UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02405, 811-09739 and 811-21434

Name of Fund: BlackRock Balanced Capital Fund, Inc., Master Large Cap Core Portfolio of Master Large Cap Series, LLC and Master Total Return Portfolio of Master Bond LLC

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Balanced Capital Fund, Inc., Master Large Cap Core Portfolio of Master Large Cap Series, LLC and Master Total Return Portfolio of Master Bond LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2016

Date of reporting period: 12/31/2015

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2015 (Unaudited)	BlackRock Balanced Capital Fund, Inc.
(Percentages shown are based on Net Assets)

Mutual Funds		Value
Master Large Cap Core Portfolio of Master Large Cap Series LLC		$568,921,189
Master Total Return Portfolio of Master Bond LLC		345,982,705
Total Mutual Funds (Cost — $800,752,176) — 95.4%		914,903,894

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.23% (a)(b)	34,881,357	34,881,357
Total Short-Term Securities (Cost — $34,881,357) — 3.7%		34,881,357

Value
Total Investments (Cost — $835,633,533) — 99.1%	$949,785,251
Other Assets Less Liabilities — 0.9%	8,966,886

Net Assets — 100.0%	$958,752,137

Notes to Schedule of Investments

(a)	Current yield as of period end.

(b)	During the period ended December 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2015	Net Activity	Shares Held at December 31, 2015	Income	Capital Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	4,220,698	30,660,659	34,881,357	$5,272	$524

BlackRock Balanced Capital Fund, Inc. (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Large Cap Core Portfolio of Master Large Cap Series LLC and Master Total Return Portfolio of Master Bond LLC (collectively the “Master Portfolios”), which have the same investment objectives and strategies as the Fund. As of period end, the value of the investments and the percentage owned by the Fund of Master Large Cap Core Portfolio and Master Total Return Portfolio was $568,921,189 and $345,982,705, respectively and 25.3% and 4.4%, respectively.

The Fund records its investments in the Master Portfolios at fair value. The Fund’s investments in the Master Portfolios are valued pursuant to the pricing policies approved by the Board of Directors of the Master Portfolios.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Master Portfolios was classified as Level 2.

During the period ended December 31, 2015, there were no transfers between levels.

BLACKROCK BALANCED CAPITAL FUND, INC.	DECEMBER 31, 2015	1

Schedule of Investments December 31, 2015 (Unaudited)	Master Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.3%
Raytheon Co.	225,920	$28,133,818
Air Freight & Logistics — 1.2%
FedEx Corp.	188,500	28,084,615
Airlines — 2.1%
Southwest Airlines Co.	775,500	33,393,030
United Continental Holdings, Inc. (a)	245,500	14,067,150

		47,460,180
Auto Components — 2.3%
Goodyear Tire & Rubber Co.	411,300	13,437,171
Lear Corp.	302,400	37,143,792

		50,580,963
Banks — 12.0%
Bank of America Corp.	3,119,836	52,506,840
Citigroup, Inc.	1,055,918	54,643,756
JPMorgan Chase & Co.	1,151,524	76,035,130
SunTrust Banks, Inc.	765,640	32,800,018
U.S. Bancorp	1,245,025	53,125,217

		269,110,961
Beverages — 2.3%
Dr. Pepper Snapple Group, Inc.	343,900	32,051,480
Molson Coors Brewing Co., Class B	210,000	19,723,200

		51,774,680
Biotechnology — 2.8%
Amgen, Inc.	278,650	45,233,255
Gilead Sciences, Inc.	183,800	18,598,722

		63,831,977
Building Products — 0.5%
Owens Corning	255,600	12,020,868
Capital Markets — 1.8%
Goldman Sachs Group, Inc.	218,280	39,340,604
Chemicals — 1.5%
Dow Chemical Co.	300,800	15,485,184
Eastman Chemical Co.	260,000	17,552,600

		33,037,784
Communications Equipment — 2.9%
Brocade Communications Systems, Inc.	1,553,142	14,257,843
Cisco Systems, Inc.	1,867,820	50,720,652

		64,978,495
Consumer Finance — 0.6%
SLM Corp. (a)	2,106,040	13,731,381
Containers & Packaging — 0.5%
Packaging Corp. of America	181,513	11,444,395
Electronic Equipment, Instruments & Components — 0.6%
CDW Corp.	345,740	14,534,910

Common Stocks	Shares	Value
Energy Equipment & Services — 2.1%
Atwood Oceanics, Inc.	570,500	$5,836,215
Schlumberger Ltd.	531,820	37,094,445
Weatherford International PLC (a)	593,890	4,982,737

		47,913,397
Food & Staples Retailing — 2.8%
CVS Health Corp.	607,425	59,387,942
Kroger Co.	69,200	2,894,636

		62,282,578
Food Products — 1.1%
Pilgrim’s Pride Corp.	184,100	4,066,769
Tyson Foods, Inc., Class A	402,090	21,443,460

		25,510,229
Health Care Equipment & Supplies — 0.1%
Medtronic PLC	32,140	2,472,209
Health Care Providers & Services — 11.6%
Aetna, Inc.	475,300	51,389,436
Centene Corp. (a)	369,300	24,303,633
Cigna Corp.	344,700	50,439,951
Express Scripts Holding Co. (a)	82,500	7,211,325
Humana, Inc.	125,800	22,456,558
Laboratory Corp. of America Holdings (a)	205,640	25,425,330
McKesson Corp.	102,025	20,122,391
UnitedHealth Group, Inc.	337,100	39,656,444
Universal Health Services, Inc., Class B	171,730	20,520,018

		261,525,086
Hotels, Restaurants & Leisure — 2.5%
Carnival Corp.	920,538	50,150,910
Las Vegas Sands Corp.	113,400	4,971,456

		55,122,366
Household Durables — 1.3%
DR Horton, Inc.	318,035	10,186,661
Lennar Corp., Class A	180,300	8,818,473
NVR, Inc. (a)	3,220	5,290,460
Toll Brothers, Inc. (a)	149,088	4,964,630

		29,260,224
Industrial Conglomerates — 0.4%
3M Co.	54,675	8,236,242
Insurance — 3.4%
American International Group, Inc.	824,700	51,106,659
Travelers Cos., Inc.	228,830	25,825,754

		76,932,413
Internet & Catalog Retail — 1.0%
Priceline Group, Inc. (a)	17,920	22,847,104
Internet Software & Services — 5.2%
Alphabet, Inc., Class A (a)	53,285	41,456,263

Portfolio Abbreviations
ADR	American Depositary Receipts
SPDR	Standard & Poor’s Depositary Receipts

2	BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2015

Schedule of Investments (continued)	Master Large Cap Core Portfolio

Common Stocks	Shares	Value
Internet Software & Services (continued)
Alphabet, Inc., Class C (a)	54,594	$41,430,295
Facebook, Inc., Class A (a)	318,800	33,365,608

		116,252,166
IT Services — 5.7%
Amdocs Ltd.	341,279	18,623,595
Cognizant Technology Solutions Corp., Class A (a)	592,200	35,543,844
DST Systems, Inc.	90,244	10,293,231
MasterCard, Inc., Class A	479,160	46,651,018
Total System Services, Inc.	329,354	16,401,829

		127,513,517
Machinery — 0.3%
WABCO Holdings, Inc. (a)	72,800	7,444,528
Media — 3.9%
Comcast Corp., Class A	1,055,900	59,584,437
Omnicom Group, Inc.	213,170	16,128,442
Viacom, Inc., Class B	276,400	11,376,624

		87,089,503
Multi-Utilities — 0.8%
Public Service Enterprise Group, Inc.	481,100	18,613,759
Oil, Gas & Consumable Fuels — 3.1%
BP PLC — ADR	678,410	21,207,096
Exxon Mobil Corp.	17,570	1,369,581
Hess Corp.	67,052	3,250,681
PBF Energy, Inc., Class A	92,430	3,402,348
Suncor Energy, Inc.	924,100	23,841,780
Tesoro Corp.	71,893	7,575,365
Valero Energy Corp.	137,700	9,736,767

		70,383,618
Paper & Forest Products — 0.5%
Domtar Corp.	301,500	11,140,425
Pharmaceuticals — 3.3%
Allergan PLC (a)	47,400	14,812,500
Johnson & Johnson	80,095	8,227,358
Merck & Co., Inc.	59,943	3,166,189
Pfizer, Inc.	72,690	2,346,433
Teva Pharmaceutical Industries Ltd. — ADR	678,636	44,545,667

		73,098,147
Semiconductors & Semiconductor Equipment — 1.8%
Intel Corp.	391,970	13,503,367
Micron Technology, Inc. (a)	525,850	7,446,036
NVIDIA Corp.	569,100	18,757,536

		39,706,939

Common Stocks	Shares	Value
Software — 3.9%
Activision Blizzard, Inc.	808,430	$31,294,325
Microsoft Corp.	756,800	41,987,264
Oracle Corp.	399,550	14,595,561

		87,877,150
Specialty Retail — 5.9%
Home Depot, Inc.	417,200	55,174,700
Lowe’s Cos., Inc.	748,000	56,877,920
Ross Stores, Inc.	366,358	19,713,724

		131,766,344
Technology Hardware, Storage & Peripherals — 3.7%
Apple Inc.	489,500	51,524,770
EMC Corp.	275,170	7,066,366
Western Digital Corp.	394,510	23,690,325

		82,281,461
Textiles, Apparel & Luxury Goods — 0.2%
Fossil Group, Inc. (a)	105,300	3,849,768
Tobacco — 2.0%
Altria Group, Inc.	776,739	45,213,977
Total Common Stocks — 99.0%		2,222,398,781

Investment Companies — 0.3%
Utilities Select Sector SPDR Fund	188,000	8,136,640
Total Long-Term Investments (Cost — $1,723,055,717) — 99.3%		2,230,535,421

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.23% (b)(c)	16,063,516	16,063,516
Total Short-Term Securities (Cost — $16,063,516) — 0.7%		16,063,516
Total Investments (Cost — $1,739,119,233*) — 100.0%		2,246,598,937
Liabilities in Excess of Other Assets — 0.0%		(1,052,049)

Net Assets — 100.0%		$2,245,546,888

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,743,149,301

Gross unrealized appreciation	$593,793,702
Gross unrealized depreciation	(90,344,066)

Net unrealized appreciation	$503,449,636

(a)	Non-income producing security.

(b)	During the period ended December 31, 2015, investments in issuers considered to be affiliates of the Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2015	3

Schedule of Investments (concluded)	Master Large Cap Core Portfolio

Affiliate	Shares/Beneficial Interest Held at September 30, 2015	Net Activity	Shares/Beneficial Interest Held at December 31, 2015	Income		Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	29,818,476	(13,754,960)	16,063,516	$7,945		$499
BlackRock Liquidity Series, LLC, Money Market Series	—	—	—	$5,376	[1]	—

[1]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Current yield as of period end.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determing the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$2,222,398,781	—	—	$2,222,398,781
Investment Companies	8,136,640	—	—	8,136,640
Short-Term Securities	16,063,516	—	—	16,063,516

Total	$2,246,598,937	—	—	$2,246,598,937

[1] See above Schedule of Investments for values in each industry.

During the period ended December 31, 2015, there were no transfers between levels.

4	BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2015

Consolidated Schedule of Investments December 31, 2015 (Unaudited)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
ACAS CLO Ltd.:
Series 2012-1AR, Class BR, 2.64%, 9/20/23 (a)(b)	USD	4,020	$3,999,292
Series 2015-2A, Class B, 2.55%, 10/28/27 (a)(b)		3,250	3,217,305
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-OP1, Class A2, 1.14%, 12/25/33 (b)		581	478,375
Series 2006-CW1, Class A2C, 0.36%, 7/25/36 (b)		1,137	786,200
Series 2006-CW1, Class A2D, 0.68%, 7/25/36 (b)		13,114	7,303,349
ALM V Ltd., Series 2012-5A, Class A2R, 2.47%, 10/18/27 (a)(b)		1,600	1,576,800
ALM VII R Ltd., Series 2013-7RA, Class A2, 2.17%, 4/24/24 (a)(b)		2,643	2,612,336
ALM VII R-2 Ltd., Series 2013-7R2A, Class A2, 2.17%, 4/24/24 (a)(b)		1,197	1,186,949
ALM XIV Ltd., Series 2014-14A, Class A1, 1.75%, 7/28/26 (a)(b)		5,225	5,173,576
ALME Loan Funding II Ltd.:
Series 2X, Class A, 1.40%, 8/15/27 (b)	EUR	870	936,028
Series 2X, Class E, 5.10%, 8/15/27 (b)		395	391,202
Series 2X, Class F, 5.85%, 8/15/27 (b)		250	238,388
ALME Loan Funding IV BV, Series 4X, Class E, 0.00%, 1/15/30 (b)		1,130	1,185,053
American Homes 4 Rent, Series 2014-SFR1, Class A, 1.35%, 6/17/31 (a)(b)	USD	2,141	2,098,155
AMMC CLO 17 Ltd., Series 2015-17A, Class B, 2.79%, 11/15/27 (a)(b)		1,180	1,172,684
Anchorage Capital CLO 6 Ltd.:
Series 2015-6A, Class A1, 1.86%, 4/15/27 (a)(b)		2,020	1,996,770
Series 2015-6A, Class B, 2.37%, 4/15/27 (a)(b)		250	243,425
Anchorage Capital CLO Ltd., Series 2013-1A, Class A2A, 2.04%, 7/13/25 (a)(b)		1,050	1,018,950
Apidos CLO IX, Series 2012-9AR, Class BR, 2.17%, 7/15/23 (a)(b)		3,035	2,983,101
Apidos CLO XI, Series 2012-11A, Class A, 1.71%, 1/17/23 (a)(b)		3,610	3,568,197
Apidos CLO XII, Series 2013-12A, Class A, 1.42%, 4/15/25 (a)(b)		17,202	16,892,364
Apidos CLO XV, Series 2013-15A, Class A1, 1.67%, 10/20/25 (a)(b)		1,080	1,068,705
Apidos CLO XVIII, Series 2014-18A, Class A1, 1.73%, 7/22/26 (a)(b)		880	868,120

Asset-Backed Securities		Par (000)	Value
Arbour CLO Ltd.:
Series 2014-1X, Class E, 5.00%, 6/16/27 (b)	EUR	338	$338,158
Series 2014-1X, Class F, 5.75%, 6/16/27 (b)		336	314,799
ARES CLO Ltd., Series 2012-2A, Class CR, 3.02%, 10/12/23 (a)(b)	USD	300	294,750
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, 0.66%, 5/25/35 (b)		4,518	3,404,180
Arianna SPV Srl, Series 1, Class A, 3.60%, 10/20/30	EUR	1,308	1,445,408
AVANT Loans Funding Trust, Series 2015-A, Class A, 4.00%, 8/16/21 (a)	USD	3,424	3,391,034
Avoca CLO XIII Ltd., Series 13X, Class E, 5.37%, 1/21/28 (b)	EUR	430	436,229
Avoca CLO XIV Ltd.:
Series 14X, Class E, 4.81%, 7/12/28 (b)		490	489,909
Series 14X, Class F, 5.81%, 7/12/28 (b)		300	277,123
Series 14X, Class SUB, 0.00%, 7/12/28		1,290	1,219,666
Avoca CLO XV Ltd.:
Series 15X, Class E, 5.04%, 9/11/28 (b)		1,170	1,161,930
Series 15X, Class F, 6.79%, 9/11/28 (b)		465	459,882
Series 15X, Class M1, 0.00%, 11/28/28 (b)		1,100	974,554
B2R Mortgage Trust:
Series 2015-1, Class A1, 2.52%, 5/15/48 (a)	USD	1,017	994,980
Series 2015-2, Class A, 3.34%, 11/15/48 (a)		2,575	2,567,278
Babson CLO Ltd., Series 2013-IA, Class A, 1.42%, 4/20/25 (a)(b)		4,310	4,221,087
Battalion CLO IV Ltd., Series 2013-4A, Class A1, 1.72%, 10/22/25 (a)(b)		4,715	4,654,766
Bayview Financial Revolving Asset Trust, Series 2004-B, Class A1, 1.42%, 5/28/39 (a)(b)		8,747	6,328,501
Bayview Opportunity Master Fund IIA Trust, Series 2012-4NR3, Class A, 3.72%, 2/28/35 (a)(b)		979	977,921
Bayview Opportunity Master Fund IIIA Trust, Series 2014-16RP, Class A, 3.84%, 11/28/29 (a)(c)		1,459	1,446,313
Bayview Opportunity Master Fund IIIB RPL Trust, Series 2015-3, Class A1, 3.62%, 4/28/30 (a)(c)		1,051	1,036,225

Portfolio Abbreviations
ABS	Asset-Backed Security	COP	Columbian Peso	OTC	Over-the-counter
ADR	American Depositary Receipt	ETF	Exchange-Traded Fund	PIK	Payment-in-kind
AKA	Also Known As	EUR	Euro	PLN	Polish Zloty
AMBAC	American Municipal Bond Assurance Corporation	FKA	Formerly Known As	RB	Revenue Bonds
AGM	Assured Guaranty Municipal Corp.	GBP	British Pound	REMIC	Real Estate Mortgage Investment Conduit
AUD	Australian Dollar	GO	General Obligation	RUB	Russian Ruble
BRL	Brazilian Real	HKD	Hong Kong Dollar	S&P	Standard & Poor’s
BZDIOVER	Overnight Brazil CETIP - Interbank Rate	JPY	Japanese Yen	SAR	Saudi Arabian Riyal
CAD	Canadian Dollar	KLIBOR	Kuala Lumpur Interbank Offered Rate	SGD	Singapore Dollar
CDO	Collateralized Debt Obligation	KRW	South Korean Won	TBA	To-be-announced
CHF	Swiss Franc	LIBOR	London Interbank Offered Rate	TRY	Turkish Lira
CLO	Collateralized Loan Obligation	MXIBTIIE	Mexico Interbank TIIE 28-Day Rate	TWD	Taiwan New Dollar
CLP	Chilean Peso	MXN	Mexican Peso	USD	U.S. Dollar
CNH	Chinese Yuan Offshore	MYR	Malaysian Ringgit	ZAR	South African Rand
CNY	Chinese Yuan

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2015	1

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Asset-Backed Securities		Par (000)	Value
BCMSC Trust:
Series 2000-A, Class A2, 7.58%, 6/15/30 (b)	USD	1,693	$875,206
Series 2000-A, Class A3, 7.83%, 6/15/30 (b)		1,571	838,695
Series 2000-A, Class A4, 8.29%, 6/15/30 (b)		2,690	1,518,708
Bear Stearns Asset-Backed Securities I Trust:
Series 2006-HE10, Class 22A, 0.56%, 12/25/36 (b)		3,705	2,847,762
Series 2006-HE7, Class 1A2, 0.59%, 9/25/36 (b)		5,902	4,800,624
Series 2006-HE9, Class 2A, 0.56%, 11/25/36 (b)		5,145	4,334,497
Series 2007-AQ2, Class A2, 0.59%, 1/25/37 (b)		1,682	1,464,144
Series 2007-FS1, Class 1A3, 0.59%, 5/25/35 (b)		1,275	1,044,789
Series 2007-HE1, Class 21A2, 0.58%, 1/25/37 (b)		1,181	1,065,938
Series 2007-HE2, Class 22A, 0.56%, 3/25/37 (b)		1,450	1,151,205
Series 2007-HE2, Class 23A, 0.56%, 3/25/37 (b)		2,867	2,190,992
Bear Stearns Second Lien Trust, Series 2007-SV1A, Class M1, 1.62%, 12/25/36 (a)(b)		1,200	1,119,155
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class A1, 1.52%, 7/15/24 (a)(b)		2,090	2,058,357
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A2, 2.57%, 1/20/28 (a)(b)		3,990	3,927,916
BlueMountain CLO Ltd.:
Series 2012-2A, Class B1, 2.42%, 11/20/24 (a)(b)		3,150	3,148,624
Series 2013-1A, Class A1, 1.52%, 5/15/25 (a)(b)		1,025	1,007,577
Series 2013-2A, Class A, 1.52%, 1/22/25 (a)(b)		850	835,415
Series 2014-2A, Class A, 1.74%, 7/20/26 (a)(b)		670	664,493
Series 2015-3A, Class A1, 1.81%, 10/20/27 (a)(b)		2,000	1,978,200
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class A, 1.68%, 1/20/25 (a)(b)		6,630	6,601,978
Carrington Mortgage Loan Trust:
Series 2006-NC3, Class A4, 0.66%, 8/25/36 (b)		2,003	1,175,748
Series 2006-NC5, Class A3, 0.57%, 1/25/37 (b)		7,250	4,278,190
Series 2006-NC5, Class A4, 0.64%, 1/25/37 (b)		803	479,135
Series 2007-FRE1, Class A2, 0.62%, 2/25/37 (b)		3,782	3,542,768
Series 2007-RFC1, Class A4, 0.64%, 12/25/36 (b)		1,440	813,353
Carrington Mortgage Loan Trust Series, Series 2006-NC2, Class A3, 0.57%, 6/25/36 (b)		4,730	3,975,274
CHLUPA Trust, Series 2013-VM, Class A, 3.33%, 8/15/20 (a)		2,015	2,009,871
CIFC Funding Ltd.:
Series 2011-1AR, Class A1R, 1.59%, 1/19/23 (a)(b)		10,986	10,965,673
Series 2012-2A, Class A1R, 1.80%, 12/05/24 (a)(b)		4,000	3,980,099
Series 2012-3A, Class A1L, 1.70%, 1/29/25 (a)(b)		5,000	4,988,705

Asset-Backed Securities		Par (000)	Value
Series 2012-3A, Class A2L, 2.57%, 1/29/25 (a)(b)	USD	4,480	$4,479,152
Series 2013-4A, Class B1, 2.26%, 11/27/24 (a)(b)		4,270	4,145,659
Series 2014-1A, Class A, 1.82%, 4/18/25 (a)(b)		1,720	1,704,239
Series 2014-2A, Class A1L, 1.86%, 5/24/26 (a)(b)		2,365	2,336,805
Series 2014-5A, Class A1, 1.90%, 1/17/27 (a)(b)		4,565	4,531,114
Series 2015-3A, Class B, 2.42%, 10/19/27 (a)(b)		2,610	2,585,466
Citigroup Mortgage Loan Trust:
Series 2006-NC1, Class A2D, 0.67%, 8/25/36 (b)		3,550	2,612,549
Series 2006-WFH3, Class M2, 0.52%, 10/25/36 (b)		5,000	3,936,551
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH3, Class A3, 0.67%, 6/25/37 (b)		1,130	930,081
Colombo Srl, Series 1, Class B, 0.49%, 8/28/26 (b)	EUR	252	270,618
Colony American Homes, Series 2015-1A, Class A, 1.55%, 7/17/32 (a)(b)	USD	8,459	8,264,118
Conseco Finance Securitizations Corp., Series 2000-4, Class A6, 8.31%, 5/01/32 (b)		1,437	897,046
Countrywide Asset-Backed Certificates:
Series 2003-BC3, Class A2, 1.04%, 9/25/33 (b)		672	621,657
Series 2004-5, Class A, 1.32%, 10/25/34 (b)		752	736,903
Series 2006-12, Class 2A2, 0.57%, 12/25/36 (b)		1,578	1,493,416
Series 2006-17, Class 2A2, 0.57%, 3/25/47 (b)		696	616,284
Series 2006-8, Class 2A3, 0.58%, 1/25/46 (b)		2,040	1,844,155
Series 2006-S10, Class A3, 0.74%, 10/25/36 (b)		14,017	11,047,088
Series 2006-S3, Class A4, 6.43%, 1/25/29 (c)		887	865,708
Series 2006-SPS1, Class A, 0.64%, 12/25/25 (b)		374	1,241,027
Credit-Based Asset Servicing & Securitization LLC:
Series 2006-SL1, Class A2, 5.56%, 9/25/36 (a)(c)		3,659	1,060,345
Series 2007-RP1, Class A, 0.73%, 5/25/46 (a)(b)		897	756,766
CT CDO IV Ltd., Series 2006-4A, Class A1, 0.71%, 10/20/43 (a)(b)		612	601,408
CVC Cordatus Loan Fund III Ltd., Series 3X, Class A1, 1.40%, 7/08/27 (b)	EUR	1,640	1,764,552
CWHEQ Home Equity Loan Trust:
Series 2006-S5, Class A4, 5.84%, 6/25/35	USD	1,150	1,122,873
Series 2006-S5, Class A5, 6.16%, 6/25/35		713	649,181
Series 2007-S1, Class A3, 5.81%, 11/25/36 (b)		3,479	3,438,925
CWHEQ Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 4Q1B, 0.50%, 12/15/33 (a)(b)		1,972	1,666,247
CWHEQ Revolving Home Equity Loan Trust, Series 2005-B, Class 2A, 0.51%, 5/15/35 (b)		1,938	1,613,646
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44 (a)		8,125	8,040,521

2	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Asset-Backed Securities		Par (000)	Value
Dryden XXV Senior Loan Fund, Series 2012-25A, Class A, 1.70%, 1/15/25 (a)(b)	USD	10,090	$10,030,718
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1L, 1.46%, 8/15/25 (a)(b)		2,090	2,045,158
ECP CLO Ltd., Series 2012-4A, Class A1, 1.92%, 6/19/24 (a)(b)		4,910	4,833,632
Euro-Galaxy IV CLO BV:
Series 2015-4X, Class D, 3.42%, 7/30/28 (b)	EUR	270	279,486
Series 2015-4X, Class E, 4.57%, 7/30/28 (b)		365	363,544
Series 2015-4X, Class F, 6.32%, 7/30/28 (b)		380	365,476
Fannie Mae REMIC Trust, Series 2003-W5, Class A, 0.42%, 4/25/33 (b)	USD	4	3,990
Flatiron CLO Ltd., Series 2011-1A, Class A, 1.87%, 1/15/23 (a)(b)		12,880	12,889,629
Fraser Sullivan CLO VII Ltd.:
Series 2012-7A, Class A1R, 1.36%, 4/20/23 (a)(b)		6,917	6,889,705
Series 2012-7A, Class A2R, 2.09%, 4/20/23 (a)(b)		3,500	3,469,165
Series 2012-7A, Class BR, 2.79%, 4/20/23 (a)(b)		2,870	2,808,582
Galaxy XV CLO Ltd., Series 2013-15A, Class A, 1.57%, 4/15/25 (a)(b)		1,350	1,330,802
Galaxy XX CLO Ltd., Series 2015-20A, Class A, 1.73%, 7/20/27 (a)(b)		2,570	2,530,178
GFT Mortgage Loan Trust:
Series 2015-GFT1, Class A, 3.72%, 1/25/55 (a)(c)		2,029	2,004,703
Series 2015-GFT2, Class A, 4.36%, 9/25/18 (a)(c)		1,407	1,400,512
GMACM Home Equity Loan Trust, Series 2006-HE4, Class A2, 0.40%, 12/25/36 (b)		313	274,565
Greenpoint Manufactured Housing:
Series 1999-5, Class M1B, 8.29%, 12/15/29 (b)		870	952,087
Series 1999-5, Class M2, 9.02%, 12/15/29 (b)		386	332,694
GSAA Home Equity Trust, Series 2006-5, Class 2A1, 0.49%, 3/25/36 (b)		24	13,938
GSAMP Trust, Series 2007-H1, Class A1B, 0.62%, 1/25/47 (b)		1,317	859,256
GT Loan Financing I Ltd., Series 2013-1A, Class A, 1.59%, 10/28/24 (a)(b)		5,105	5,001,371
Harvest CLO:
Series 11X, Class E, 5.21%, 3/26/29 (b)	EUR	970	996,005
Series 11X, Class SUB, 0.00%, 3/26/29 (b)		4,040	3,600,204
Highbridge Loan Management Ltd., Series 2012-1AR, Class A2R, 2.53%, 9/20/22 (a)(b)	USD	3,010	3,008,872
Home Equity Mortgage Trust, Series 2006-2, Class 1A1, 5.37%, 7/25/36 (c)		3,669	1,621,945
Home Loan Mortgage Loan Trust, Series 2005-1, Class A3, 0.69%, 4/15/36 (b)		2,025	1,787,535
ING IM CLO Ltd., Series 2012-1RA, Class A2R, 2.19%, 3/14/22 (a)(b)		1,300	1,281,795
ING Investment Management CLO Ltd., Series 2013-2A, Class A1, 1.45%, 4/25/25 (a)(b)		1,815	1,780,796
Invitation Homes Trust:
Series 2013-SFR1, Class A, 1.40%, 12/17/30 (a)(b)		2,749	2,694,257

Asset-Backed Securities		Par (000)	Value
Series 2014-SFR1, Class A, 1.35%, 6/17/31 (a)(b)	USD	1,010	$988,344
Series 2014-SFR2, Class A, 1.45%, 9/17/31 (a)(b)		3,079	3,022,003
Series 2015-SFR3, Class A, 1.65%, 8/17/32 (a)(b)		9,442	9,262,744
Irwin Home Equity Loan Trust, Series 2006-2, Class 2A2, 6.24%, 2/25/36 (a)(c)		1,479	1,539,025
JPMorgan Mortgage Acquisition Trust, Series 2006-WF1, Class A3A, 5.83%, 7/25/36 (c)		936	559,335
Jubilee BV, Series 2014-11X, Class A, 1.38%, 4/15/27 (b)	EUR	415	448,843
Jubilee CDO BV, Series VIII-X, Class Sub, 5.05%, 1/15/24 (b)		880	698,612
KKR Financial CLO Ltd., Series 2013-1A, Class A1, 1.47%, 7/15/25 (a)(b)	USD	4,515	4,431,021
LCM IX LP, Series 9A, Class C, 3.17%, 7/14/22 (a)(b)		500	498,610
LCM XIV LP, Series 14A, Class A, 1.47%, 7/15/25 (a)(b)		320	313,920
Lehman ABS Manufactured Housing Contract Trust:
Series 2001-B, Class M1, 6.63%, 3/15/28 (b)		4,790	5,115,471
Series 2001-B, Class M2, 7.17%, 4/15/40 (b)		812	556,604
Lehman XS Trust, Series 2007-1, Class 2A1, 5.38%, 2/25/37 (b)		4,853	4,319,454
Litigation Fee Residual Funding LLC, Series 2015-1, Class A, 3.50%, 10/01/27 (a)		6,851	6,837,298
Long Beach Mortgage Loan Trust:
Series 2006-1, Class 1A, 0.64%, 2/25/36 (b)		4,959	4,011,460
Series 2006-10, Class 2A3, 0.58%, 11/25/36 (b)		4,697	1,951,485
Series 2006-10, Class 2A4, 0.64%, 11/25/36 (b)		1,549	650,763
Series 2006-11, Class 1A, 0.58%, 12/25/36 (b)		4,575	2,830,881
Series 2006-2, Class 2A3, 0.61%, 3/25/46 (b)		3,381	1,353,872
Series 2006-3, Class 2A3, 0.60%, 5/25/46 (b)		2,078	798,690
Series 2006-3, Class 2A4, 0.69%, 5/25/46 (b)		1,252	481,262
Madison Park Funding IX Ltd.:
Series 2012-9AR, Class AR, 1.61%, 8/15/22 (a)(b)		2,366	2,359,180
Series 2012-9AR, Class C1R, 3.17%, 8/15/22 (a)(b)		580	573,547
Madison Park Funding VIII Ltd., Series 2012-8AR, Class CR, 3.10%, 4/22/22 (a)(b)		280	279,949
Morgan Stanley ABS Capital I, Inc., Trust, Series 2005-HE1, Class A2MZ, 1.02%, 12/25/34 (b)		820	736,212
MSCC Heloc Trust, Series 2007-1, Class A, 0.52%, 12/25/31 (b)		284	275,320
Muir Woods CLO Ltd., Series 2012-1A, Class B, 2.94%, 9/14/23 (a)(b)		500	496,980
Navient Private Education Loan Trust:
Series 2014-AA, Class A3, 1.93%, 10/15/31 (a)(b)		8,500	8,289,919
Series 2014-AA, Class B, 3.50%, 8/15/44 (a)		6,000	5,449,016
Series 2014-CTA, Class B, 2.08%, 10/17/44 (a)(b)		8,550	8,109,531

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2015	3

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Asset-Backed Securities		Par (000)	Value
Series 2015-AA, Class A2A, 2.65%, 12/15/28 (a)	USD	18,636	$18,184,888
Series 2015-AA, Class A3, 2.03%, 11/15/30 (a)(b)		4,476	4,332,318
NextGear Floorplan Master Owner Trust, Series 2015-1A, Class B, 2.08%, 7/15/19 (a)(b)		1,150	1,150,450
North Westerly CLO BV, Series IV-X, Class A-1, 1.79%, 1/15/26 (b)	EUR	2,500	2,716,915
Northwoods Capital IX Ltd., Series 2012-9A, Class A, 1.74%, 1/18/24 (a)(b)	USD	4,300	4,257,450
Oak Hill European Credit Partners IV Designated Activity Co.:
Series 2015-4X, Class E, 5.06%, 1/20/30 (b)	EUR	1,540	1,506,243
Series 2015-4X, Class F, 7.06%, 1/20/30 (b)		670	633,470
Oaktree EIF II Ltd., Series 2014-A2, Class B, 2.62%, 11/15/25 (a)(b)	USD	1,640	1,601,198
Oakwood Mortgage Investors, Inc., Series 2001-D, Class A4, 6.93%, 9/15/31 (b)		705	599,461
OCP CLO Ltd.:
Series 2014-5A, Class A1, 1.32%, 4/26/26 (a)(b)		330	320,668
Series 2015-8A, Class A1, 1.85%, 4/17/27 (a)(b)		420	415,905
Series 2015-8A, Class A2A, 2.39%, 4/17/27 (a)(b)		540	530,478
Octagon Investment Partners XIX Ltd., Series 2014-1A, Class A, 1.81%, 4/15/26 (a)(b)		1,500	1,489,409
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A, 1.44%, 7/17/25 (a)(b)		5,195	5,068,242
OHA Credit Partners IX Ltd., Series 2013-9A, Class A1, 1.72%, 10/20/25 (a)(b)		540	532,060
OHA Credit Partners VIII Ltd., Series 2013-8A, Class A, 1.44%, 4/20/25 (a)(b)		4,130	4,042,444
OHA Loan Funding Ltd., Series 2013-2A, Class A, 1.65%, 8/23/24 (a)(b)		5,315	5,275,988
OneMain Financial Issuance Trust:
Series 2014-1A, Class A, 2.43%, 6/18/24 (a)		6,347	6,325,100
Series 2014-1A, Class B, 3.24%, 6/18/24 (a)		1,340	1,333,428
Series 2015-1A, Class C, 5.12%, 3/18/26 (a)		1,536	1,559,117
Series 2015-1A, Class D, 6.63%, 3/18/26 (a)		2,135	2,174,967
Series 2015-2A, Class C, 4.32%, 7/18/25 (a)		4,590	4,556,906
Series 2015-2A, Class D, 5.64%, 7/18/25 (a)		2,270	2,239,241
Option One Mortgage Acceptance Corp. Asset Back Certificates, Series 2003-4, Class A2, 1.06%, 7/25/33 (b)		1,218	1,137,071
Option One Mortgage Loan Trust, Series 2007-FXD1, Class 3A4, 5.86%, 1/25/37 (c)		2,530	2,366,262
OZLM Funding III Ltd., Series 2013-3A, Class A1, 1.65%, 1/22/25 (a)(b)		1,000	992,200
OZLM Funding IV Ltd., Series 2013-4A, Class A1, 1.47%, 7/22/25 (a)(b)		9,995	9,820,087
OZLM Funding Ltd., Series 2012-2A, Class A1, 1.80%, 10/30/23 (a)(b)		7,530	7,512,439
OZLM VII Ltd., Series 2014-7A, Class A1B, 1.81%, 7/17/26 (a)(b)		250	247,638
OZLM XI Ltd., Series 2015-11A, Class A1A, 1.85%, 1/30/27 (a)(b)		9,258	9,192,798

Asset-Backed Securities		Par (000)	Value
OZLM XII Ltd., Series 2015-12A, Class A1, 1.77%, 4/30/27 (a)(b)	USD	570	$559,463
PFS Financing Corp., Series 2013-AA, Class B, 1.43%, 2/16/18 (a)(b)		420	419,505
Pretium Mortgage Credit Partners I LLC, Series 2015-NPL4, Class A1, 4.38%, 11/27/30 (a)(c)		4,185	4,171,145
Progress Residential Trust:
Series 2015-SFR1, Class A, 1.76%, 2/17/32 (a)(b)		3,011	2,971,306
Series 2015-SFR2, Class A, 2.74%, 6/12/32 (a)		1,750	1,707,724
Series 2015-SFR3, Class D, 4.67%, 11/12/20 (a)		660	656,367
Series 2015-SFR3, Class F, 6.64%, 11/12/20 (a)		500	494,558
Race Point VIII CLO Ltd., Series 2013-8A, Class A, 1.62%, 2/20/25 (a)(b)		1,665	1,644,188
RASC Trust, Series 2003-KS5, Class AIIB, 1.00%, 7/25/33 (b)		456	404,625
RCO Mortgage LLC, Series 2015-NQM1, Class A, 3.50%, 6/25/23 (a)(b)		2,990	2,987,608
RMAT LLC, Series 2015-RPL1, Class A1, 3.97%, 5/26/20 (a)(c)		8,621	8,582,816
SACO I Trust, Series 2006-9, Class A1, 0.72%, 8/25/36 (b)		1,257	1,674,779
Santander Drive Auto Receivables Trust:
Series 2014-S1, Class R, 1.42%, 8/16/18 (a)		53	53,138
Series 2014-S2, Class R, 1.43%, 11/16/18 (a)		307	307,293
Series 2014-S3, Class R, 1.43%, 2/19/19 (a)		225	224,748
Series 2014-S4, Class R, 1.43%, 4/16/19 (a)		514	515,030
Series 2014-S5, Class R, 1.43%, 6/18/19 (a)		450	451,036
Series 2014-S6, Class R, 1.43%, 12/17/19 (a)		186	185,784
SASCO Mortgage Loan Trust, Series 2005-GEL2, Class A, 0.70%, 4/25/35 (b)		55	55,064
Scholar Funding Trust, Series 2011-A, Class A, 1.22%, 10/28/43 (a)(b)		2,707	2,573,283
Silvermore CLO Ltd., Series 2014-1A, Class A1, 1.81%, 5/15/26 (a)(b)		3,700	3,652,048
SLC Private Student Loan Trust, Series 2006-A, Class C, 0.77%, 7/15/36 (b)		2,010	1,758,127
SLM Private Credit Student Loan Trust:
Series 2004-A, Class A3, 0.91%, 6/15/33 (b)		4,488	4,198,800
Series 2004-B, Class A2, 0.71%, 6/15/21 (b)		1,458	1,444,410
Series 2004-B, Class A3, 0.84%, 3/15/24 (b)		17,980	16,967,339
Series 2006-B, Class A5, 0.78%, 12/15/39 (b)		830	729,059
Series 2006-C, Class A4, 0.68%, 3/15/23 (b)		623	611,322
Series 2007-A, Class A2, 0.63%, 9/15/25 (b)		1,644	1,619,120
SLM Private Education Loan Trust:
Series 2011-B, Class A3, 2.58%, 6/16/42 (a)(b)		2,817	2,911,378
Series 2013-A, Class B, 2.50%, 3/15/47 (a)		620	587,713
Series 2013-B, Class B, 3.00%, 5/16/44 (a)		2,095	2,028,172
Series 2014-A, Class A2A, 2.59%, 1/15/26 (a)		500	497,373
SLM Student Loan Trust, Series 2013-C, Class A2B, 1.73%, 10/15/31 (a)(b)		500	500,683

4	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Asset-Backed Securities		Par (000)	Value
SMB Private Education Loan Trust:
Series 2015-B, Class A2B, 1.53%, 7/15/27 (a)(b)	USD	1,680	$1,652,994
Series 2015-B, Class A3, 2.08%, 5/17/32 (a)(b)		6,400	6,257,856
Series 2015-B, Class B, 3.50%, 12/17/40 (a)		3,830	3,512,685
SoFi Professional Loan Program LLC:
Series 2014-A, Class A2, 3.02%, 10/25/27 (a)		2,334	2,334,571
Series 2014-B, Class A2, 2.55%, 8/25/29 (a)		1,006	997,518
Series 2015-B, Class A2, 2.51%, 9/27/32 (a)		4,819	4,731,637
Sorrento Park CLO Ltd., Series 1X, Class E, 6.24%, 11/16/27 (b)	EUR	340	332,389
Sound Point CLO I Ltd., Series 2012-1A, Class B, 3.02%, 10/20/23 (a)(b)	USD	250	249,736
Sound Point CLO IV Ltd., Series 2013-3A, Class A, 1.69%, 1/21/26 (a)(b)		2,385	2,349,807
Sound Point CLO Ltd., Series 2014-3A, Class A, 1.79%, 1/23/27 (a)(b)		6,225	6,165,240
Sound Point CLO VI Ltd., Series 2014-2A, Class A1, 1.65%, 10/20/26 (a)(b)		3,560	3,499,836
SpringCastle America Funding LLC, Series 2014-AA, Class B, 4.61%, 10/25/27 (a)		3,899	3,906,403
Springleaf Funding Trust:
Series 2014-AA, Class B, 3.45%, 12/15/22 (a)		2,335	2,329,450
Series 2015-AA, Class B, 3.62%, 11/15/24 (a)		3,952	3,909,379
St. Pauls CLO, Series 4X, Class A1, 1.35%, 4/25/28 (b)	EUR	2,000	2,173,446
Structured Asset Securities Corp. Assistance Loan Trust, Series 2003-AL2, Class A, 3.36%, 1/25/31 (a)	USD	721	701,570
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-23XS, Class 2A1, 0.72%, 1/25/35 (b)		1,203	1,113,599
Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, 3.72%, 11/16/44 (a)(c)		1,773	1,764,557
SWAY Residential Trust, Series 2014-1, Class A, 1.65%, 1/17/20 (a)(b)		9,913	9,723,252
Symphony CLO XII Ltd., Series 2013-12A, Class A, 1.59%, 10/15/25 (a)(b)		3,000	2,946,060
Symphony CLO XV Ltd., Series 2014-15A, Class B1, 2.52%, 10/17/26 (a)(b)		6,230	6,177,142
TAGUS-Sociedade de Titularizacao de Creditos SA/Volta II Electricity Receivables, Series 2, Class SNR, 2.98%, 2/16/18	EUR	927	1,010,891
TICP CLO I Ltd., Series 2015-1A, Class A, 1.88%, 7/20/27 (a)(b)	USD	1,000	988,159
TICP CLO III Ltd.:
Series 2014-3A, Class A, 1.86%, 1/20/27 (a)(b)		1,960	1,933,545
Series 2014-3A, Class B1, 2.67%, 1/20/27 (a)(b)		374	371,836
Tricon American Homes Trust, Series 2015-SFR1, Class A, 1.57%, 5/17/32 (a)(b)		1,170	1,145,937
U.S. Residential Opportunity Fund Trust:
Series 2015-1III, Class A, 3.72%, 1/27/35 (a)		6,427	6,385,129
Series 2015-1IV, Class A, 3.72%, 2/27/35 (a)		1,809	1,796,555
Venture XIX CLO Ltd., Series 2014-19A, Class A, 1.92%, 1/15/26 (a)(b)		1,940	1,927,343
Venture XXI CLO Ltd., Series 2015-21A, Class A, 1.77%, 7/15/27 (a)(b)		2,630	2,590,550

Asset-Backed Securities		Par (000)	Value
Voya CLO Ltd.:
Series 2012-2RA, Class BR, 2.27%, 10/15/22 (a)(b)	USD	2,470	$2,438,458
Series 2012-3AR, Class AR, 1.61%, 10/15/22 (a)(b)		1,700	1,687,415
Series 2012-4A, Class A1, 1.68%, 10/15/23 (a)(b)		1,210	1,202,613
Series 2013-3A, Class A1, 1.77%, 1/18/26 (a)(b)		2,685	2,652,001
Series 2014-4A, Class A1, 1.79%, 10/14/26 (a)(b)		4,740	4,706,855
Wachovia Asset Securitization Issuance II LLC Trust, Series 2007-HE2A, Class A, 0.55%, 7/25/37 (a)(b)		3,216	2,872,482
World Financial Network Credit Card Master Trust:
Series 2012-C, Class B, 3.57%, 8/15/22		3,000	3,094,317
Series 2012-C, Class C, 4.55%, 8/15/22		5,030	5,191,432
Series 2012-D, Class B, 3.34%, 4/17/23		3,551	3,645,709
Series 2012-D, Class M, 3.09%, 4/17/23		2,725	2,733,211
WVUE, Series 2015-1A, Class A, 4.50%, 9/25/20 (a)(c)		2,238	2,212,508
Ziggurat CLO I Ltd., Series 2014-1A, Class A1, 1.90%, 10/17/26 (a)(b)		12,445	12,382,775
Total Asset-Backed Securities — 9.1%			705,735,852

Common Stocks		Shares	Value
Airlines — 0.0%
United Continental Holdings, Inc. (d)		35,002	2,005,615
Diversified Financial Services — 0.0%
Concrete Investment II SCA — Stapled (e)		12,471	—
Energy Equipment & Services — 0.0%
Vantage Drilling Co. (d)		311,000	821
Internet Software & Services — 0.0%
Alibaba Group Holding Ltd. — ADR (d)		22,876	1,859,133
Metals & Mining — 0.0%
Northern Graphite Corp. (d)		99,612	15,838
Oil, Gas & Consumable Fuels — 0.0%
Concho Resources, Inc. (d)		4,696	436,071
Matador Resources Co. (d)		31,299	618,781

			1,054,852
Real Estate Investment Trusts (REITs) — 0.1%
American Capital Agency Corp.		12,736	220,842
Annaly Capital Management, Inc.		25,164	236,038
GEO Group, Inc.		20,614	595,951
Two Harbors Investment Corp.		46,644	377,816
VEREIT, Inc.		248,763	1,970,203

			3,400,850
Technology Hardware, Storage & Peripherals — 0.1%
Apple Inc.		39,871	4,196,821
Total Common Stocks — 0.2%			12,533,930

Corporate Bonds		Par (000)	Value
Aerospace & Defense — 0.4%
BAE Systems Holdings, Inc.:
2.85%, 12/15/20 (a)	USD	1,372	1,368,506
3.85%, 12/15/25 (a)		890	881,073
4.75%, 10/07/44 (a)		259	252,056

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2015	5

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Corporate Bonds		Par (000)	Value
Aerospace & Defense (continued)
Boeing Co.:
2.35%, 10/30/21	USD	1,552	$1,538,259
2.20%, 10/30/22		432	416,978
2.60%, 10/30/25		615	595,270
Lockheed Martin Corp.:
3.10%, 1/15/23		585	584,613
3.55%, 1/15/26		1,596	1,601,616
3.60%, 3/01/35		2,117	1,893,146
4.50%, 5/15/36		632	639,834
4.07%, 12/15/42		2,100	1,943,384
4.70%, 5/15/46		1,837	1,881,770
Meccanica Holdings USA, Inc.:
6.25%, 7/15/19 (a)		1,254	1,351,185
7.38%, 7/15/39 (a)		150	157,500
6.25%, 1/15/40 (a)		1,890	1,748,250
Northrop Grumman Corp., 3.85%, 4/15/45		2,310	2,075,736
Raytheon Co., 3.15%, 12/15/24		1,143	1,145,265
TA MFG Ltd., 3.63%, 4/15/23	EUR	350	368,205
United Technologies Corp.:
1.78%, 5/04/18 (c)	USD	8,656	8,568,618
4.15%, 5/15/45		2,411	2,303,645

			31,314,909
Air Freight & Logistics — 0.2%
FedEx Corp.:
4.90%, 1/15/34		5,078	5,216,706
3.90%, 2/01/35		392	356,834
4.10%, 2/01/45		2,759	2,458,520
4.75%, 11/15/45		2,033	2,014,223
WFS Global Holding SAS, 9.50%, 7/15/22	EUR	720	819,349
XPO Logistics, Inc.:
5.75%, 6/15/21		560	565,739
6.50%, 6/15/22 (a)	USD	775	716,875

			12,148,246
Airlines — 0.2%
American Airlines Group, Inc., 4.63%, 3/01/20 (a)		3,144	2,994,660
American Airlines Pass-Through Trust, Series 2015-1, Class A, 3.38%, 5/01/27		8,848	8,538,705
Southwest Airlines Co.:
2.75%, 11/06/19		1,486	1,497,519
2.65%, 11/05/20		3,015	2,999,675
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 9/15/28 (a)		1,974	1,894,928
United Airlines Pass-Through Trust, Series 2014-1, Class B, 4.75%, 10/11/23		503	502,077

			18,427,564
Auto Components — 0.2%
AA Bond Co. Ltd., 5.50%, 7/31/43	GBP	975	1,363,689
BorgWarner, Inc., 3.38%, 3/15/25	USD	2,992	2,824,601
Dakar Finance SA, 9.00% (9.00% Cash or 9.25% PIK), 11/15/20 (f)	EUR	100	105,415
Delphi Automotive PLC, 4.25%, 1/15/26	USD	3,630	3,646,183
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17		877	881,385
4.88%, 3/15/19		1,195	1,184,245
6.00%, 8/01/20		1,415	1,426,886
Samvardhana Motherson Automotive Systems Group BV, 4.13%, 7/15/21	EUR	220	232,022
ZF North America Capital, Inc.:
2.25%, 4/26/19		100	108,621
2.75%, 4/27/23		1,100	1,141,159

			12,914,206

Corporate Bonds		Par (000)	Value
Automobiles — 0.1%
Daimler Finance North America LLC, 2.45%, 5/18/20 (a)	USD	6,605	$6,478,184
Banks — 4.2%
Allied Irish Banks PLC, 4.13%, 11/26/25 (b)	EUR	525	575,625
Banca Monte dei Paschi di Siena SpA, 3.63%, 4/01/19		842	915,744
Banca Popolare di Milano Scarl, 7.13%, 3/01/21		310	363,088
Banco Espirito Santo SA:
2.63%, 5/08/17 (d)(g)		400	51,295
4.75%, 1/15/18 (d)(g)		2,200	272,558
4.00%, 1/21/19 (d)(g)		5,200	621,624
Banco Popolare SC:
3.50%, 3/14/19		8,406	9,364,344
2.75%, 7/27/20		100	108,801
Bank of America Corp.:
2.25%, 4/21/20	USD	16,414	16,017,848
3.30%, 1/11/23		7,777	7,655,096
4.00%, 1/22/25		6,901	6,755,582
3.95%, 4/21/25		9,557	9,306,310
3.88%, 8/01/25		15,764	16,002,478
4.88%, 4/01/44		901	932,944
Bank of Ireland, 4.25%, 6/11/24 (b)	EUR	5,026	5,653,211
Bank of Nova Scotia:
1.30%, 7/21/17	USD	16,100	16,049,494
2.80%, 7/21/21		8,240	8,285,295
Bankia SA:
3.50%, 1/17/19	EUR	3,100	3,544,431
4.00%, 5/22/24 (b)		8,400	9,048,871
Barclays Bank PLC, 7.63%, 11/21/22	USD	226	257,358
Barclays PLC:
2.75%, 11/08/19		6,130	6,107,607
2.88%, 6/08/20		5,892	5,879,639
3.65%, 3/16/25		4,131	3,969,994
BB&T Corp., 2.45%, 1/15/20		4,200	4,228,144
Branch Banking & Trust Co., 2.30%, 10/15/18		1,855	1,873,530
CaixaBank SA:
4.50%, 11/22/16 (h)	EUR	1,000	649,445
5.00%, 11/14/23 (b)		500	567,422
Citigroup, Inc.:
1.80%, 2/05/18	USD	6,961	6,934,353
2.50%, 9/26/18		8,073	8,143,114
2.50%, 7/29/19		10,612	10,596,008
3.50%, 5/15/23		4,389	4,315,339
3.88%, 3/26/25		4,740	4,613,385
3.30%, 4/27/25		4,790	4,704,225
Citizens Bank N.A., 2.30%, 12/03/18		2,754	2,750,748
Commerzbank AG, 7.75%, 3/16/21	EUR	4,200	5,545,714
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 4.38%, 8/04/25	USD	5,045	5,131,032
HSBC Bank Brasil SA - Banco Multiplo, 4.00%, 5/11/16 (a)		15,610	15,649,025
HSBC USA, Inc.:
2.35%, 3/05/20		18,380	18,166,333
2.75%, 8/07/20		6,250	6,250,625
Huntington National Bank, 2.20%, 11/06/18		1,526	1,521,782
Ibercaja Banco SA, 5.00%, 7/28/25 (b)	EUR	100	104,377
Intesa Sanpaolo SpA:
6.63%, 9/13/23		2,575	3,362,558
2.86%, 4/23/25		100	105,690
3.93%, 9/15/26		1,980	2,201,177
JPMorgan Chase & Co.:
1.35%, 2/15/17	USD	9,255	9,236,351
2.20%, 10/22/19		3,691	3,661,107
2.75%, 6/23/20		3,909	3,926,419

6	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Corporate Bonds		Par (000)	Value
Banks (continued)
2.55%, 10/29/20	USD	7,880	$7,813,879
3.88%, 9/10/24		8,950	8,902,959
3.90%, 7/15/25		4,236	4,365,291
4.25%, 10/01/27		3,750	3,741,037
Lloyds Banking Group PLC, 5.30%, 12/01/45 (a)		947	960,989
Santander UK Group Holdings PLC, 4.75%, 9/15/25 (a)		2,423	2,391,033
U.S. Bancorp, 2.95%, 7/15/22		7,244	7,202,289
UniCredit SpA, 5.75%, 10/28/25 (b)	EUR	7,790	9,134,543
United Overseas Bank Ltd., 3.75%, 9/19/24 (b)	USD	600	605,602
Vietnam Joint Stock Commercial Bank for Industry and Trade, 8.00%, 5/17/17		200	206,000
Washington Mutual Bank:
0.00%, 5/01/09 (d)(g)		1,540	292,600
0.00%, 11/06/09 (d)(g)		3,410	647,900
0.00%, 6/16/10 (d)(g)(i)		1,590	302,100
0.00%, 12/31/49 (d)(g)		2,570	488,300
Wells Fargo & Co.:
2.60%, 7/22/20		8,468	8,446,305
2.55%, 12/07/20		3,376	3,359,404
3.55%, 9/29/25		6,920	6,982,245
3.90%, 5/01/45		4,985	4,596,683
4.90%, 11/17/45		1,903	1,919,971
Woori Bank, 4.75%, 4/30/24		1,800	1,835,978
Yamaguchi Financial Group, Inc., 0.10%, 3/26/20 (b)(h)		100	105,500

			326,277,748
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42		1,513	1,299,982
Coca-Cola Co., 2.88%, 10/27/25		7,106	7,005,471
Molson Coors Brewing Co., 5.00%, 5/01/42		1,111	1,069,895

			9,375,348
Biotechnology — 0.4%
Amgen, Inc.:
2.13%, 5/01/20		4,058	4,002,661
5.65%, 6/15/42		4,010	4,339,157
4.40%, 5/01/45		2,374	2,199,563
Biogen, Inc.:
2.90%, 9/15/20		1,721	1,716,475
3.63%, 9/15/22		2,939	2,971,552
4.05%, 9/15/25		2,474	2,485,227
5.20%, 9/15/45		1,945	1,945,735
Celgene Corp.:
2.25%, 5/15/19		3,542	3,510,884
3.25%, 8/15/22		4,371	4,336,347
Gilead Sciences, Inc.:
2.35%, 2/01/20		1,209	1,209,812
3.65%, 3/01/26		931	938,894
4.60%, 9/01/35		1,057	1,074,792
4.50%, 2/01/45		2,446	2,392,589
4.75%, 3/01/46		844	854,150

			33,977,838
Building Products — 0.1%
Building Materials Corp. of America, 6.00%, 10/15/25 (a)		8,866	9,043,320
Pfleiderer GmbH, 7.88%, 8/01/19	EUR	1,313	1,481,133

			10,524,453
Capital Markets — 1.6%
Bank of New York Mellon Corp.:
2.10%, 1/15/19	USD	6,780	6,811,513

Corporate Bonds		Par (000)	Value
Capital Markets (continued)
3.00%, 2/24/25	USD	5,773	$5,677,134
CPUK Finance Ltd., 7.00%, 2/28/42	GBP	200	301,476
Credit Suisse AG, 3.00%, 10/29/21	USD	2,841	2,829,696
Credit Suisse Group Funding Guernsey Ltd.:
2.75%, 3/26/20 (a)	USD	7,681	7,608,192
4.88%, 5/15/45 (a)		5,270	5,196,673
Deutsche Bank AG:
1.88%, 2/13/18		4,427	4,389,357
2.75%, 2/17/25	EUR	1,250	1,259,534
Goldman Sachs Group, Inc.:
3.63%, 2/07/16	USD	4,147	4,157,513
2.63%, 1/31/19		10,208	10,280,987
2.60%, 4/23/20		5,099	5,060,278
2.75%, 9/15/20		2,492	2,490,363
3.50%, 1/23/25		3,983	3,914,544
3.75%, 5/22/25		20,403	20,539,047
4.25%, 10/21/25		1,183	1,173,958
4.80%, 7/08/44		1,798	1,787,575
4.75%, 10/21/45		2,749	2,730,793
Jefferies Group LLC, 6.50%, 1/20/43		1,239	1,145,635
Morgan Stanley:
2.80%, 6/16/20		8,614	8,641,393
3.75%, 2/25/23		5,956	6,100,528
3.70%, 10/23/24		6,314	6,344,364
4.00%, 7/23/25		11,093	11,423,283
4.30%, 1/27/45		4,645	4,431,832
UBS AG:
4.75%, 5/22/23 (b)		625	634,573
5.13%, 5/15/24		1,050	1,060,500
UBS Group Funding Jersey Ltd., 4.13%, 9/24/25 (a)		2,534	2,531,372

			128,522,113
Chemicals — 0.3%
Agrium, Inc., 4.13%, 3/15/35		2,135	1,816,133
Axalta Coating Systems U.S. Holdings, Inc./Axalta Coating Systems Dutch Holding B BV, 7.38%, 5/01/21 (a)		630	664,256
CF Industries, Inc.:
3.45%, 6/01/23		2,140	1,991,856
5.38%, 3/15/44		3,456	3,005,742
Dow Chemical Co.:
4.38%, 11/15/42		1,370	1,193,125
4.63%, 10/01/44		2,072	1,872,970
Eastman Chemical Co., 4.80%, 9/01/42		2,205	2,024,461
Ecolab, Inc., 2.25%, 1/12/20		2,950	2,933,020
Formosa Group Cayman Ltd., 3.38%, 4/22/25		200	192,500
Fufeng Group Ltd., 3.00%, 11/27/18 (h)	CNY	2,000	328,785
Huntsman International LLC, 5.13%, 11/15/22 (a)	USD	2,440	2,196,000
INEOS Finance PLC, 4.00%, 5/01/23	EUR	100	103,785
Monsanto Co., 3.60%, 7/15/42	USD	2,845	2,058,522
PSPC Escrow Corp., 6.00%, 1/02/23	EUR	181	168,181
Sherwin-Williams Co., 4.00%, 12/15/42	USD	971	917,255
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 6.38%, 5/01/22	EUR	303	326,817

			21,793,408
Commercial Services & Supplies — 0.2%
ADT Corp., 4.88%, 7/15/42	USD	909	649,935
Aviation Capital Group Corp., 2.88%, 9/17/18 (a)		6,335	6,298,650
Bilbao Luxembourg SA, 10.50% (10.50% Cash or 11.25% PIK), 12/01/18 (f)	EUR	856	874,695
Republic Services, Inc., 3.20%, 3/15/25	USD	4,801	4,621,927
Transfield Services Ltd., 8.38%, 5/15/20 (a)		200	207,000
Verisure Holding AB, 6.00%, 11/01/22	EUR	1,025	1,158,482

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2015	7

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Corporate Bonds		Par (000)	Value
Commercial Services & Supplies (continued)
Waste Management, Inc.:
3.13%, 3/01/25	USD	2,270	$2,209,214
3.90%, 3/01/35		2,526	2,352,163

			18,372,066
Communications Equipment — 0.1%
Harris Corp.:
2.70%, 4/27/20		1,299	1,274,406
4.85%, 4/27/35		3,635	3,576,676
5.05%, 4/27/45		1,470	1,439,375
Juniper Networks, Inc., 3.30%, 6/15/20		2,728	2,716,141

			9,006,598
Construction & Engineering — 0.0%
Abengoa Finance SAU, 6.00%, 3/31/21	EUR	642	80,235
Aguila 3 SA, 7.88%, 1/31/18 (a)	USD	150	150,375
Obrascon Huarte Lain SA, 5.50%, 3/30/23	EUR	1,315	1,201,859
Pratama Agung Pte. Ltd., 6.25%, 2/24/20	USD	800	774,175
Zhaohai Investment BVI Ltd., 4.00%, 7/23/20		600	592,500

			2,799,144
Construction Materials — 0.0%
Cemex Finance LLC, 5.25%, 4/01/21	EUR	150	158,938
Cemex SAB de CV, 4.38%, 3/05/23		224	219,699

			378,637
Consumer Finance — 1.7%
Ally Financial, Inc.:
4.13%, 2/13/22	USD	7,180	7,108,200
5.13%, 9/30/24		4,205	4,304,869
American Express Credit Corp.:
1.13%, 6/05/17		10,032	9,985,742
2.25%, 8/15/19		6,261	6,262,096
Capital One Bank USA N.A., 2.30%, 6/05/19		1,000	987,589
Capital One Financial Corp.:
4.75%, 7/15/21		160	173,305
4.20%, 10/29/25		4,105	4,053,076
Capital One N.A.:
2.40%, 9/05/19		650	643,104
2.95%, 7/23/21		12,169	12,045,594
Discover Bank, 3.10%, 6/04/20		7,022	7,037,933
Discover Financial Services, 3.75%, 3/04/25		2,633	2,528,486
Ford Motor Credit Co. LLC:
1.72%, 12/06/17		24,350	23,974,937
2.15%, 1/09/18		5,342	5,322,240
4.25%, 9/20/22		4,430	4,532,054
General Motors Financial Co., Inc.:
2.75%, 5/15/16		3,270	3,279,561
2.63%, 7/10/17		6,640	6,660,252
4.75%, 8/15/17		4,115	4,264,955
3.10%, 1/15/19		1,546	1,543,754
3.70%, 11/24/20		4,313	4,324,667
3.45%, 4/10/22		3,344	3,207,762
4.00%, 1/15/25		6,362	6,035,992
Synchrony Financial:
2.60%, 1/15/19		3,356	3,343,942
2.70%, 2/03/20		1,986	1,947,918
4.50%, 7/23/25		4,007	3,997,511
Toyota Motor Credit Corp., 2.75%, 5/17/21		6,048	6,113,276

			133,678,815
Containers & Packaging — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.25%, 1/15/22	EUR	200	218,981
Horizon Holdings I SASU, 7.25%, 8/01/23		100	112,453
ProGroup AG, 5.13%, 5/01/22		190	216,044
Reynolds Group Issuer, Inc., 6.88%, 2/15/21	USD	3,810	3,924,300

Corporate Bonds		Par (000)	Value
Containers & Packaging (continued)
SGD Group SAS, 5.63%, 5/15/19	EUR	426	$472,541

			4,944,319
Diversified Consumer Services — 0.0%
Cognita Financing PLC, 7.75%, 8/15/21	GBP	200	304,300
Massachusetts Institute of Technology, 3.96%, 7/01/38	USD	1,385	1,420,025

			1,724,325
Diversified Financial Services — 0.9%
Altice Financing SA:
5.25%, 2/15/23	EUR	1,526	1,650,595
6.63%, 2/15/23 (a)	USD	350	345,625
Annington Finance No. 4 PLC, 1.55%, 1/10/23 (b)	GBP	1	814
APT Pipelines Ltd.:
3.88%, 10/11/22	USD	211	206,189
4.20%, 3/23/25		600	575,850
BP Capital Markets PLC, 2.24%, 5/10/19		8,103	8,113,753
BPE Financiaciones SA, 2.00%, 2/03/20	EUR	9,900	10,681,202
FGA Capital Ireland PLC, 2.63%, 4/17/19		295	331,673
Fuqing Investment Management Ltd., 4.85%, 7/21/18	CNH	3,000	447,444
Garfunkelux Holdco 3 SA, 8.50%, 11/01/22	GBP	425	629,672
GE Capital International Funding Co., 3.37%, 11/15/25 (a)	USD	10,328	10,514,782
General Electric Capital Corp.:
3.15%, 9/07/22		1,614	1,651,906
3.10%, 1/09/23		2,347	2,382,233
Intercontinental Exchange, Inc.:
2.75%, 12/01/20		2,129	2,128,472
3.75%, 12/01/25		1,363	1,366,748
Mercury Bondco PLC, 8.25% (8.25% Cash or 9.00% PIK), 5/30/21 (f)	EUR	2,512	2,729,946
Moody’s Corp., 4.50%, 9/01/22	USD	3,239	3,432,751
Santander Issuances SAU, 2.50%, 3/18/25	EUR	700	712,336
Shell International Finance BV:
2.13%, 5/11/20	USD	9,462	9,308,375
4.13%, 5/11/35		8,405	8,022,799
3.63%, 8/21/42		2,135	1,781,425
Woodside Finance Ltd., 3.65%, 3/05/25 (a)		1,182	1,046,908

			68,061,498
Diversified Telecommunication Services — 1.4%
AT&T Inc.:
2.38%, 11/27/18		3,181	3,202,672
2.30%, 3/11/19		3,858	3,856,133
2.45%, 6/30/20		7,861	7,741,701
3.88%, 8/15/21		4,529	4,672,442
3.00%, 6/30/22		12,219	11,925,976
3.40%, 5/15/25		8,503	8,172,148
4.30%, 12/15/42		4,827	4,124,652
4.75%, 5/15/46		1,887	1,727,730
Intelsat Jackson Holdings SA, 5.50%, 8/01/23		2,440	1,915,400
Level 3 Financing, Inc., 5.38%, 8/15/22		7,460	7,571,900
Proven Honour Capital Ltd., 4.13%, 5/19/25		450	442,278
Telecom Italia Capital SA:
6.38%, 11/15/33		709	677,095
6.00%, 9/30/34		595	548,888
7.72%, 6/04/38		400	417,000
Telecom Italia Finance SA, 7.75%, 1/24/33	EUR	785	1,110,205
Telecom Italia SpA, 3.25%, 1/16/23		1,440	1,585,279
Telenet Finance V Luxembourg SCA:
6.25%, 8/15/22		100	116,962
6.75%, 8/15/24		200	237,456
Telenet Finance VI Luxembourg SCA, 4.88%, 7/15/27		100	104,872

8	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.:
2.63%, 2/21/20	USD	8,455	$8,484,398
3.45%, 3/15/21		10,544	10,787,461
5.05%, 3/15/34		2,196	2,187,914
4.40%, 11/01/34		9,689	8,939,352
3.85%, 11/01/42		6,499	5,312,185
4.86%, 8/21/46		5,028	4,760,138
Virgin Media Secured Finance PLC:
6.00%, 4/15/21	GBP	459	698,789
4.88%, 1/15/27		123	165,915
Wind Acquisition Finance SA:
4.00%, 7/15/20	EUR	1,863	2,014,503
7.00%, 4/23/21		100	107,317
Ziggo Bond Finance BV, 4.63%, 1/15/25		2,725	2,746,707

			106,355,468
Electric Utilities — 1.1%
1MDB Energy Ltd., 5.99%, 5/11/22	USD	2,000	2,175,794
Alabama Power Co., 2.80%, 4/01/25		852	822,081
Chugoku Electric Power Co., Inc.:
0.00%, 3/23/18 (h)(j)	JPY	20,000	173,676
0.00%, 3/25/20 (h)(j)		10,000	88,502
Commonwealth Edison Co., 4.70%, 1/15/44	USD	3,421	3,598,389
Duke Energy Carolinas LLC:
4.25%, 12/15/41		5,237	5,219,985
3.75%, 6/01/45		2,111	1,955,111
Duke Energy Corp.:
3.05%, 8/15/22		243	239,595
3.75%, 4/15/24		3,025	3,064,924
4.80%, 12/15/45		2,775	2,803,566
Duke Energy Florida LLC, 3.85%, 11/15/42		2,111	1,975,085
Entergy Arkansas, Inc., 3.70%, 6/01/24		6,698	6,831,404
Exelon Corp., 2.85%, 6/15/20		6,160	6,126,323
Florida Power & Light Co., 3.80%, 12/15/42		1,591	1,506,559
Georgia Power Co., 3.00%, 4/15/16		10,948	11,008,761
PacifiCorp:
3.60%, 4/01/24		9,368	9,680,741
3.35%, 7/01/25		8,178	8,244,389
Progress Energy, Inc., 4.88%, 12/01/19		810	868,458
Public Service Co. of Colorado, 2.50%, 3/15/23		4,114	4,008,155
Puget Sound Energy, Inc., 4.30%, 5/20/45		4,431	4,488,005
Southern California Edison Co., 1.25%, 11/01/17		1,306	1,298,860
Tohoku Electric Power Co., Inc.:
0.00%, 12/03/18 (h)(j)	JPY	10,000	87,358
0.00%, 12/03/20 (h)(j)		20,000	175,132
Trans-Allegheny Interstate Line Co., 3.85%, 6/01/25 (a)	USD	6,547	6,547,484
Viridian Group FundCo II Ltd., 7.50%, 3/01/20	EUR	716	799,515

			83,787,852
Electrical Equipment — 0.0%
AE-Rotor Holding BV, 4.97%, 3/28/18	USD	400	410,338
Rockwell Automation, Inc., 2.88%, 3/01/25		3,443	3,357,762
Trionista Holdco GmbH, 5.00%, 4/30/20	EUR	305	341,007

			4,109,107
Electronic Equipment, Instruments & Components — 0.0%
Belden, Inc., 5.50%, 4/15/23		676	741,626
CDW LLC/CDW Finance Corp., 5.00%, 9/01/23	USD	2,430	2,466,450
TPK Holding Co. Ltd., 0.00%, 4/08/20 (h)(j)		500	406,250

			3,614,326
Energy Equipment & Services — 0.1%
Ensco PLC, 5.75%, 10/01/44		773	509,555

Corporate Bonds		Par (000)	Value
Energy Equipment & Services (continued)
Schlumberger Holdings Corp., 3.00%, 12/21/20 (a)	USD	5,877	$5,801,075
Transocean, Inc.:
6.50%, 11/15/20 (k)		800	552,000
6.80%, 3/15/38		673	362,579

			7,225,209
Food & Staples Retailing — 0.3%
Brakes Capital, 7.13%, 12/15/18	GBP	350	528,872
CVS Health Corp.:
4.00%, 12/05/23	USD	3,170	3,294,324
4.88%, 7/20/35		7,593	7,839,704
5.30%, 12/05/43		1,855	1,992,424
Tesco Corporate Treasury Services PLC, 2.50%, 7/01/24	EUR	156	150,537
Walgreens Boots Alliance, Inc., 4.80%, 11/18/44	USD	2,145	1,940,335
Wal-Mart Stores, Inc.:
2.55%, 4/11/23		2,800	2,761,346
4.00%, 4/11/43		2,020	1,961,596

			20,469,138
Food Products — 0.0%
Bakkavor Finance 2 PLC, 8.25%, 2/15/18	GBP	173	261,731
Boparan Finance PLC, 5.50%, 7/15/21		208	271,372
CP Foods Holdings Ltd., 0.50%, 1/15/19 (h)	USD	200	207,000
Kraft Foods Group, Inc., 6.88%, 1/26/39		1,260	1,493,352

			2,233,455
Gas Utilities — 0.0%
ENN Energy Holdings Ltd., 6.00%, 5/13/21		850	924,660
Health Care Equipment & Supplies — 0.9%
Abbott Laboratories, 2.55%, 3/15/22		6,678	6,636,449
Becton Dickinson and Co.:
1.45%, 5/15/17		3,756	3,740,131
1.80%, 12/15/17		1,530	1,527,775
2.68%, 12/15/19		5,222	5,250,429
3.13%, 11/08/21		2,674	2,696,472
4.69%, 12/15/44		703	709,264
Boston Scientific Corp.:
2.65%, 10/01/18		3,738	3,757,647
2.85%, 5/15/20		4,165	4,143,305
3.85%, 5/15/25		4,671	4,596,021
CYBERDYNE, Inc., 0.00%, 12/12/17 (h)(j)	JPY	30,000	306,377
Medtronic, Inc.:
2.50%, 3/15/20	USD	3,561	3,586,265
3.13%, 3/15/22		3,261	3,294,001
3.63%, 3/15/24		8,093	8,289,449
4.63%, 3/15/44		4,795	4,879,780
4.63%, 3/15/45		2,698	2,782,863
St. Jude Medical, Inc.:
2.80%, 9/15/20		2,980	2,981,126
3.88%, 9/15/25		952	960,882
Stryker Corp., 3.38%, 11/01/25		1,370	1,352,215
Zimmer Biomet Holdings, Inc.:
3.55%, 4/01/25		1,625	1,579,048
4.25%, 8/15/35		3,827	3,567,755

			66,637,254
Health Care Providers & Services — 1.1%
Aetna, Inc.:
4.50%, 5/15/42		2,824	2,774,185
4.13%, 11/07/42		1,329	1,243,532
AmerisourceBergen Corp.:
1.15%, 5/15/17		5,031	4,995,003
3.25%, 3/01/25		1,185	1,147,308
4.25%, 3/01/45		1,185	1,089,173

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2015	9

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (continued)
Anthem, Inc.:
1.88%, 1/15/18	USD	9,949	$9,905,841
2.30%, 7/15/18		14,113	14,086,383
3.30%, 1/15/23		6,719	6,529,659
4.65%, 8/15/44		1,902	1,812,781
Baylor Scott & White Holdings, 4.19%, 11/15/45		1,525	1,442,180
Care UK Health & Social Care PLC, 5.58%, 7/15/19 (b)	GBP	300	401,353
Catholic Health Initiatives, 4.35%, 11/01/42	USD	1,075	1,005,457
Cigna Corp., 3.25%, 4/15/25		7,074	6,941,469
Dignity Health, 5.27%, 11/01/64		3,355	3,441,827
Ephios Holdco II PLC, 8.25%, 7/01/23	EUR	100	110,170
Express Scripts Holding Co.:
1.25%, 6/02/17	USD	4,006	3,979,296
3.90%, 2/15/22		2,292	2,354,301
HCA, Inc., 5.25%, 4/15/25		4,205	4,236,537
IDH Finance PLC, 6.00%, 12/01/18	GBP	309	453,936
Laboratory Corp. of America Holdings, 2.63%, 2/01/20	USD	2,946	2,908,447
Ochsner Clinic Foundation, 5.90%, 5/15/45		1,305	1,401,980
Southern Baptist Hospital of Florida, Inc., 4.86%, 7/15/45		1,250	1,291,346
Tenet Healthcare Corp., 4.75%, 6/01/20		1,977	1,986,885
UnitedHealth Group, Inc.:
2.70%, 7/15/20		1,721	1,739,031
2.88%, 12/15/21		3,138	3,181,527
3.35%, 7/15/22		1,701	1,739,854
4.63%, 7/15/35		689	715,263
3.95%, 10/15/42		4,264	3,968,765
Voyage Care Bondco PLC, 11.00%, 2/01/19	GBP	1,700	2,569,060

			89,452,549
Hotels, Restaurants & Leisure — 0.3%
Cirsa Funding Luxembourg SA, 5.88%, 5/15/23	EUR	1,085	1,117,226
Gala Group Finance PLC, 8.88%, 9/01/18	GBP	70	108,383
International Game Technology PLC:
6.25%, 2/15/22 (a)	USD	200	187,000
4.75%, 2/15/23	EUR	100	101,612
Intralot Capital Luxembourg SA, 6.00%, 5/15/21		879	846,836
Intralot Finance Luxembourg SA, 9.75%, 8/15/18		265	299,625
McDonald’s Corp.:
2.75%, 12/09/20	USD	1,193	1,192,178
3.70%, 1/30/26		1,144	1,143,060
4.70%, 12/09/35		853	849,843
4.60%, 5/26/45		1,081	1,040,084
4.88%, 12/09/45		1,005	1,011,121
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20	EUR	1,986	2,212,222
Punch Taverns Finance B Ltd.:
Series A6, 5.94%, 9/30/22	GBP	1,092	1,531,040
Series A7, 5.27%, 3/30/24		828	1,087,562
Punch Taverns Finance PLC:
0.58%, 7/15/21 (b)		756	1,069,595
Series M3, 6.08%, 10/15/27 (a)(b)		1,055	1,388,159
Stonegate Pub Co. Financing PLC, 5.75%, 4/15/19		200	298,527
Unique Pub Finance Co. PLC:
Series M, 7.40%, 3/28/24		650	963,027
Series A4, 5.66%, 6/30/27		3,273	4,820,166
Series N, 6.46%, 3/30/32		1,173	1,479,942
Vougeot Bidco PLC, 7.88%, 7/15/20		1,700	2,637,227

			25,384,435

Corporate Bonds		Par (000)	Value
Household Durables — 0.1%
K. Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (a)	USD	1,017	$874,620
Magnolia BC SA, 9.00%, 8/01/20	EUR	100	115,576
Newell Rubbermaid, Inc., 2.88%, 12/01/19	USD	6,986	6,739,234

			7,729,430
Household Products — 0.1%
Kimberly-Clark Corp.:
1.90%, 5/22/19		7,287	7,256,628
2.65%, 3/01/25		1,546	1,492,349
Unicharm Corp., 0.00%, 9/25/20 (h)(j)	JPY	40,000	402,263

			9,151,240
Industrial Conglomerates — 0.2%
Eaton Corp., 2.75%, 11/02/22	USD	5,673	5,489,433
General Electric Co., 4.50%, 3/11/44		9,297	9,567,840
Tong Jie Ltd., 0.00%, 2/18/18 (h)(j)	HKD	4,000	529,029

			15,586,302
Insurance — 1.1%
Achmea BV, 6.00%, 4/04/43 (b)	EUR	769	898,421
Aflac, Inc., 3.63%, 6/15/23	USD	2,069	2,141,957
AIA Group Ltd., 3.20%, 3/11/25		750	723,917
Allstate Corp., 3.15%, 6/15/23		2,343	2,341,184
American International Group, Inc.:
3.38%, 8/15/20		4,216	4,334,718
3.75%, 7/10/25		2,831	2,805,691
3.88%, 1/15/35		2,099	1,851,385
4.50%, 7/16/44		2,823	2,610,592
4.38%, 1/15/55		1,911	1,642,096
Aon PLC, 4.75%, 5/15/45		1,657	1,638,080
Lincoln National Corp., 3.35%, 3/09/25		1,219	1,175,313
Loews Corp., 2.63%, 5/15/23		2,343	2,232,525
Marsh & McLennan Cos., Inc., 3.75%, 3/14/26		672	672,888
MassMutual Global Funding II, 2.35%, 4/09/19 (a)		5,857	5,886,748
MetLife, Inc., 4.05%, 3/01/45		5,016	4,654,803
Metropolitan Life Global Funding I:
1.30%, 4/10/17 (a)		24,105	24,095,816
2.30%, 4/10/19 (a)		11,289	11,291,687
Pension Insurance Corp. PLC, 6.50%, 7/03/24	GBP	225	323,440
Prudential Financial, Inc., 4.60%, 5/15/44	USD	5,738	5,709,626
Travelers Cos., Inc., 4.60%, 8/01/43		3,289	3,456,213
UNIQA Insurance Group AG, 6.00%, 7/27/46 (b)	EUR	200	224,730
XLIT Ltd., 2.30%, 12/15/18	USD	3,195	3,195,581

			83,907,411
Internet & Catalog Retail — 0.1%
Amazon.com, Inc., 2.60%, 12/05/19		5,173	5,254,123
Internet Software & Services — 0.0%
United Group BV, 7.88%, 11/15/20	EUR	575	657,691
IT Services — 0.5%
Fidelity National Information Services, Inc., 3.63%, 10/15/20	USD	495	501,448
Hewlett Packard Enterprise Co.:
2.85%, 10/05/18 (a)		7,345	7,340,901
3.60%, 10/15/20 (a)		6,500	6,514,917
International Business Machines Corp., 2.88%, 11/09/22		5,325	5,284,455
MasterCard, Inc., 3.38%, 4/01/24		4,708	4,811,298
Rolta Americas LLC, 8.88%, 7/24/19		200	105,000
Visa, Inc.:
2.80%, 12/14/22		6,996	7,024,914
3.15%, 12/14/25		5,666	5,673,003
4.15%, 12/14/35		1,919	1,937,380

10	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Corporate Bonds		Par (000)	Value
IT Services (continued)
4.30%, 12/14/45	USD	2,523	$2,559,732

			41,753,048
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc.:
3.30%, 2/15/22		3,287	3,278,924
3.65%, 12/15/25		1,079	1,072,917

			4,351,841
Machinery — 0.3%
Caterpillar, Inc., 4.75%, 5/15/64		4,668	4,496,488
Gates Global LLC/Gates Global Co., 5.75%, 7/15/22	EUR	1,300	1,005,534
Ingersoll-Rand Luxembourg Finance SA:
2.63%, 5/01/20	USD	3,162	3,115,591
4.65%, 11/01/44		598	572,337
John Deere Capital Corp., 3.35%, 6/12/24		5,867	5,961,828
Schaeffler Holding Finance BV:
5.75% (5.75% Cash or 6.50% PIK), 11/15/21 (f)	EUR	655	762,543
6.75% (6.75% Cash or 7.25% PIK), 11/15/22 (a)(f)	USD	6,740	7,245,500

			23,159,821
Media — 1.7%
21st Century Fox America, Inc.:
3.70%, 9/15/24		2,097	2,114,313
3.70%, 10/15/25 (a)		986	983,556
4.75%, 9/15/44		1,468	1,412,006
4.95%, 10/15/45 (a)		425	418,547
Altice Luxembourg SA:
7.25%, 5/15/22	EUR	963	978,520
6.25%, 2/15/25		1,516	1,390,096
7.63%, 2/15/25 (a)	USD	2,700	2,328,750
Altice U.S. Finance I Corp., 5.38%, 7/15/23 (a)		3,850	3,859,625
CBS Corp., 2.30%, 8/15/19		4,291	4,243,370
CCO Safari II LLC:
3.58%, 7/23/20 (a)		4,765	4,736,453
4.46%, 7/23/22 (a)		9,859	9,824,592
6.38%, 10/23/35 (a)		4,126	4,168,626
CCOH Safari LLC, 5.75%, 2/15/26 (a)		1,666	1,670,165
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22		5,914	5,766,150
Comcast Corp.:
3.38%, 8/15/25		5,533	5,601,454
4.25%, 1/15/33		1,265	1,243,021
4.40%, 8/15/35		5,694	5,727,925
4.60%, 8/15/45		1,887	1,910,633
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
4.60%, 2/15/21		10,051	10,645,728
6.38%, 3/01/41		1,994	2,140,206
Discovery Communications LLC:
3.45%, 3/15/25		2,326	2,105,686
4.88%, 4/01/43		1,038	854,394
DISH DBS Corp., 5.00%, 3/15/23		2,440	2,116,700
Interpublic Group of Cos., Inc.:
4.00%, 3/15/22		2,564	2,567,720
3.75%, 2/15/23		1,814	1,745,425
LGE HoldCo VI BV, 7.13%, 5/15/24	EUR	2,786	3,270,523
McClatchy Co., 9.00%, 12/15/22	USD	1,100	979,000
NBCUniversal Media LLC, 4.45%, 1/15/43		3,047	2,985,317
Numericable-SFR SAS:
5.38%, 5/15/22	EUR	1,578	1,749,199
5.63%, 5/15/24		1,109	1,218,771
Omnicom Group, Inc., 3.65%, 11/01/24	USD	1,543	1,528,411

Corporate Bonds		Par (000)	Value
Media (continued)
Scripps Networks Interactive, Inc., 2.75%, 11/15/19	USD	2,774	$2,728,567
Time Warner Cable, Inc.:
5.00%, 2/01/20		2,900	3,069,830
4.13%, 2/15/21		5,862	5,985,548
4.00%, 9/01/21		911	919,865
5.50%, 9/01/41		2,025	1,829,881
4.50%, 9/15/42		314	246,422
Time Warner, Inc.:
2.10%, 6/01/19		9,144	9,093,662
3.60%, 7/15/25		4,338	4,222,952
4.65%, 6/01/44		3,643	3,341,913
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.13%, 1/21/23	EUR	80	91,287
5.63%, 4/15/23		90	103,310
4.00%, 1/15/25		1,874	1,960,208
4.63%, 2/15/26		300	324,951
6.25%, 1/15/29		370	440,983
Viacom, Inc.:
2.75%, 12/15/19	USD	3,111	3,068,955
4.50%, 3/01/21		3,389	3,498,668

			133,211,884
Metals & Mining — 0.3%
APERAM, 0.63%, 7/08/21 (h)		1,000	1,111,600
China Precious Metal Resources Holdings Co. Ltd., 7.25%, 2/04/18 (h)	HKD	7,000	225,805
Eco-Bat Finance PLC, 7.75%, 2/15/17	EUR	200	211,917
Freeport-McMoRan, Inc.:
4.00%, 11/14/21	USD	4,301	2,580,600
3.88%, 3/15/23		2,204	1,256,280
5.40%, 11/14/34		2,447	1,296,910
Glencore Finance Europe SA, 4.63%, 4/03/18	EUR	100	101,689
Newmont Mining Corp., 3.50%, 3/15/22	USD	3,651	3,254,162
Novelis, Inc., 8.75%, 12/15/20		8,380	7,688,650
Nucor Corp., 5.20%, 8/01/43		1,640	1,488,331
Steel Dynamics, Inc., 6.38%, 8/15/22		1,345	1,291,200
Vedanta Resources PLC, 8.25%, 6/07/21		470	272,763

			20,779,907
Multiline Retail — 0.1%
Debenhams PLC, 5.25%, 7/15/21	GBP	180	264,014
Hema Bondco I BV:
5.12%, 6/15/19 (b)	EUR	275	218,166
6.25%, 6/15/19		887	717,181
House of Fraser Funding PLC, 6.34%, 9/15/20 (b)	GBP	103	152,004
Macy’s Retail Holdings, Inc., 4.50%, 12/15/34	USD	2,664	2,226,577
New Look Secured Issuer PLC, 6.50%, 7/01/22	GBP	380	554,765
New Look Senior Issuer PLC, 8.00%, 7/01/23		111	158,728
Pacific Emerald Pte Ltd., 9.75%, 7/25/18	USD	200	190,000
Target Corp.:
3.50%, 7/01/24		1,756	1,822,156
4.00%, 7/01/42		2,364	2,308,155

			8,611,746
Multi-Utilities — 0.7%
Berkshire Hathaway Energy Co.:
2.40%, 2/01/20		2,045	2,025,924
3.50%, 2/01/25		2,049	2,031,856
CE Energy AS, 7.00%, 2/01/21	EUR	525	575,967
CenterPoint Energy Houston Electric LLC, 4.50%, 4/01/44	USD	1,838	1,896,156
CMS Energy Corp., 3.88%, 3/01/24		6,478	6,576,032
Consumers Energy Co., 3.95%, 5/15/43		1,730	1,674,381

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2015	11

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Corporate Bonds		Par (000)	Value
Multi-Utilities (continued)
Dominion Resources, Inc.:
1.95%, 8/15/16	USD	4,599	$4,610,585
2.50%, 12/01/19		4,927	4,908,790
DTE Electric Co., 3.95%, 6/15/42		2,111	2,020,843
DTE Energy Co.:
2.40%, 12/01/19		1,502	1,495,626
3.50%, 6/01/24		5,649	5,655,270
NiSource Finance Corp., 3.85%, 2/15/23		3,599	3,668,896
Pacific Gas & Electric Co.:
4.75%, 2/15/44		2,305	2,395,227
4.30%, 3/15/45		1,509	1,488,619
PG&E Corp., 2.40%, 3/01/19		3,154	3,147,273
Sempra Energy, 2.88%, 10/01/22		1,766	1,708,916
SGSP Australia Assets Pty Ltd., 3.30%, 4/09/23		200	189,668
Virginia Electric & Power Co.:
3.45%, 2/15/24		3,217	3,284,255
4.45%, 2/15/44		1,674	1,721,764
4.20%, 5/15/45		3,498	3,473,441

			54,549,489
Oil, Gas & Consumable Fuels — 1.9%
Anadarko Petroleum Corp.:
7.95%, 6/15/39		2,217	2,368,907
4.50%, 7/15/44		2,215	1,695,764
Berau Capital Resources Pte. Ltd., 12.50%, 7/08/15 (d)(g)		1,800	522,000
California Resources Corp.:
8.00%, 12/15/22 (a)		1,503	790,954
6.00%, 11/15/24		561	171,105
Chesapeake Energy Corp., 8.00%, 12/15/22 (a)		508	248,920
Chevron Corp.:
2.19%, 11/15/19		1,569	1,568,303
1.96%, 3/03/20		8,352	8,230,387
CONSOL Energy, Inc., 5.88%, 4/15/22		2,440	1,512,800
Continental Resources, Inc.:
3.80%, 6/01/24		2,254	1,587,778
4.90%, 6/01/44		4,285	2,583,752
Devon Energy Corp., 5.60%, 7/15/41		2,315	1,749,742
Energy Transfer Partners LP:
4.15%, 10/01/20		2,754	2,540,546
4.65%, 6/01/21		4,044	3,796,693
4.90%, 3/15/35		2,472	1,797,418
6.63%, 10/15/36		1,698	1,470,427
5.15%, 2/01/43		2,126	1,519,858
Enterprise Products Operating LLC:
3.90%, 2/15/24		2,635	2,458,476
3.70%, 2/15/26		6,376	5,719,285
4.45%, 2/15/43		5,999	4,576,601
Exxon Mobil Corp., 1.82%, 3/15/19		7,393	7,398,353
Halcon Resources Corp., 8.63%, 2/01/20 (a)(k)		2,440	1,683,600
Kinder Morgan Energy Partners LP:
3.50%, 3/01/21		16,850	15,078,677
3.95%, 9/01/22		2,176	1,894,252
5.63%, 9/01/41		850	644,100
4.70%, 11/01/42		3,488	2,454,342
Kinder Morgan, Inc., 3.05%, 12/01/19		1,411	1,305,899
Laredo Petroleum, Inc., 7.38%, 5/01/22		655	602,600
Marathon Petroleum Corp., 4.75%, 9/15/44		1,852	1,513,817
MEG Energy Corp.:
6.50%, 3/15/21 (a)		910	637,000
7.00%, 3/31/24 (a)		6,027	4,279,170
MIE Holdings Corp., 7.50%, 4/25/19		400	168,088
Peabody Energy Corp., 6.00%, 11/15/18		614	113,590

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Phillips 66, 4.88%, 11/15/44	USD	1,973	$1,760,238
Plains All American Pipeline LP/PAA Finance Corp.:
2.85%, 1/31/23		7,820	6,450,421
5.15%, 6/01/42		1,698	1,231,974
4.90%, 2/15/45		2,065	1,485,107
Regency Energy Partners LP/Regency Energy Finance Corp., 5.00%, 10/01/22		4,281	3,792,439
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21		4,890	4,498,800
5.63%, 4/15/23		1,053	924,008
Sabine Pass LNG LP, 7.50%, 11/30/16		6,105	6,074,475
Spectra Energy Partners LP, 3.50%, 3/15/25		4,895	4,281,622
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23		4,383	3,699,427
TransCanada PipeLines Ltd.:
1.88%, 1/12/18		2,030	2,021,984
2.50%, 8/01/22		2,481	2,277,707
4.63%, 3/01/34		4,744	4,485,310
Valero Energy Corp., 3.65%, 3/15/25		7,898	7,449,575
Western Gas Partners LP, 4.00%, 7/01/22		3,843	3,399,191
Williams Partners LP:
4.00%, 11/15/21		5,986	4,992,779
4.50%, 11/15/23		1,368	1,107,258
4.90%, 1/15/45		2,418	1,539,412

			146,154,931
Paper & Forest Products — 0.1%
International Paper Co.:
3.65%, 6/15/24		2,748	2,687,687
4.80%, 6/15/44		1,913	1,740,298

			4,427,985
Pharmaceuticals — 1.3%
AbbVie, Inc.:
2.50%, 5/14/20		6,302	6,238,640
2.90%, 11/06/22		5,173	5,004,557
4.50%, 5/14/35		2,860	2,801,647
4.40%, 11/06/42		4,490	4,193,314
Actavis Funding SCS:
2.35%, 3/12/18		9,237	9,246,625
3.00%, 3/12/20		26,388	26,367,022
AstraZeneca PLC:
3.38%, 11/16/25		5,330	5,291,400
4.38%, 11/16/45		1,503	1,506,047
Bristol-Myers Squibb Co., 4.50%, 3/01/44		2,433	2,630,127
Eli Lilly & Co., 3.70%, 3/01/45		1,793	1,677,204
Endo Finance LLC/Endo Finco, Inc., 5.88%, 1/15/23 (a)		2,440	2,391,200
GlaxoSmithKline Capital PLC, 2.85%, 5/08/22		3,380	3,406,256
Mylan, Inc., 3.13%, 1/15/23 (a)		2,334	2,141,641
Novartis Capital Corp.:
4.40%, 4/24/20		4,997	5,472,410
3.00%, 11/20/25		2,140	2,110,123
4.00%, 11/20/45		1,495	1,464,311
Pfizer, Inc.:
4.30%, 6/15/43		2,474	2,475,895
4.40%, 5/15/44		1,945	1,975,245
Roche Holdings, Inc.:
2.88%, 9/29/21 (a)		3,372	3,416,588
3.00%, 11/10/25 (a)		2,159	2,132,928
Teva Pharmaceutical Finance Co. BV, 3.65%, 11/10/21		1,237	1,254,468
Valeant Pharmaceuticals International, Inc.:
4.50%, 5/15/23	EUR	3,028	2,854,679
6.13%, 4/15/25 (a)	USD	5,294	4,724,895

12	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Corporate Bonds		Par (000)	Value
Pharmaceuticals (continued)
Zoetis, Inc., 3.25%, 2/01/23	USD	2,248	$2,146,494

			102,923,716
Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp.:
3.45%, 9/15/21		2,787	2,800,662
3.50%, 1/31/23		783	765,315
5.00%, 2/15/24		785	830,937
AvalonBay Communities, Inc., 3.50%, 11/15/25		485	480,318
Communications Sales & Leasing, Inc./CSL Capital LLC, 8.25%, 10/15/23		2,440	2,061,800
Cromwell SPV Finance Pty Ltd., 2.00%, 2/04/20 (h)	EUR	800	830,281
ERP Operating LP, 3.38%, 6/01/25	USD	2,090	2,066,661
Goodman Funding Pty Ltd., 6.00%, 3/22/22		500	554,873
Omega Healthcare Investors, Inc., 4.50%, 4/01/27		1,662	1,564,916
Prologis LP, 3.75%, 11/01/25		800	793,578
Simon Property Group LP:
3.38%, 10/01/24		3,162	3,191,916
4.25%, 10/01/44		2,545	2,533,975
Ventas Realty LP, 3.75%, 5/01/24		3,817	3,740,385

			22,215,617
Real Estate Management & Development — 0.2%
Annington Finance No. 5 PLC, 13.00% (13.00% Cash or 13.50% PIK), 1/15/23 (f)	GBP	381	652,840
Aroundtown Property Holdings PLC:
3.00%, 5/05/20 (h)	EUR	2,600	3,475,445
3.00%, 12/09/21		1,300	1,391,591
China New Town Finance I Ltd., 5.50%, 5/06/18	CNH	1,750	259,810
China Overseas Finance Cayman III Ltd., 6.38%, 10/29/43	USD	410	427,594
China Overseas Finance Investment Cayman V Ltd., 0.00%, 1/05/23 (h)(j)		1,400	1,424,150
CIFI Holdings Group Co. Ltd., 7.75%, 6/05/20		650	651,420
Double Rosy Ltd., 3.63%, 11/18/19		1,400	1,388,800
Fantasia Holdings Group Co. Ltd., 10.63%, 1/23/19		500	493,611
Lodha Developers International Ltd., 12.00%, 3/13/20		350	303,625
Shui On Development Holding Ltd., 6.88%, 2/26/17	CNH	2,900	434,958
Vingroup JSC, 11.63%, 5/07/18	USD	1,210	1,293,581
Wanda Properties International Co. Ltd., 7.25%, 1/29/24		1,100	1,203,782
Wanda Properties Overseas Ltd., 4.88%, 11/21/18		200	205,592

			13,606,799
Road & Rail — 0.4%
Burlington Northern Santa Fe LLC:
3.45%, 9/15/21		1,205	1,231,571
3.00%, 3/15/23		3,295	3,247,134
4.15%, 4/01/45		1,419	1,286,078
4.70%, 9/01/45		1,265	1,262,251
CSX Corp.:
3.35%, 11/01/25		1,499	1,455,860
4.10%, 3/15/44		2,187	1,981,330
EC Finance PLC, 5.13%, 7/15/21	EUR	300	336,753
Norfolk Southern Corp., 4.45%, 6/15/45	USD	2,169	2,043,773
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.38%, 2/01/22 (a)		4,981	4,836,486
Ryder System, Inc., 2.45%, 9/03/19		3,080	3,034,228
Union Pacific Corp.:
3.38%, 2/01/35		1,864	1,683,494

Corporate Bonds		Par (000)	Value
Road & Rail (continued)
4.05%, 11/15/45	USD	379	$366,697
4.38%, 11/15/49		1,705	1,580,492
3.88%, 2/01/55		5,096	4,493,724
Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.23%, 5/14/26		3,240	3,232,047

			32,071,918
Semiconductors & Semiconductor Equipment — 0.1%
Advanced Semiconductor Engineering, Inc., 0.00%, 3/27/18 (h)(j)		200	190,000
Analog Devices, Inc.:
3.90%, 12/15/25		680	686,500
5.30%, 12/15/45		694	714,979
Applied Materials, Inc.:
2.63%, 10/01/20		2,440	2,437,194
3.90%, 10/01/25		2,041	2,051,989
Global A&T Electronics Ltd., 10.00%, 2/01/19		905	714,950
Micron Technology, Inc., 5.63%, 1/15/26 (a)		1,300	1,124,500

			7,920,112
Software — 0.6%
First Data Corp.:
8.75%, 1/15/22 (a)		5,032	5,257,685
5.00%, 1/15/24 (a)		732	728,340
5.75%, 1/15/24 (a)		1,602	1,577,970
Microsoft Corp.:
3.13%, 11/03/25		6,400	6,433,952
3.50%, 2/12/35		5,373	4,965,968
4.45%, 11/03/45		397	409,396
Oracle Corp.:
2.80%, 7/08/21		17,577	17,803,831
3.25%, 5/15/30		6,354	5,967,207
4.38%, 5/15/55		2,451	2,242,258

			45,386,607
Specialty Retail — 0.2%
3AB Optique Developpement SAS, 5.63%, 4/15/19	EUR	165	160,487
Home Depot, Inc.:
3.35%, 9/15/25	USD	781	798,075
5.40%, 9/15/40		1,262	1,470,599
4.40%, 3/15/45		1,162	1,200,992
Lion/Seneca France 2, 7.88%, 4/15/19	EUR	690	599,889
Lowe’s Cos., Inc.:
3.38%, 9/15/25	USD	860	873,151
4.25%, 9/15/44		2,007	1,997,513
4.38%, 9/15/45		644	661,892
QVC, Inc.:
3.13%, 4/01/19		1,999	1,972,967
5.13%, 7/02/22		3,332	3,321,381
THOM Europe SAS, 7.38%, 7/15/19	EUR	319	360,109

			13,417,055
Technology Hardware, Storage & Peripherals — 0.3%
Apple Inc.:
2.10%, 5/06/19	USD	12,160	12,302,187
2.00%, 5/06/20		7,779	7,770,941
3.45%, 2/09/45		1,934	1,665,093
HP, Inc., 3.75%, 12/01/20		728	722,348

			22,460,569
Textiles, Apparel & Luxury Goods — 0.0%
NIKE, Inc., 3.88%, 11/01/45		2,323	2,241,700
Tobacco — 0.4%
Altria Group, Inc.:
2.63%, 1/14/20		3,443	3,449,394

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2015	13

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Corporate Bonds		Par (000)	Value
Tobacco (continued)
2.85%, 8/09/22	USD	2,241	$2,184,708
4.25%, 8/09/42		1,312	1,203,811
Philip Morris International, Inc.:
1.13%, 8/21/17		6,573	6,563,489
4.13%, 3/04/43		2,099	1,984,090
4.88%, 11/15/43		3,354	3,545,963
Reynolds American, Inc.:
2.30%, 6/12/18		2,460	2,475,451
3.25%, 6/12/20		1,939	1,970,612
3.25%, 11/01/22		3,236	3,199,663
3.75%, 5/20/23		1,101	1,098,474
4.75%, 11/01/42		2,099	2,003,456

			29,679,111
Trading Companies & Distributors — 0.2%
GATX Corp., 2.60%, 3/30/20		2,962	2,881,656
HD Supply, Inc., 5.25%, 12/15/21 (a)		2,440	2,488,800
Noble Group Ltd., 6.75%, 1/29/20		600	411,000
United Rentals North America, Inc.:
7.38%, 5/15/20		4,315	4,552,325
7.63%, 4/15/22		1,874	2,002,744

			12,336,525
Transportation Infrastructure — 0.0%
Goodman HK Finance, 4.38%, 6/19/24		400	405,148
Silk Bidco AS, 7.50%, 2/01/22	EUR	1,515	1,691,712
Swissport Investments SA, 6.75%, 12/15/21		350	396,777

			2,493,637
Wireless Telecommunication Services — 0.5%
America Movil SAB de CV, 2.38%, 9/08/16	USD	8,225	8,255,161
Matterhorn Telecom SA, 3.88%, 5/01/22	EUR	280	276,753
Orange SA, 5.50%, 2/06/44	USD	2,305	2,447,200
Rogers Communications, Inc.:
3.63%, 12/15/25		879	864,592
5.00%, 3/15/44		775	780,237
Sprint Communications, Inc., 9.00%, 11/15/18 (a)		15,455	16,266,387
Sprint Corp., 7.88%, 9/15/23		3,895	2,925,145
T-Mobile USA, Inc.:
6.63%, 4/28/21		1,230	1,276,125
6.73%, 4/28/22		1,180	1,230,150
Vodafone Group PLC, 2.50%, 9/26/22		2,525	2,338,948

			36,660,698
Total Corporate Bonds — 27.8%			2,163,613,785

Floating Rate Loan Interests (b)		Par (000)	Value
Airlines — 0.1%
Gol Luxco SA, Term Loan, 6.50%, 8/31/20		7,462	7,238,140
Capital Markets — 0.0%
Baring Private Equity Asia VI Holding Ltd.:
Initial Euro Term Loan (First Lien), 4.75%, 10/26/22	EUR	224	244,153
Initial Euro Term Loan (Second Lien), 9.00%, 10/26/23		90	97,625
Yellow Maple Holding BV:
Facility B1, 4.00%, 9/17/21		560	604,780
Facility B3, 5.09%, 9/23/21	GBP	320	467,383

			1,413,941
Commercial Services & Supplies — 0.0%
Verisure Holding AB (Verisure Cayman 2), Facility B1, 5.25%, 10/21/22	EUR	1,400	1,515,966

Floating Rate Loan Interests (b)		Par (000)	Value
Construction Materials — 0.0%
Xella International SA, Facility G, 3.75%, 3/31/19	EUR	1,280	$1,385,135
Containers & Packaging — 0.1%
Ardagh Holdings USA, Inc. (Ardagh Packaging Finance SA), New Term Loan, 4.00%, 12/17/19	USD	501	491,555
Constantinople Luxembourg I S.à r.l.:
Facility B1 (EUR), 4.75%, 4/30/22	EUR	1,735	1,890,468
Facility B2 (EUR), 4.75%, 4/30/22		259	282,210
Horizon Holdings III, Facility B, 5.00%, 10/31/22		891	966,992
Kleopatra Holdings 2 SCA:
Initial Erste Euro Term Loan, 5.00%, 4/28/20		478	519,421
Initial GmbH Euro Term Loan, 5.00%, 4/28/20		423	459,665

			4,610,311
Diversified Consumer Services — 0.0%
RAC Bidco Ltd. (formerly Nelson Bidco Ltd.):
Initial Term Loan (First Lien), 5.25%-5.33%, 12/10/21	GBP	1,450	2,135,062
Initial Term Loan (Second Lien), 8.25%, 12/09/22		730	1,076,625

			3,211,687
Diversified Financial Services — 0.1%
Altice Financing SA, Euro Denominated Tranche Loan, 5.25%, 2/04/22	EUR	1,776	1,920,509
CD&R Firefly Bidco Ltd., Facility B, 6.00%, 7/18/22	GBP	1,390	1,997,922

			3,918,431
Diversified Telecommunication Services — 0.3%
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19	USD	12,002	11,325,144
Level 3 Financing, Inc., Tranche B 2020 Term Loan, 4.00%, 1/15/20		8,090	8,056,750
Virgin Media Investment Holdings Ltd., E Facility, 4.25%, 6/30/23	GBP	810	1,176,771
Ziggo BV:
EUR B1 Facility, 3.75%, 1/15/22	EUR	437	462,661
EUR B2 Facility, 3.75%, 1/15/22		281	298,053
EUR B3 Facility, 3.75%, 1/15/22		790	837,425

			22,156,804
Electronic Equipment, Instruments & Components — 0.0%
Lully Finance S.à r.l. (Lully Finance LLC):
Initial Term B-2 Loan (First Lien), 4.25%, 10/14/22		280	304,401
Initial Term B-2 Loan (Second Lien), 9.25%, 10/16/23		180	194,638

			499,039
Food Products — 0.0%
Charger OpCo BV, Term B-1 EUR Loan, 4.25%, 7/02/22		918	992,588
Health Care Equipment & Supplies — 0.0%
Auris Luxembourg III S.à r.l. (AKA Siemens Audiology), Facility B3, 3.12%, 1/17/22		675	733,769
BSN Medical Luxembourg Finance Holding S.à r.l. (FKA Boston Luxembourg III S.à r.l.), Facility C, 4.00%, 8/28/19		830	898,156
ConvaTec, Inc., Euro Term Loan, 4.25%, 6/15/20		746	807,674

			2,439,599

14	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Floating Rate Loan Interests (b)		Par (000)	Value
Hotels, Restaurants & Leisure — 0.1%
Caesars Entertainment Resort Properties LLC, Term B Loan, 7.00%, 10/11/20	USD	5,669	$5,134,288
Household Products — 0.0%
Spectrum Brands, Inc., Euro Term Loan, 3.50%, 6/23/22	EUR	544	589,333
Internet Software & Services — 0.0%
Nassa Midco AS, Facility B (EUR), 3.75%, 7/09/21		1,300	1,401,749
Leisure Products — 0.0%
PAW Luxco II S.à r.l. (Jack Wolfskin), Facility B, 5.05%, 7/29/18		762	672,295
Machinery — 0.1%
Schaeffler AG (FKA named INA Beteiligungsgesellschaft mit beschränkter Haftung), Facility B-EUR, 4.25%, 5/15/20		287	311,692
SIG Combibloc Holdings SCA (FKA Onex Wizard Acquisition Co. II SCA), Initial Euro Term Loan, 4.25%, 3/11/22		2,479	2,685,784
Wittur GmbH, Term Loan B, 6.13%, 3/31/22		744	794,195

			3,791,671
Media — 0.1%
Numericable Group SA, Euro Denominated Tranche B-1 Loan, 4.50%, 5/21/20		911	972,119
Springer SBM Two GmbH:
Initial Term B8 Loan, 4.75%, 8/14/20		3,047	3,269,926
Term Loan, 8.00%, 8/14/21		1,000	1,108,491

			5,350,536
Real Estate Management & Development — 0.0%
Realogy Group LLC (FKA Realogy Corp.), Extended Synthetic Commitment, 0.27%-4.40%, 10/10/16	USD	82	80,328
Road & Rail — 0.1%
Car Rentals Subsidiary, S.L.U. (AKA Goldcar), Facility B, 6.50%, 6/18/20	EUR	3,580	3,787,485
Software — 0.1%
First Data Corp., 2018 New Dollar Term Loan, 3.92%, 3/23/18	USD	6,090	6,002,745
Specialty Retail — 0.0%
Action Holding BV (FKA Peer Holdings BV), Term B (A2), 4.25%, 1/13/21	EUR	1,029	1,116,709
Kirk Beauty One GmbH:
Facility B1, 6.00%, 8/13/22		399	433,099
Facility B2, 6.00%, 8/13/22		243	263,906
Facility B3, 6.00%, 8/13/22		417	452,465
Facility B4, 6.00%, 8/13/22		277	300,396
Facility B5, 6.00%, 8/13/22		61	66,755
Facility B6, 6.00%, 8/13/22		317	344,596
Facility B7, 6.00%, 8/13/22		176	190,759

			3,168,685
Textiles, Apparel & Luxury Goods — 0.0%
Vivarte, Term Loan, 4.00%, 10/29/19		1,600	1,709,354
Trading Companies & Distributors — 0.0%
Azelis Finance SA (Azelis U.S. Holding, Inc.), Euro Term Loan (First Lien), 6.50%, 12/16/22		300	322,766
Azelis SA (AKA Azelis Holding SA), Term Loan (Second Lien ), 0.00%, 11/27/23		720	766,815

			1,089,581

Floating Rate Loan Interests (b)		Par (000)	Value
Transportation Infrastructure — 0.0%
Swissport International Ltd., Term Loan B, 5.25%, 12/02/21	EUR	1,190	$1,290,821
Total Floating Rate Loan Interests — 1.1%			83,450,512

Foreign Agency Obligations		Par (000)	Value
Brazil — 0.0%
Petrobras Global Finance BV:
6.25%, 12/14/26	GBP	135	126,254
5.38%, 10/01/29		185	156,341
6.63%, 1/16/34		530	473,025
7.25%, 3/17/44	USD	2,187	1,476,225

			2,231,845
British Virgin Islands — 0.0%
CNOOC Finance 2012 Ltd., 5.00%, 5/02/42		300	308,758
China — 0.2%
BAIC Inalfa HK Investment Co. Ltd., 1.90%, 11/02/20	EUR	900	964,094
CDBL Funding 1, 4.25%, 12/02/24	USD	1,400	1,391,918
China Cinda Finance 2015 I Ltd., 4.25%, 4/23/25		1,160	1,096,228
CITIC Ltd., 6.80%, 1/17/23		1,000	1,153,776
CNPC HK Overseas Capital Ltd., 4.50%, 4/28/21		800	844,782
COSCO Finance 2011 Ltd., 4.00%, 12/03/22		850	849,363
Eastern Creation II Investment Holdings Ltd., 1.50%, 7/29/19	EUR	140	149,825
Export-Import Bank of China/via Avi Funding Co. Ltd., 2.85%, 9/16/20	USD	670	667,019
Huarong Finance II Co. Ltd., 5.00%, 11/19/25		843	839,080
ICBCIL Finance Co. Ltd., 3.20%, 11/10/20		1,000	991,250
Industrial & Commercial Bank of China Ltd., 2.91%, 11/13/20		550	545,630
Minmetals Bounteous Finance BVI Ltd., 4.75%, 7/30/25		950	948,290
Sinopec Group Overseas Development 2015 Ltd., 4.10%, 4/26/45		550	494,054

			10,935,309
Germany — 0.1%
HSH Nordbank AG:
0.72%, 2/14/17 (b)	EUR	3,990	3,917,890
0.76%, 2/14/17 (b)		1,773	1,743,963

			5,661,853
Hong Kong — 0.0%
Baosteel Financing 2015 Pty Ltd., 3.88%, 1/28/20	USD	200	200,179
China Cinda Finance 2014 Ltd., 5.63%, 5/14/24		470	490,447

			690,626
India — 0.0%
Bank of India, 6.25%, 2/16/21		200	222,893
NTPC Ltd., 5.63%, 7/14/21		430	466,427

			689,320
Indonesia — 0.0%
Pelabuhan Indonesia II PT:
4.25%, 5/05/25		438	389,097
5.38%, 5/05/45		200	157,516
Pertamina Persero PT:
5.63%, 5/20/43		1,450	1,134,832
6.45%, 5/30/44		500	434,360

			2,115,805

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2015	15

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Foreign Agency Obligations		Par (000)	Value
Malaysia — 0.0%
1MDB Global Investments Ltd., 4.40%, 3/09/23	USD	800	$695,163
Axiata SPV2 Bhd, 3.47%, 11/19/20		1,000	996,159

			1,691,322
Mongolia — 0.0%
Development Bank of Mongolia LLC, 5.75%, 3/21/17		500	476,864
Trade & Development Bank of Mongolia LLC, 9.38%, 5/19/20		1,000	959,572

			1,436,436
Norway — 0.1%
Eksportfinans ASA, 5.50%, 6/26/17		275	285,984
Statoil ASA, 2.90%, 11/08/20		6,595	6,702,855

			6,988,839
Total Foreign Agency Obligations — 0.4%			32,750,113

Foreign Government Obligations		Par (000)	Value
Brazil — 0.1%
Federative Republic of Brazil, 4.25%, 1/07/25		6,825	5,494,125
Colombia — 0.2%
Republic of Colombia, 4.00%, 2/26/24		12,450	11,858,625
Germany — 0.4%
Deutsche Bundesrepublik Inflation Linked Bonds, 0.10%, 4/15/26	EUR	28,295	32,580,851
Greece — 0.0%
Hellenic Republic:
3.00%, 2/24/23 (c)		111	89,403
3.00%, 2/24/24 (c)		111	86,575
3.00%, 2/24/25 (c)		111	84,650
3.00%, 2/24/26 (c)		111	81,822
3.00%, 2/24/27 (c)		111	79,789
3.00%, 2/24/28 (c)		111	78,081
3.00%, 2/24/29 (c)		111	77,338
3.00%, 2/24/30 (c)		111	75,192
3.00%, 2/24/31 (c)		111	72,960
3.00%, 2/24/32 (c)		111	72,117
3.00%, 2/24/33 (c)		111	70,684
3.00%, 2/24/34 (c)		111	70,214
3.00%, 2/24/35 (c)		111	68,478
3.00%, 2/24/36 (c)		111	67,803
3.00%, 2/24/37 (c)		111	67,383
3.00%, 2/24/38 (c)		111	67,079
3.00%, 2/24/39 (c)		111	68,537
3.00%, 2/24/40 (c)		111	68,473
3.00%, 2/24/41 (c)		111	68,553
3.00%, 2/24/42 (c)		111	68,442

			1,483,573
Indonesia — 0.3%
Perusahaan Penerbit SBSN Indonesia III, 4.33%, 5/28/25 (a)	USD	3,432	3,273,442
Republic of Indonesia:
3.38%, 4/15/23 (a)		4,060	3,772,723
5.38%, 10/17/23 (a)		1,480	1,538,738
5.88%, 1/15/24 (a)		7,210	7,724,174
3.38%, 7/30/25	EUR	650	666,127
4.75%, 1/08/26 (a)	USD	4,765	4,706,209
4.75%, 1/08/26		596	589,384
6.63%, 2/17/37		1,162	1,217,527

Foreign Government Obligations		Par (000)	Value
Indonesia (continued)
5.95%, 1/08/46	USD	500	$495,000

			23,983,324
Mexico — 0.7%
United Mexican States:
4.75%, 6/14/18	MXN	166,079	9,682,505
4.00%, 10/02/23	USD	40,225	40,747,925
8.00%, 12/07/23	MXN	105,000	6,819,026

			57,249,456
Mongolia — 0.0%
Mongolian People’s Republic, 7.50%, 6/30/18	CNH	2,000	277,131
Peru — 0.1%
Republic of Peru, 7.35%, 7/21/25	USD	6,920	8,675,950
Poland — 0.2%
Republic of Poland:
3.25%, 7/25/25	PLN	18,826	4,936,130
2.50%, 7/25/26		33,827	8,117,868

			13,053,998
Portugal — 0.0%
Republic of Portugal, 5.13%, 10/15/24	USD	875	889,700
Russia — 0.0%
Russian Federation:
7.00%, 8/16/23	RUB	36,245	429,111
5.63%, 4/04/42	USD	3,000	2,838,000

			3,267,111
Slovenia — 0.2%
Republic of Slovenia:
4.13%, 2/18/19 (a)		1,556	1,635,745
2.25%, 3/25/22	EUR	1,445	1,684,496
5.50%, 10/26/22 (a)	USD	3,599	4,017,146
5.25%, 2/18/24 (a)		2,954	3,260,477
4.63%, 9/09/24	EUR	2,220	3,016,408

			13,614,272
Sri Lanka — 0.0%
Republic of Sri Lanka, 6.85%, 11/03/25	USD	300	282,593
Turkey — 0.3%
Republic of Turkey, 5.75%, 3/22/24		22,110	23,359,657
United Kingdom — 0.3%
United Kingdom Gilt, 3.50%, 1/22/45	GBP	11,802	20,306,445
Total Foreign Government Obligations — 2.8%			216,376,811

Investment Companies — 1.2%		Shares	Value
iShares iBoxx $ High Yield Corporate Bond ETF (l)(m)		1,145,187	92,279,168

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations — 2.4%
Adjustable Rate Mortgage Trust, Series 2005-12, Class 4A1, 3.47%, 3/25/36 (b)	USD	2,731	2,006,837
Ajax Mortgage Loan Trust, Series 2015-C, Class A, 3.88%, 3/25/57 (a)(c)		10,652	10,385,595
American Home Mortgage Assets Trust: Series 2006-3, Class 2A11, 1.20%, 10/25/46 (b)		1,420	1,008,047

16	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Series 2006-5, Class A1, 1.18%, 11/25/46 (b)	USD	722	$366,346
Angel Oak Mortgage Trust LLC, Series 2015-1, Class A, 4.50%, 11/25/45 (a)(b)		3,440	3,433,954
Bear Stearns Mortgage Funding Trust:
Series 2007-AR2, Class A1, 0.59%, 3/25/37 (b)		705	570,542
Series 2007-AR3, Class 1A1, 0.56%, 3/25/37 (b)		1,052	841,376
Series 2007-AR4, Class 1A1, 0.62%, 9/25/47 (b)		4,182	3,338,562
Berica 8 Residential Mbs Srl, Series 8, Class A, 0.23%, 3/31/48 (b)	EUR	347	369,780
BlackRock Capital Finance LP, Series 1997-R2, Class AP, 1.47%, 12/25/35 (a)(b)(l)	USD	7	6,958
Citigroup Mortgage Loan Trust, Series 2007-2, Class 2A, 6.00%, 11/25/36		122	114,762
Collateralized Mortgage Obligation Trust, Series 57, Class D, 9.90%, 2/01/19		3	3,174
COLT LLC, Series 2015-1, Class A1V, 3.20%, 12/26/45 (a)(b)		3,214	3,213,614
Countrywide Alternative Loan Trust:
Series 2005-56, Class 4A1, 0.73%, 11/25/35 (b)		3,731	3,117,720
Series 2005-72, Class A3, 0.72%, 1/25/36 (b)		1,278	1,048,631
Series 2005-80CB, Class 4A1, 6.00%, 2/25/36		2,658	2,236,290
Series 2006-15CB, Class A1, 6.50%, 6/25/36		678	548,840
Series 2006-23CB, Class 2A5, 0.82%, 8/25/36 (b)		9,698	4,576,866
Series 2006-OA10, Class 4A1, 0.61%, 8/25/46 (b)		6,791	5,175,709
Series 2006-OA14, Class 1A1, 1.99%, 11/25/46 (b)		6,421	5,401,640
Series 2006-OA21, Class A1, 0.59%, 3/20/47 (b)		17,984	13,922,646
Series 2006-OA6, Class 1A2, 0.63%, 7/25/46 (b)		6,913	5,773,873
Series 2006-OA8, Class 1A1, 0.61%, 7/25/46 (b)		920	754,660
Series 2007-22, Class 2A16, 6.50%, 9/25/37		18,307	14,275,567
Series 2007-OA3, Class 1A1, 0.36%, 4/25/47 (b)		1,870	1,571,374
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2004-29, Class 1A1, 0.96%, 2/25/35 (b)		630	595,456
Series 2006-OA4, Class A1, 1.22%, 4/25/46 (b)		2,163	1,198,628
Series 2006-OA5, Class 2A1, 0.62%, 4/25/46 (b)		3,732	3,021,429
Credit Suisse Commercial Mortgage Trust, Series 2014-4R, Class 16A3, 0.38%, 2/27/36 (a)(b)		830	641,526
Credit Suisse Mortgage Capital Certificates:
Series 2010-20R, Class 9A1, 2.54%, 1/27/36 (a)(b)		5,092	5,011,490
Series 2011-2R, Class 1A1, 2.43%, 3/27/37 (a)(b)		1,882	1,854,286
Series 2011-5R, Class 3A1, 2.99%, 9/27/47 (a)(b)		3,309	3,218,900
Series 2013-5R, Class 1A6, 0.46%, 2/27/36 (a)(b)		1,755	1,368,900
Series 2014-11R, Class 16A1, 3.17%, 9/27/47 (a)(b)		3,407	3,292,369

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Series 2015-10R, Class 4A1, 4.75%, 7/27/37 (a)(b)	USD	2,886	$2,879,723
Series 2015-5R, Class 3A1, 4.75%, 1/29/37 (a)		3,448	3,345,579
Series 2015-6R, Class 5A1, 0.38%, 1/27/37 (a)(b)		1,694	1,535,706
Series 2015-6R, Class 5A2, 0.40%, 10/27/36 (a)(b)		2,721	1,176,853
Series 2015-8R, Class 5A1, 4.75%, 8/27/37 (a)(b)		1,454	1,443,593
Series 2015-PR1, Class A-1, 3.50%, 2/25/55 (a)(c)		2,951	2,851,310
Deutsche Alt-A Securities Mortgage Loan Trust:
Series 2007-OA4, Class 1A1B, 0.55%, 8/25/47 (b)		1,146	909,593
Series 2007-RMP1, Class A2, 0.57%, 12/25/36 (b)		3,874	3,132,782
Deutsche ALT-A Securities, Inc., Series 2007-RS1, Class A2, 0.92%, 1/27/37 (a)(b)		1,019	1,761,917
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, 2.26%, 3/25/36 (b)		554	435,337
GSMSC Resecuritization Trust, Series 2015-5R, Class 1C, 0.36%, 4/26/37 (a)(b)		1,460	919,800
HomeBanc Mortgage Trust:
Series 2005-4, Class A1, 0.69%, 10/25/35 (b)		8,336	7,700,336
Series 2006-2, Class A1, 0.60%, 12/25/36 (b)		4,344	3,828,017
Impac CMB Trust, Series 2005-7, Class A1, 0.94%, 11/25/35 (b)		5,545	4,624,598
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A4, 1.22%, 11/25/34 (b)		575	567,956
JPMorgan Alternative Loan Trust:
Series 2007-A1, Class 1A4, 0.41%, 3/25/37 (b)		2,994	2,031,753
Series 2007-A2, Class 2A1, 3.58%, 5/25/37 (b)		762	627,417
LSTAR Securities Investment Trust:
Series 2014-1, Class Note, 3.34%, 9/01/21 (a)(b)		6,265	6,241,116
Series 2014-2, Class A, 2.24%, 12/01/21 (a)(b)		7,573	7,487,346
Series 2015-1, Class A, 2.24%, 1/01/20 (a)(b)		3,194	3,151,711
Series 2015-10, Class A1, 2.24%, 11/02/20 (a)(b)		3,251	3,195,017
Series 2015-10, Class A2, 3.74%, 11/02/20 (a)(b)		680	659,706
Series 2015-2, Class A, 2.24%, 1/01/20 (a)(b)		2,224	2,194,353
Series 2015-3, Class A, 2.24%, 3/01/20 (a)(b)		3,810	3,752,553
MASTR Resecuritization Trust, Series 2008-3, Class A1, 0.63%, 8/25/37 (a)(b)		2,756	1,967,208
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 6A1, 5.48%, 5/25/36 (b)		4,270	3,948,485
Morgan Stanley Resecuritization Trust, Series 2014-R8, Class 3B1, 0.99%, 6/26/47 (a)(b)		1,136	1,032,609
Paragon Mortgages No. 13 PLC, Series 13X, Class A2C, 0.50%, 1/15/39 (b)		444	397,935
RALI Trust:
Series 2007-QH1, Class A1, 0.58%, 2/25/37 (b)		954	775,639

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2015	17

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Series 2007-QH6, Class A1, 0.61%, 7/25/37 (b)	USD	2,474	$1,963,083
Series 2007-QH9, Class A1, 1.53%, 11/25/37 (b)		1,618	1,014,248
RBSSP Resecuritization Trust, Series 2012-2, Class 1A6, 0.35%, 5/26/47 (a)(b)		546	527,127
Reperforming Loan REMIC Trust, Series 2005-R2, Class 1AF1, 0.56%, 6/25/35 (a)(b)		1,099	956,157
Structured Asset Mortgage Investments II Trust:
Series 2005-AR8, Class A1A, 0.50%, 2/25/36 (b)		2,102	1,623,935
Series 2006-AR1, Class 3A1, 0.65%, 2/25/36 (b)		1,386	1,071,636
Series 2006-AR4, Class 3A1, 0.61%, 6/25/36 (b)		2,543	2,005,727
Thornburg Mortgage Securities Trust, Series 2007-3, Class 4A1, 5.75%, 6/25/47 (b)		2,189	2,086,688

			190,090,896
Commercial Mortgage-Backed Securities — 4.4%
Banc of America Commercial Mortgage Trust:
Series 2006-6, Class AJ, 5.42%, 10/10/45		3,554	3,603,754
Series 2007-1, Class A4, 5.45%, 1/15/49		5,362	5,500,521
Series 2007-3, Class A1A, 5.56%, 6/10/49 (b)		5,817	6,012,510
Series 2007-3, Class A4, 5.56%, 6/10/49 (b)		2,324	2,388,824
Series 2007-3, Class AJ, 5.56%, 6/10/49 (b)		1,765	1,788,319
Series 2007-5, Class AM, 5.77%, 2/10/51 (b)		2,030	2,111,830
Banc of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class F, 3.60%, 4/14/33 (a)(b)		3,020	2,621,676
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.73%, 7/10/43		1,174	1,171,840
Barclays Commercial Mortgage Trust:
Series 2015-SLP, Class D, 3.53%, 2/15/28 (a)(b)		1,410	1,392,220
Series 2015-SRCH, Class A1, 3.31%, 8/10/35 (a)		2,730	2,664,371
Series 2015-VFM, Class A2, 3.38%, 3/15/36 (a)(b)		1,170	1,172,223
Bayview Commercial Asset Trust:
Series 2006-3A, Class A2, 0.72%, 10/25/36 (a)(b)		799	647,656
Series 2008-4, Class A3, 3.17%, 7/25/38 (a)(b)		1,950	1,955,025
Bear Stearns Commercial Mortgage Securities Trust:
Series 2007-PW15, Class A1A, 5.32%, 2/11/44		4,339	4,467,864
Series 2007-PW16, Class AM, 5.72%, 6/11/40 (b)		3,071	3,196,722
Series 2007-PW18, Class A1A, 5.60%, 6/11/50		168	176,573
Series 2007-PW18, Class AMA, 6.09%, 6/11/50 (b)		4,033	4,279,789
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, 1.77%, 7/05/33 (a)(b)		2,075	2,075,203
BXHTL Mortgage Trust:
Series 2015-JWRZ, Class DR, 4.22%, 5/15/29 (a)(b)		730	685,234
Series 2015-JWRZ, Class GL, 3.91%, 5/15/29 (a)(b)		1,600	1,493,464

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Carefree Portfolio Trust:
Series 2014-CARE, Class D, 3.58%, 11/15/19 (a)(b)	USD	2,510	$2,523,609
Series 2014-CARE, Class E, 4.33%, 11/15/19 (a)(b)		5,000	5,031,191
CD Mortgage Trust, Series 2006-CD3, Class AM, 5.65%, 10/15/48		5,380	5,453,771
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class A, 1.73%, 12/15/27 (a)(b)		4,271	4,244,209
Citigroup Commercial Mortgage Trust:
Series 2013-375P, Class E, 3.52%, 5/10/35 (a)(b)		2,200	1,986,517
Series 2013-GC11, Class D, 4.46%, 4/10/46 (a)(b)		4,685	4,226,187
Series 2014-388G, Class A, 1.08%, 6/15/33 (a)(b)		2,344	2,319,635
Series 2014-388G, Class E, 2.68%, 6/15/33 (a)(b)		2,650	2,598,339
Series 2015-SSHP, Class A, 1.35%, 9/15/27 (a)(b)		4,370	4,376,038
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class AMA, 6.12%, 11/15/44 (b)		4,308	4,570,980
COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class AM, 5.77%, 5/15/46 (b)		3,819	4,008,910
Commercial Mortgage Pass-Through Certificates:
Series 2007-C9, Class AJFL, 0.98%, 12/10/49 (a)(b)		4,460	4,260,088
Series 2007-GG11, Class AM, 5.87%, 12/10/49 (b)		600	623,289
Series 2010-RR1, Class GEB, 5.54%, 12/11/49 (a)(b)		2,260	2,325,425
Series 2012-LTRT, Class A2, 3.40%, 10/05/30 (a)		3,755	3,754,848
Series 2013-GAM, Class A2, 3.37%, 2/10/28 (a)		3,196	3,220,274
Series 2014-277P, Class A, 3.61%, 8/10/49 (a)(b)		3,559	3,624,290
Series 2014-FL4, Class D, 2.77%, 7/13/31 (a)(b)		1,080	1,053,320
Series 2014-FL5, Class D, 4.33%, 10/15/31 (a)(b)		3,095	2,987,647
Series 2014-KYO, Class F, 3.80%, 6/11/27 (a)(b)		4,520	4,472,851
Series 2015-LC19, Class D, 2.87%, 3/12/48 (a)		2,280	1,696,539
Core Industrial Trust:
Series 2015-TEXW, Class A, 3.08%, 2/10/34 (a)		2,970	2,945,745
Series 2015-TEXW, Class E, 3.85%, 2/10/22 (a)(b)		250	233,395
Credit Suisse Commercial Mortgage Trust:
Series 2006-C5, Class AM, 5.34%, 12/15/39		9,446	9,632,926
Series 2007-C4, Class A1AM, 5.95%, 9/15/39 (b)		3,146	3,292,821
Series 2008-C1, Class A3, 6.07%, 2/15/41 (b)		2,871	3,021,143
Series 2014-TIKI, Class E, 3.48%, 9/15/38 (a)(b)		730	720,017
Series 2015-DEAL, Class A, 1.65%, 4/15/29 (a)(b)		2,640	2,633,009
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class AJ, 4.77%, 7/15/37		18	18,192
Credit Suisse Mortgage Capital Certificates:
Series 2006-C3, Class AM, 5.82%, 6/15/38 (b)		3,122	3,156,784

18	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2010-RR1, Class 2A, 5.70%, 9/15/40 (a)(b)	USD	4,471	$4,594,428
Series 2010-RR2, Class 2A, 5.95%, 9/15/39 (a)(b)		1,317	1,364,829
Series 2015-DEAL, Class D, 3.43%, 4/15/29 (a)(b)		1,205	1,189,623
Series 2015-GLPB, Class A, 3.64%, 11/15/34 (a)		2,730	2,802,084
CSAIL Commercial Mortgage Trust:
Series 2015-C1, Class D, 3.80%, 4/17/50 (a)(b)		1,180	927,742
Series 2015-C3, Class D, 3.36%, 8/15/25 (b)		250	180,747
Del Coronado Trust, Series 2013-HDMZ, Class M, 5.33%, 3/15/18 (a)(b)		2,388	2,383,702
Deutsche Bank Re-REMIC Trust, Series 2011-C32, Class A3A, 5.71%, 6/17/49 (a)(b)		3,400	3,511,383
Eleven Madison Mortgage Trust, Series 2015-11MD, Class A, 3.55%, 9/10/35 (a)(b)		610	616,647
Extended Stay America Trust, Series 2013-ESH7, Class A27, 2.96%, 12/05/31 (a)		3,850	3,853,405
GAHR Commercial Mortgage Trust:
Series 2015-NRF, Class AFL1, 1.63%, 12/15/16 (a)(b)		3,333	3,321,606
Series 2015-NRF, Class FFX, 3.38%, 12/15/19 (a)(b)		3,570	3,294,185
Series 2015-NRF, Class GFX, 3.38%, 12/15/34 (a)(b)		7,142	6,533,474
German Residential Funding Ltd., Series 2013-1, Class E, 4.05%, 8/27/24 (b)	EUR	1,103	1,225,185
GS Mortgage Securities Trust:
Series 2006-GG6, Class AJ, 5.64%, 4/10/38 (b)	USD	1,440	1,438,635
Series 2006-GG8, Class AM, 5.59%, 11/10/39		735	749,683
Series 2010-C1, Class A1, 3.68%, 8/10/43 (a)		1,008	1,031,780
Hilton USA Trust, Series 2013-HLT, Class EFX, 4.45%, 11/05/30 (a)(b)		5,763	5,760,729
Impac CMB Trust:
Series 2004-11, Class 1A2, 0.94%, 3/25/35 (b)		2,980	2,230,234
Series 2005-6, Class 1A1, 0.72%, 10/25/35 (b)		1,984	1,639,253
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.56%, 9/15/47 (a)(b)		800	632,400
Series 2014-C26, Class A4, 3.49%, 1/15/48		1,247	1,251,663
Series 2015-C28, Class B, 3.99%, 3/15/25 (b)		3,000	2,839,834
Series 2015-C33, Class A4, 3.77%, 11/15/25 (b)		1,050	1,070,875
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4, 6.10%, 4/15/45 (b)		5,004	5,019,814
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-CB16, Class AM, 5.59%, 5/12/45		3,659	3,705,438
Series 2006-LDP8, Class AJ, 5.48%, 5/15/45 (b)		2,000	2,033,824
Series 2007-CB20, Class AJ, 6.08%, 2/12/51 (b)		3,200	3,251,798
Series 2007-CB20, Class AM, 5.88%, 2/12/51 (b)		1,000	1,055,810
Series 2007-LDPX, Class AM, 5.46%, 1/15/49 (b)		5,463	5,564,932

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2008-C2, Class A4FL, 1.82%, 2/12/51 (b)	USD	2,301	$2,272,059
Series 2008-C2, Class ASB, 6.13%, 2/12/51 (b)		860	883,269
Series 2014-C21, Class D, 4.66%, 8/15/47 (a)(b)		1,250	1,036,206
Series 2014-DSTY, Class A, 3.43%, 6/10/27 (a)		885	907,391
Series 2014-DSTY, Class D, 3.80%, 6/10/27 (a)(b)		2,680	2,611,515
Series 2014-FL6, Class A, 1.73%, 11/15/31 (a)(b)		3,670	3,649,289
Series 2015-CSMO, Class A, 1.58%, 1/15/32 (a)(b)		2,390	2,377,325
Series 2015-CSMO, Class D, 3.63%, 1/15/32 (a)(b)		2,900	2,879,304
Series 2015-CSMO, Class E, 4.28%, 1/15/32 (a)(b)		890	875,272
Series 2015-SGP, Class A, 2.03%, 7/15/19 (a)(b)		780	777,090
Series 2015-UES, Class E, 3.62%, 9/05/32 (a)(b)		3,880	3,630,253
LB-UBS Commercial Mortgage Trust:
Series 2006-C4, Class AJ, 5.84%, 6/15/38 (b)		985	998,499
Series 2007-C1, Class AJ, 5.48%, 2/15/40		1,050	1,060,542
Series 2007-C7, Class A1A, 5.68%, 9/15/45 (b)		589	623,959
Lone Star Portfolio Trust, Series 2015-LSP, Class A1A2, 2.13%, 9/15/28 (a)(b)		1,360	1,359,747
Merrill Lynch Mortgage Investors Trust, Series 1998-C3, Class G, 6.00%, 12/15/30 (a)		2,606	2,570,932
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A1A, 5.84%, 6/12/50 (b)		2,525	2,600,612
ML-CFC Commercial Mortgage Trust:
Series 2006-4, Class AM, 5.20%, 12/12/49		1,905	1,955,057
Series 2007-7, Class A4, 5.74%, 6/12/50 (b)		3,131	3,249,006
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C25, Class D, 3.07%, 10/15/48		490	337,828
Series 2015-C26, Class D, 3.06%, 10/15/48 (a)		1,565	1,102,191
Series 2015-C27, Class A4, 3.75%, 11/15/25		750	762,931
Morgan Stanley Capital I Trust:
Series 2007-HQ11, Class AMFL, 0.49%, 2/12/44 (b)		746	727,473
Series 2007-HQ12, Class AM, 5.72%, 4/12/49 (b)		1,975	2,046,446
Series 2007-IQ13, Class AM, 5.41%, 3/15/44		1,547	1,587,935
Series 2007-IQ14, Class A2FL, 0.49%, 4/15/49 (b)		269	268,005
Series 2007-IQ14, Class A4, 5.69%, 4/15/49 (b)		2,465	2,528,167
Series 2007-IQ16, Class A4, 5.81%, 12/12/49		4,722	4,932,462
Series 2015-XLF2, Class AFSB, 3.08%, 8/15/26 (a)(b)		600	600,000
Morgan Stanley Re-REMIC Trust:
Series 2009-GG10 5.99%, 8/12/45 (a)(b)		6,666	6,887,994

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2015	19

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2010-GG10, Class A4B, 5.79%, 8/15/45 (a)(b)	USD	6,998	$7,260,966
Series 2011-IO, Class C, 0.00%, 3/23/51 (a)(j)		651	624,568
Series 2012-IO, Class AXB2, 1.00%, 3/27/51 (a)		505	502,731
Series 2012-XA, Class A, 2.00%, 7/27/49 (a)		1,788	1,778,554
RBSCF Trust, Series 2010-RR3, Class WBTA, 5.95%, 2/16/51 (a)(b)		13,017	13,216,171
RCMC LLC, Series 2012-CRE1, Class A, 5.62%, 11/15/44 (a)		2,027	2,049,053
Resource Capital Corp. Ltd., Series 2014-CRE2, Class A, 1.40%, 4/15/32 (a)(b)		2,150	2,140,823
SCG Trust, Series 2013-SRP1, Class AJ, 2.28%, 11/15/26 (a)(b)		2,775	2,758,242
STRIPs Ltd.:
Series 2012-1A, Class A, 1.50%, 12/25/44 (a)		1,744	1,736,614
Series 2012-1A, Class B, 0.50%, 12/25/44 (a)		3,480	3,150,795
Taurus IT Srl, Series 2015-IT1, Class A, 1.41%, 2/18/27 (b)	EUR	285	305,533
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class D, 5.89%, 1/10/45 (a)(b)	USD	2,568	2,773,987
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C28, Class AJ, 5.63%, 10/15/48 (b)		521	527,339
Series 2006-C28, Class B, 5.67%, 10/15/48 (b)		80	78,297
Series 2006-C29, Class AM, 5.34%, 11/15/48		955	974,712
Series 2007-C32, Class AMFX, 5.70%, 6/15/49 (a)		3,263	3,399,692
Series 2007-C33, Class AJ, 5.95%, 2/15/51 (b)		272	277,210
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR13, Class 2A, 2.14%, 10/25/46 (b)		7,801	6,979,171
Wells Fargo Commercial Mortgage Trust:
Series 2014-TISH, Class SCH1, 3.08%, 1/15/27 (a)(b)		8,224	7,992,998
Series 2015-C27, Class C, 3.89%, 2/15/48		1,402	1,253,957
Series 2015-C31, Class A4, 3.70%, 11/15/48		580	588,180
Series 2015-C31, Class D, 3.85%, 11/15/48		1,300	955,259
Series 2015-NXS4, Class A4, 3.72%, 12/15/48		1,860	1,890,984
Series 2015-P2, Class A4, 3.81%, 12/15/25		700	716,685
Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.75%, 8/20/21 (a)		679	679,241

			342,203,870
Interest Only Commercial Mortgage-Backed Securities — 0.5%
Barclays Commercial Mortgage Trust, Series 2015-SRCH, Class XA, 1.12%, 8/10/35 (a)(b)		17,710	1,456,825
BWAY Mortgage Trust, Series 2015-1740, Class XA, 0.90%, 1/10/35 (a)(b)		56,320	2,876,826
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class XA, 1.31%, 5/10/47 (b)		9,761	753,391
Commercial Mortgage Pass-Through Certificates:
Series 2013-CR13, Class XA, 0.99%, 12/10/23 (b)		9,244	448,695

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2013-CR6, Class XA, 1.50%, 3/10/46 (b)	USD	31,399	$1,648,075
Series 2014-CR14, Class XA, 0.87%, 2/10/47 (b)		47,817	1,922,572
Series 2015-3BP, Class XA, 0.06%, 2/10/35 (a)(b)		150,000	1,191,000
Series 2015-CR22, Class XA, 1.03%, 3/10/48 (b)		28,833	1,782,447
Series 2015-CR23, Class XA, 1.01%, 5/10/48 (b)		30,700	1,902,413
Series 2015-CR25, Class XA, 0.98%, 8/10/48 (b)		12,621	849,174
Series 2015-LC21, Class XA, 0.89%, 7/10/48 (b)		83,159	4,302,606
Commercial Mortgage Trust, Series 2015-LC19, Class XA, 1.23%, 2/10/48 (b)		10,862	881,541
Core Industrial Trust:
Series 2015-TEXW, Class XA, 0.77%, 2/10/34 (a)(b)		12,909	537,918
Series 2015-WEST, Class XA, 0.93%, 2/10/37 (a)(b)		8,900	644,182
Credit Suisse Mortgage Capital Certificates, Series 2015-GLPA, Class XA, 0.40%, 11/15/37 (a)(b)		18,420	437,254
FREMF Mortgage Trust, Series 2015-K718, Class X2A, 0.10%, 2/25/22 (a)(b)		95,349	474,105
Hilton USA Trust, Series 2013-HLT, Class X1FX, 0.09%, 11/05/30 (a)(b)		54,590	546
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C21, Class XA, 1.11%, 8/15/47 (b)		5,810	398,134
Series 2014-C23, Class XA, 0.88%, 9/15/47 (b)		60,637	2,640,288
Series 2014-C24, Class XA, 1.08%, 11/15/47 (b)		29,840	1,759,089
Series 2015-C28, Class XA, 1.21%, 10/15/48 (b)		7,583	526,235
Series 2015-C33, Class XA, 1.06%, 12/15/48 (b)		15,789	1,160,683
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-LC11, Class XB, 0.58%, 4/15/46 (b)		4,570	164,569
Series 2015-C27, Class XA, 1.39%, 2/15/48 (b)		38,049	3,032,382
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C19, Class XA, 1.16%, 12/15/47 (b)		22,300	1,443,465
Series 2015-C25, Class XA, 1.16%, 10/15/48 (b)		10,431	826,035
Series 2015-C26, Class XD, 1.35%, 11/15/48 (a)(b)		4,490	490,128
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X, 1.81%, 5/25/36 (a)(b)		372	2,774
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class XA, 1.00%, 2/15/48 (b)		12,726	836,547
Series 2015-C30, Class XA, 1.03%, 9/15/58 (b)		3,569	249,275
Series 2015-NXS1, Class XA, 1.21%, 5/15/48 (b)		8,228	605,786
Series 2015-NXS1, Class XB, 0.36%, 5/15/48 (b)		3,210	120,392
WF-RBS Commercial Mortgage Trust:
Series 2012-C8, Class XA, 2.16%, 8/15/45 (a)(b)		1,173	98,092

20	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2014-C24, Class XA, 0.98%, 11/15/47 (b)	USD	26,346	$1,600,096
Series 2014-LC14, Class XA, 1.43%, 3/15/47 (b)		23,259	1,670,629

			39,734,169
Total Non-Agency Mortgage-Backed Securities — 7.3%			572,028,935

Other Interests (n)		Beneficial Interest (000)	Value
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust VII (d)		1,888	189
Lehman Brothers Holdings, Inc. (d)		7,360	736
Total Other Interests — 0.0%			925

Preferred Securities
Capital Trusts		Par (000)	Value
Automobiles — 0.1%
Volkswagen International Finance NV, 3.50% (b)(i)	EUR	4,085	3,708,495
Banks — 0.6%
ABN AMRO Bank NV, 5.75% (b)(i)		1,600	1,738,809
Banco Bilbao Vizcaya Argentaria SA:
6.75% (b)(i)		1,800	1,909,701
7.00% (b)(i)		1,400	1,492,736
9.00% (b)(i)	USD	1,200	1,284,770
Banco Popular Espanol SA:
8.25% (b)(i)	EUR	2,000	2,037,928
11.50% (b)(i)		1,200	1,414,956
Banco Santander SA, 6.25% (b)(i)		1,600	1,643,175
Bank of America Corp., 6.10% (b)(i)	USD	2,133	2,162,329
Bank of East Asia Ltd., 5.50% (b)(i)		1,000	984,100
Bank of Ireland, 7.38% (b)(i)	EUR	1,075	1,218,054
Barclays PLC, 7.88% (b)(i)	GBP	1,750	2,581,930
BNP Paribas SA, 7.38% (a)(b)(i)	USD	300	307,875
Citigroup, Inc.:
5.90% (b)(i)		1,741	1,710,533
5.95% (b)(i)		2,879	2,771,037
5.95% (b)(i)		6,368	6,348,100
6.13% (b)(i)		4,321	4,407,420
Commonwealth Bank of Australia, 4.50%, 12/09/25		700	694,131
HSH Nordbank AG, 7.25% (b)(i)		2,666	823,794
ICICI Bank Ltd., 6.38%, 4/30/22 (b)		335	342,366
Intesa Sanpaolo SpA, 7.70% (a)(b)(i)		675	687,656
JPMorgan Chase & Co., 5.30% (b)(i)		3,157	3,145,161
Lloyds Banking Group PLC, 6.38% (b)(i)	EUR	1,066	1,221,920
Royal Bank of Scotland Group PLC, 7.50% (b)(i)	USD	2,825	2,941,531
Santander UK Group Holdings PLC, 7.38% (b)(i)	GBP	1,510	2,259,446
Swedbank AB, 5.50% (b)(i)	USD	400	398,453
Woori Bank, 5.00%, 6/10/45 (b)		200	200,366

			46,728,277
Capital Markets — 0.1%
Goldman Sachs Group, Inc., 5.38% (b)(i)		3,065	3,045,844
State Street Capital Trust IV, 1.51%, 6/01/77 (b)	USD	1,048	856,740
UBS Group AG:
5.75% (b)(i)	EUR	2,525	2,877,831

Capital Trusts		Par (000)	Value
Capital Markets (continued)
7.00% (b)(i)	USD	1,200	$1,269,000

			8,049,415
Construction & Engineering — 0.0%
CCCI Treasure Ltd., 3.50% (b)(i)		1,200	1,178,578
CRCC Yupeng Ltd., 3.95% (b)(i)		1,200	1,219,380

			2,397,958
Consumer Finance — 0.1%
Capital One Financial Corp., 5.55% (b)(i)		3,558	3,540,210
Diversified Financial Services — 0.0%
HBOS Capital Funding LP, 6.85% (i)		346	349,331
Electric Utilities — 0.2%
Electricite de France SA:
5.00% (b)(i)	EUR	1,600	1,699,477
5.88% (b)(i)	GBP	1,500	2,053,757
Enel SpA:
6.50%, 1/10/74 (b)	EUR	805	945,482
5.00%, 1/15/75 (b)		1,119	1,271,314
Gas Natural Fenosa Finance BV:
3.38% (b)(i)		3,600	3,384,157
4.13% (b)(i)		2,600	2,687,960
SSE PLC, 3.88% (b)(i)	GBP	950	1,344,199

			13,386,346
Food & Staples Retailing — 0.0%
Casino Guichard Perrachon SA, 4.87% (b)(i)	EUR	300	291,794
Industrial Conglomerates — 0.0%
CITIC Ltd., 8.63% (b)(i)	USD	200	226,400
Insurance — 0.1%
AXA SA, 3.88% (b)(i)	EUR	650	694,757
BNP Paribas Cardif SA, 4.03% (b)(i)		1,100	1,141,606
China Life Insurance Co. Ltd., 4.00%, 7/03/75 (b)	USD	1,450	1,423,900
Credit Agricole Assurances SA, 4.25% (b)(i)	EUR	2,700	2,783,861
Fukoku Mutual Life Insurance Co., 5.00% (b)(i)	USD	400	398,160
Meiji Yasuda Life Insurance Co., 5.20%, 10/20/45 (b)		800	817,120
MetLife, Inc., 5.25% (b)(i)		1,787	1,818,273
Nippon Life Insurance Co., 5.10%, 10/16/44 (b)		570	595,650

			9,673,327
Media — 0.1%
Bertelsmann SE & Co. KGaA, 3.50%, 4/23/75 (b)	EUR	700	670,202
NBCUniversal Enterprise, Inc., 5.25% (a)(i)	USD	3,770	3,996,200

			4,666,402
Metals & Mining — 0.0%
BHP Billiton Finance Ltd., 5.63%, 10/22/79 (b)	EUR	875	935,887
Multi-Utilities — 0.0%
Centrica PLC:
5.25%, 4/10/40 (b)	GBP	950	1,341,078
3.00%, 4/10/50 (b)	EUR	1,900	1,895,106

			3,236,184
Real Estate Management & Development — 0.0%
Deutsche Annington Finance BV, 4.00% (b)(i)		900	948,738
Thrifts & Mortgage Finance — 0.0%
Coventry Building Society, 6.38% (b)(i)	GBP	250	357,440
Trading Companies & Distributors — 0.0%
Noble Group Ltd., 6.00% (b)(i)	USD	400	184,000
Transportation Infrastructure — 0.0%
Royal Capital BV, 6.25% (b)(i)		550	552,750

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2015	21

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Capital Trusts		Par (000)	Value
Wireless Telecommunication Services — 0.1%
Orange SA:
4.00% (b)(i)	EUR	575	$616,636
4.25% (b)(i)		128	140,679
5.00% (b)(i)		1,950	2,111,290
Telefonica Europe BV:
4.20% (b)(i)		1,300	1,389,825
5.00% (b)(i)		700	765,484
5.88% (b)(i)		1,600	1,739,679
6.50% (b)(i)		300	342,530

			7,106,123
Total Capital Trusts — 1.4%			106,339,077

Preferred Stocks		Shares	Value
Banks — 0.0%
Royal Bank of Scotland Group PLC, 6.13% (i)		1,919	48,090
Royal Bank of Scotland Group PLC, 6.60% (i)		9,596	243,738
Santander Finance Preferred SAU, 4.00% (i)		25,000	569,250

			861,078
Diversified Financial Services — 0.0%
Concrete Investment II SCA, 0.00%, 8/27/44 (d)		12,471	1,545,034
Manufacturing — 0.0%
Novartex Holding Luxembourg SCA, 0.00% (i)		1,000	—
Total Preferred Stocks — 0.0%			2,406,112

Trust Preferreds		Shares	Value
Banks — 0.1%
Citigroup Capital XIII, 7.88%, 10/30/40 (b)		349,440	9,081,946
Consumer Finance — 0.1%
GMAC Capital Trust I, 8.13%, 2/15/40 (b)		359,913	9,127,394
Diversified Financial Services — 0.1%
RBS Capital Funding Trust V, Series E, 5.90% (i)		105,064	2,578,271
RBS Capital Funding Trust VII, Series G, 6.08% (i)		102,687	2,559,987

			5,138,258
Total Trust Preferreds — 0.3%			23,347,598
Total Preferred Securities — 1.7%			132,092,787

Taxable Municipal Bonds		Par (000)	Value
Arizona Health Facilities Authority RB, 1.03%, 1/01/37 (b)	USD	2,255	2,038,430
Bay Area Toll Authority RB:
6.92%, 4/01/40		2,415	3,181,086
7.04%, 4/01/50		3,180	4,376,252
Board of Governors of Colorado State University System RB, 5.00%, 3/01/45		660	754,274
Central Texas Turnpike System RB, 5.00%, 8/15/37		1,000	1,117,080
City of Charleston, SC Waterworks & Sewer System Revenue RB, 5.00%, 1/01/45		1,175	1,370,238
City of Houston, TX Airport System Revenue RB, 5.00%, 7/01/24		700	809,627
City of San Jose, CA Airport Revenue RB, AMBAC, 5.00%, 3/01/37		1,530	1,585,860
City Public Service Board of San Antonio, TX RB, 5.81%, 2/01/41		3,260	4,062,514
Clark County School District GO:

Taxable Municipal Bonds		Par (000)	Value
5.00%, 6/15/26	USD	1,320	$1,626,992
5.00%, 6/15/27		1,320	1,610,189
5.00%, 6/15/28		1,405	1,704,195
Contra Costa Community College District GO, 6.50%, 8/01/34		1,365	1,694,661
County of Miami-Dade, FL Aviation Revenue RB:
5.00%, 10/01/36		1,320	1,481,806
5.00%, 10/01/38		3,285	3,706,268
County of Sacramento, CA Airport System Revenue RB, AGM, 5.25%, 7/01/39		1,000	1,076,840
Dallas/Fort Worth International Airport RB:
5.00%, 11/01/42		4,625	5,041,481
Series A, 5.00%, 11/01/43		5,000	5,385,900
5.00%, 11/01/45		4,170	4,484,126
5.00%, 11/01/45		2,650	2,881,292
Delaware Transportation Authority RB, 5.00%, 6/01/55		1,120	1,263,338
District of Columbia GO, 5.00%, 6/01/38		3,020	3,517,515
District of Columbia RB:
5.00%, 7/15/34		775	889,654
5.00%, 7/15/35		775	888,941
Golden State Tobacco Securitization Corp. RB, 5.00%, 6/01/40		500	573,100
Grant County Public Utility District No. 2 RB, 4.58%, 1/01/40		600	596,610
Health & Educational Facilities Authority of the State of Missouri RB, 5.00%, 1/01/44		2,270	2,573,522
Illinois Finance Authority RB, 5.00%, 8/01/38		1,375	1,552,843
Kansas Development Finance Authority RB, 5.00%, 6/01/46		955	1,049,211
Los Angeles Community College District GO, 6.60%, 8/01/42		2,505	3,424,761
Los Angeles Department of Water & Power RB, 6.60%, 7/01/50		1,065	1,452,607
Los Angeles Unified School District, 5.75%, 7/01/34		415	499,938
Los Angeles Unified School District GO, 6.76%, 7/01/34		4,355	5,737,800
Maryland Health & Higher Educational Facilities Authority RB, 5.25%, 7/01/27		815	958,041
Massachusetts Development Finance Agency RB, 5.00%, 8/15/45		635	719,436
Massachusetts Educational Financing Authority RB, 5.00%, 1/01/22		2,000	2,273,400
Metropolitan Pier & Exposition Authority RB, 5.00%, 6/15/52		995	1,029,835
Metropolitan St. Louis Sewer District RB, 5.00%, 5/01/45		1,250	1,464,363
Metropolitan Transportation Authority RB:
5.87%, 11/15/39		735	874,327
6.67%, 11/15/39		350	458,777
6.69%, 11/15/40		1,160	1,518,220
6.81%, 11/15/40		860	1,138,915
5.25%, 11/15/55		3,055	3,504,360
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB:
7.46%, 10/01/46		1,060	1,425,414
5.00%, 10/01/53		1,000	1,070,020
Miami-Dade County Educational Facilities Authority RB, 5.07%, 4/01/50		1,300	1,355,718
Miami-Dade County Expressway Authority RB, 5.00%, 7/01/39		930	1,050,770
Michigan Finance Authority RB, 5.00%, 6/01/39		840	931,795
Municipal Electric Authority of Georgia RB, 6.64%, 4/01/57		1,610	1,917,494
New Jersey Economic Development Authority RB:
5.00%, 6/15/29		740	795,485
5.00%, 6/15/30		690	738,611

22	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Taxable Municipal Bonds		Par (000)	Value
New Jersey State Turnpike Authority RB, 7.41%, 1/01/40	USD	2,329	$3,310,347
New Jersey Transportation Trust Fund Authority RB, 5.00%, 6/15/42		3,205	3,335,732
New York City Transitional Finance Authority Building Aid Revenue RB, 5.00%, 7/15/36		1,020	1,190,891
New York City Water & Sewer System RB:
5.75%, 6/15/41		1,330	1,679,644
6.01%, 6/15/42		665	864,301
5.38%, 6/15/43		4,410	5,133,372
5.50%, 6/15/43		5,285	6,191,166
5.88%, 6/15/44		1,195	1,543,450
New York State Dormitory Authority RB:
5.00%, 3/15/32		1,380	1,631,091
5.00%, 3/15/36		1,380	1,607,741
5.00%, 3/15/37		1,140	1,322,685
5.00%, 3/15/37		830	964,327
5.00%, 3/15/38		1,240	1,430,848
5.00%, 3/15/39		575	662,136
5.39%, 3/15/40		1,470	1,747,051
New York State Thruway Authority RB, 5.00%, 1/01/31		1,300	1,545,492
New York State Urban Development Corp. RB, 5.00%, 3/15/44		1,250	1,432,550
North Carolina Medical Care Commission RB, 5.00%, 6/01/40		305	344,296
Orange County Local Transportation Authority RB, 6.91%, 2/15/41		2,790	3,759,358
Orange County Sanitation District RB, 5.00%, 2/01/34		1,000	1,192,880
Pennsylvania Economic Development Financing Authority RB:
5.00%, 12/31/22		1,000	1,145,810
5.00%, 12/31/38		1,500	1,639,695
Philadelphia Authority for Industrial Development RB, 5.00%, 7/01/42		925	1,046,582
Port Authority of New York & New Jersey RB:
5.00%, 10/15/44		1,025	1,152,787
4.96%, 8/01/46		1,970	2,127,974
4.93%, 10/01/51		1,045	1,108,620
Private Colleges & Universities Authority RB, 5.00%, 4/01/44		180	197,705
Regents of the University of California Medical Center Pooled Revenue RB, 6.58%, 5/15/49		2,860	3,672,040
Salt River Project Agricultural Improvement & Power District RB, 5.00%, 12/01/45		1,500	1,747,155
State of California GO:
7.50%, 4/01/34		2,210	3,094,332
4.99%, 4/01/39		1,550	1,584,069
7.55%, 4/01/39		3,715	5,400,384
7.60%, 11/01/40		6,115	9,089,336
State of Connecticut GO, 5.00%, 11/15/32		1,265	1,498,759
State of Illinois GO, 5.10%, 6/01/33		8,190	7,748,149
State of New Jersey GO:
5.00%, 6/01/27		2,565	2,984,224
5.00%, 6/01/32		3,250	3,739,417
State of Washington GO, 5.00%, 7/01/28		1,280	1,553,728
University of Arizona RB, 5.00%, 8/01/39		1,285	1,463,576
University of California RB, 4.86%, 5/15/12		1,415	1,353,575
Utility Debt Securitization Authority RB:
5.00%, 12/15/36		1,915	2,297,234
5.00%, 12/15/37		2,270	2,714,330
Washington Health Care Facilities Authority RB, 5.00%, 10/01/38		3,420	3,883,615
Wisconsin Department of Transportation RB, 5.00%, 7/01/31		1,355	1,625,580

Taxable Municipal Bonds		Par (000)	Value
Wisconsin Health & Educational Facilities Authority RB, 5.00%, 8/15/39	USD	1,250	$1,391,425
Total Taxable Municipal Bonds — 2.6%			203,383,391

U.S. Government Sponsored Agency Securities		Par (000)	Value
Agency Obligations — 0.1%
Fannie Mae, 6.63%, 11/15/30		1,450	2,053,396
Freddie Mac:
3.75%, 3/27/19		3,650	3,907,913
4.88%, 6/13/18		4,300	4,669,559

			10,630,868
Collateralized Mortgage Obligations — 0.1%
Fannie Mae:
Series 2005-48, Class AR, 5.50%, 2/25/35		11	11,431
Series 2013-C01, Class M2, 5.67%, 10/25/23 (b)		5,505	5,704,968
Series 2014-C01, Class M2, 4.82%, 1/25/24 (b)		2,112	2,096,541

			7,812,940
Commercial Mortgage-Backed Securities — 0.1%
Fannie Mae:
Series 2006-M2, Class A2A, 5.27%, 10/25/32 (b)		3,378	3,850,665
Series 2015-M10, Class A2, 3.09%, 4/25/27 (b)		1,000	1,015,044
Freddie Mac, Series K050, Class A2, 3.33%, 8/25/25 (b)		3,700	3,785,618

			8,651,327
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Fannie Mae:
Series 2013-M5, Class X2, 2.33%, 1/25/22 (b)		12,218	1,164,413
Series 2014-M13, Class X2, 0.14%, 2/25/24 (b)		126,602	1,418,315
Series 2015-M4, Class X2, 0.58%, 7/25/22 (b)		42,165	1,216,034
Freddie Mac:
Series K038, Class X1, 1.20%, 3/25/24 (b)		10,286	793,706
Series K049, Class X1, 0.62%, 8/25/25 (b)		8,860	411,560
Series K718, Class X1, 0.65%, 1/25/22 (b)		6,094	204,115
Series K721, Class X1, 0.46%, 8/25/22 (b)		12,920	251,496
Ginnie Mae:
Series 2012-120, Class IO, 0.91%, 2/16/53 (b)		21,095	1,343,021
Series 2014-40, Class AI, 1.00%, 2/16/39		13,748	383,704
Series 2014-52, Class AI, 0.83%, 8/16/41		10,616	294,815

			7,481,179
Mortgage-Backed Securities — 69.7%
Fannie Mae Mortgage-Backed Securities:
2.23%, 10/01/42 (b)		2,737	2,820,495
2.50%, 9/01/29-1/01/31 (o)		41,189	41,573,885
3.00%, 11/01/26-1/01/46		1,000,064	1,019,353,244
3.15%, 12/01/40 (b)		2,172	2,267,376
3.50%, 9/01/23-1/01/46 (o)		1,780,731	1,843,189,970

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2015	23

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

U.S. Government Sponsored Agency Securities		Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 1/01/25-1/01/46 (o)	USD	522,541	$553,872,351
4.50%, 2/01/25-1/01/46 (o)		227,969	246,762,600
5.00%, 5/01/23-1/01/46 (o)		78,159	86,173,949
5.50%, 12/01/32-1/01/46 (o)		49,019	55,099,586
6.00%, 2/01/34-1/01/46 (o)		32,958	37,339,919
6.50%, 5/01/40		6,948	7,940,767
Freddie Mac Mortgage-Backed Securities:
2.50%, 10/01/29-1/01/31 (o)		48,120	48,582,246
2.91%, 6/01/42 (b)		3,021	3,121,474
3.00%, 5/01/27-1/01/46 (o)		201,589	204,132,993
3.50%, 2/01/29-1/01/46 (o)		389,540	402,971,522
4.00%, 8/01/40-1/01/46 (o)		110,989	117,402,571
4.50%, 2/01/39-7/01/45		54,807	59,251,342
5.00%, 7/01/35-1/01/46 (o)		34,228	37,571,217
5.50%, 10/01/39-1/01/46 (o)		10,704	11,880,195
6.00%, 1/01/46 (o)		7,800	8,771,646
Ginnie Mae Mortgage-Backed Securities:
1.75%, 5/20/34 (b)		878	904,969
3.00%, 7/20/45-1/15/46 (o)		110,303	111,921,610
3.50%, 2/15/42-1/15/46 (k)(o)		312,600	326,165,023
4.00%, 9/20/40-1/15/46 (o)		99,330	105,554,218
4.50%, 12/20/39-1/15/46 (o)		54,443	58,919,629
5.00%, 12/15/38-1/15/46 (o)		21,911	24,091,281
5.50%, 1/15/46 (o)		5,800	6,365,704

			5,424,001,782
Total U.S. Government Sponsored Agency Securities — 70.1%			5,458,578,096

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Bonds:
2.88%, 8/15/45 (k)		261,197	253,677,788
3.00%, 11/15/45		52,361	52,203,498
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45		17,399	15,171,843
U.S. Treasury Inflation Indexed Notes:
0.25%, 1/15/25		196,342	187,379,302
0.38%, 7/15/25		50,859	49,233,234
U.S. Treasury Notes:
0.63%, 9/30/17		4,119	4,090,521
0.75%, 10/31/17 (k)		303,101	301,490,927
0.88%, 11/30/17-10/15/18 (k)		684,770	677,248,746
1.25%, 11/15/18-12/15/18		7,864	7,849,984
1.38%, 10/31/20 (k)		359,408	353,061,801
1.63%, 11/30/20 (k)		351,417	349,330,286
1.75%, 9/30/22		2,062	2,021,082
1.88%, 10/31/22 (k)(p)		302,436	298,608,370
2.00%, 11/30/22		1,377	1,369,469
2.13%, 5/15/25		657	648,428
2.25%, 11/15/25 (k)		122,843	122,569,429
U.S. Treasury Strips, 0.00%, 5/15/36 (k)		14,105	7,656,631
Total U.S. Treasury Obligations — 34.5%			2,683,611,339
Total Long-Term Investments (Cost — $12,503,698,125) — 158.8%			12,356,435,644

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements — 1.5% (q)
Barclays Bank PLC, (0.65)%, Open (r) (Purchased on 10/13/15 to be repurchased at EUR 199,393, collateralized by SABMiller Holdings, Inc., 1.88% due at 1/20/20, par and fair value of EUR 190,000 and $214,871, respectively)	EUR	200	$216,997
Barclays Bank PLC, (0.65)%, Open (r) (Purchased on 10/13/15 to be repurchased at EUR 346,252, collateralized by SABMiller Holdings, Inc., 1.88% due at 1/20/20, par and fair value of EUR 330,000 and $373,197, respectively)		347	376,822
Barclays Bank PLC, 0.35%, Open (r) (Purchased on 6/11/15 to be repurchased at GBP 6,992,396, collateralized by United Kingdom Gilt Inflation Linked Bond, 0.13% due at 3/22/44, par and fair value of GBP 5,344,000 and $10,494,386, respectively)	GBP	6,979	10,287,849
Barclays Bank PLC, 0.35%, Open (r) (Purchased on 8/11/15 to be repurchased at GBP 2,470,984, collateralized by United Kingdom Gilt Inflation Linked Bond, 0.13% due at 3/22/44, par and fair value of GBP 1,740,000 and $3,416,960, respectively)		2,468	3,637,690
Barclays Capital, Inc., 0.30%, 1/6/16 (Purchased on 12/30/15 to be repurchased at $2,307,005, collateralized by U.S. Treasury Notes, 1.38% due at 9/30/20, par and fair value of USD 2,342,000 and $2,301,563, respectively)	USD	2,307	2,306,870
Citigroup Global Markets Ltd., (0.75)%, Open (r) (Purchased on 10/29/15 to be repurchased at EUR 415,559, collateralized by EDP - Energias de Portugal SA, 5.38% due at 9/16/75, par and fair value of EUR 400,000 and $426,060, respectively)	EUR	416	452,176
Citigroup Global Markets, Inc., (0.25)%, Open (r) (Purchased on 10/07/15 to be repurchased at $332,114, collateralized by T-Mobile USA, Inc., 6.84% due at 4/28/23, par and fair value of USD 325,000 and $336,375, respectively)	USD	332	332,313
Citigroup Global Markets, Inc., 0.10%, Open (r) (Purchased on 1/16/15 to be repurchased at $2,806,426, collateralized by Calpine Corp., 5.88% due at 1/15/24, par and fair value of USD 2,645,000 and $2,711,125, respectively)		2,804	2,803,700
Citigroup Global Markets, Inc., 0.10%, Open (r) (Purchased on 11/24/15 to be repurchased at $1,625,167, collateralized by Freeport- McMoRan, Inc., 5.45% due at 3/15/43, par and fair value of USD 2,500,000 and $1,300,000, respectively)		1,625	1,625,000
Deutsche Bank Securities, Inc., 0.25%, 1/5/16 (Purchased on 12/03/15 to be repurchased at $8,009,424, collateralized by U.S. Treasury Strips, 0.00% due at 2/15/36, par and fair value of USD 13,601,000 and $7,860,616, respectively)		8,008	8,007,589
Deutsche Bank Securities, Inc., 0.42%, Open (r) (Purchased on 12/29/15 to be repurchased at $22,103,665, collateralized by U.S. Treasury Bonds, 3.00% due at 5/15/45, par and fair value of USD 21,857,000 and $21,757,114, respectively)		22,103	22,102,891

24	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued) (r)
J.P. Morgan Securities PLC, (1.10)%, Open (r) (Purchased on 9/25/15 to be repurchased at EUR 107,431, collateralized by Glencore Finance Europe SA, 5.25% due at 3/22/17, par and fair value of EUR 100,000 and $106,438, respectively)	EUR	108	$117,088
J.P. Morgan Securities PLC, (1.10)%, Open (r) (Purchased on 9/25/15 to be repurchased at EUR 214,863, collateralized by Glencore Finance Europe SA, 5.25% due at 3/22/17, par and fair value of EUR 200,000 and $212,875, respectively)		215	234,176
J.P. Morgan Securities PLC, (1.00)%, Open (r) (Purchased on 10/30/15 to be repurchased at EUR 173,876, collateralized by EDP Finance BV, 2.63% due at 1/18/22, par and fair value of EUR 160,000 and $173,411, respectively)		174	189,271
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.30%, 1/4/16 (Purchased on 12/30/15 to be repurchased at $58,244,128, collateralized by U.S. Treasury Notes, 2.00% due at 8/15/25, par and fair value of USD 59,354,600 and $57,873,050, respectively)	USD	58,242	58,241,701
RBC Capital Markets, LLC, 0.15%, Open (r) (Purchased on 12/17/15 to be repurchased at $2,475,144, collateralized by Exxon Mobil Corp., 2.71% due at 3/06/25, par and fair value of USD 2,500,000 and $2,444,603, respectively)		2,475	2,475,000
RBC Capital Markets, LLC, 0.15%, Open (r) (Purchased on 12/17/15 to be repurchased at $2,518,897, collateralized by Chevron Corp., 3.33% due at 11/17/25, par and fair value of USD 2,500,000 and $2,517,190, respectively)		2,519	2,518,750
RBC Capital Markets, LLC, 0.15%, Open (r) (Purchased on 12/17/15 to be repurchased at $2,531,398, collateralized by Caterpillar, Inc., 3.40% due at 5/15/24, par and fair value of USD 2,500,000 and $2,532,530, respectively)		2,531	2,531,250

			118,457,133
Money Market Funds		Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.23% (l)(s)		44,099,841	44,099,841
		Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.39% (l)(s)(t)	USD	17	17,160
Total Money Market Funds — 0.6%			44,117,001
Total Short-Term Securities (Cost — $163,355,365) — 2.1%			162,574,134

Options Purchased			Value
(Cost — $20,772,291) — 0.2%			$18,064,700
Total Investments Before TBA Sale Commitments, Options Written and Borrowed Bonds (Cost — $12,687,825,781*) — 161.1%			12,537,074,478

TBA Sale Commitments (o)		Par (000)	Value
Fannie Mae Mortgage-Backed Securities:
2.50%, 1/01/31	USD	263,037	(265,116,334)
3.00%, 1/01/31-1/01/46		824,322	(831,861,200)
3.50%, 1/01/31-1/01/46		1,451,196	(1,496,536,282)
4.00%, 1/01/46		226,303	(239,467,476)
4.50%, 1/01/46		159,263	(171,952,628)
5.00%, 1/01/46		19,349	(21,292,917)
5.50%, 1/01/46		600	(668,607)
6.00%, 1/01/46		7,800	(8,812,662)
Freddie Mac Mortgage-Backed Securities:
3.00%, 1/01/31		4,400	(4,534,084)
3.50%, 1/01/46		135,292	(139,152,233)
4.00%, 1/01/46		16,975	(17,932,163)
4.50%, 1/01/46		17,197	(18,525,468)
5.00%, 1/01/46		18,800	(20,527,177)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 1/15/46		135	(136,830)
3.50%, 1/15/46		125,848	(131,178,251)
4.00%, 1/15/46		9,400	(9,982,358)
Total TBA Sale Commitments (Proceeds — $3,378,085,232) — (43.4)%			(3,377,676,670)

Options Written
(Premiums Received — $15,162,308) — (0.2)%			(12,383,491)

Borrowed Bonds		Par (000)	Value
Corporate Bonds — (0.2)%
Calpine Corp., 5.88%, 1/15/24 (a)	USD	2,645	(2,711,125)
Caterpillar, Inc., 3.40%, 5/15/24		2,500	(2,532,530)
Chevron Corp., 3.33%, 11/17/25		2,500	(2,517,190)
EDP - Energias de Portugal SA, 5.38%, 9/16/75 (b)	EUR	400	(426,060)
EDP Finance BV, 2.63%, 1/18/22		160	(173,411)
Exxon Mobil Corp., 2.71%, 3/06/25	USD	2,500	(2,444,603)
Freeport-McMoRan, Inc., 5.45%, 3/15/43		2,500	(1,300,000)
Glencore Finance Europe SA, 5.25%, 3/22/17	EUR	300	(319,313)
SABMiller Holdings, Inc., 1.88%, 1/20/20		520	(588,068)

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2015	25

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Borrowed Bonds		Par (000)	Value
Corporate Bonds (continued)
T-Mobile USA, Inc., 6.84%, 4/28/23	USD	325	$(336,375)

			(13,348,675)
Foreign Government Obligations — (0.2)%
United Kingdom Gilt Inflation Linked Bond, 0.13%, 3/22/44	GBP	7,084	(13,911,346)
U.S. Treasury Obligations — (1.1)%
U.S. Treasury Bonds, 3.00%, 5/15/45	USD	21,857	(21,757,114)
U.S. Treasury Notes:
1.38%, 9/30/20		2,342	(2,301,563)
2.00%, 8/15/25		59,355	(57,873,050)

Borrowed Bonds		Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Strips, 0.00%, 2/15/36	USD	13,601	$(7,860,616)

			(89,792,343)
Total Borrowed Bonds (Proceeds — $118,517,445) — (1.5)%			(117,052,364)
Total Investments Net of TBA Sale Commitments, Options Written and Borrowed Bonds — 116.0%			9,029,961,953
Liabilities in Excess of Other Assets — (16.0)%			(1,246,006,890)

Net Assets — 100.0%			$7,783,955,063

Notes to Consolidated Schedule of Investments

*	As of period end, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$12,707,749,239

Gross unrealized appreciation	$36,626,281
Gross unrealized depreciation	(207,301,042)

Net unrealized depreciation	$(170,674,761)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(d)	Non-income producing security.

(e)	Security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(g)	Issuer filed for bankruptcy and/or is in default of interest payments.

(h)	Convertible security.

(i)	Perpetual security with no stated maturity date.

(j)	Zero-coupon bond.

(k)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(l)	During the period ended December 31, 2015, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Par/Shares Held at September 30, 2015	Par/Shares/ Beneficial Interest Purchased		Par/Shares Sold	Par/Shares Held at December 31, 2015	Value at December 31, 2015	Income	Realized Loss / Capital Gain
BlackRock Capital Finance LP, Series 1997-R2, Class AP	$7,237	—		$(217)	$7,020	$6,958	$253	$1
BlackRock Liquidity Funds, TempFund, Institutional Class	—	44,099,841	[1]	—	44,099,841	$44,099,841	$7,240	$645
BlackRock Liquidity Series, LLC, Money Market Series	—	$17,160	[1]	—	$17,160	$17,160	$32,720	—
iShares iBoxx $ High Yield Corporate Bond ETF	424,587	891,983		(171,383)	1,145,187	$92,279,168	$1,405,593	$(1,262,122)

[1]	Represents net shares/beneficial interest purchased.

(m)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

(n)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

26	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

(o)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$(198,824,017)	$82,358
BNP Paribas Securities Corp.	$(6,085,162)	$15,748
Citigroup Global Markets, Inc.	$53,573,318	$218,125
Credit Suisse Securities (USA) LLC	$(91,124,681)	$423,827
Deutsche Bank Securities, Inc.	$20,414,781	$9,849
Goldman Sachs & Co.	$(168,851,820)	$45,139
J.P. Morgan Securities LLC	$18,063,013	$(58,369)
Jefferies LLC	$(378,125)	$(1)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$(210,551,469)	$222,373
Morgan Stanley & Co. LLC	$(73,723,097)	$188,286
Nomura Securities International, Inc.	$(57,340,032)	$209,198
RBC Capital Markets, LLC	$(8,925,863)	$(26,255)
Wells Fargo Securities, LLC	$25,976,618	$(31,564)

(p)	All or a portion of security has been pledged as collateral in connection with outstanding borrowed bonds.

(q)	Certain agreements have no stated maturity and can be terminated by either party at any time.

(r)	The amount to be repurchased assumes the maturity will be the day after the period end.

(s)	Current yield as of period end.

(t)	Security was purchased with the cash collateral from loaned securities. The Master Portfolio may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Master Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
Citigroup Global Markets, Inc.	(5.50%)	10/29/15	Open	$134,000	$132,690	Corporate Bonds	Open/Demand[1]
Bank of Montreal	0.08%	11/16/15	Open	69,387,500	69,395,056	U.S. Treasury Obligations	Open/Demand[1]
Bank of Montreal	(0.05%)	11/18/15	Open	73,968,750	73,964,332	U.S. Treasury Obligations	Open/Demand[1]
BNP Paribas Securities Corp.	0.46%	11/18/15	Open	218,075,000	218,197,606	U.S. Treasury Obligations	Open/Demand[1]
Amherst Pierpont Securities LLC	(0.25%)	11/23/15	Open	54,793,750	54,778,910	U.S. Treasury Obligations	Open/Demand[1]
Barclays Capital, Inc.	(3.75%)	11/23/15	Open	1,647,000	1,640,481	Corporate Bonds	Open/Demand[1]
Barclays Capital, Inc.	(4.75%)	11/23/15	Open	349,375	347,623	Corporate Bonds	Open/Demand[1]
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.10%	12/01/15	1/05/16	89,100,000	89,108,168	U.S. Treasury Obligations	Up to 30 Days
Deutsche Bank Securities, Inc.	0.40%	12/03/15	1/05/16	7,810,644	7,813,421	U.S. Treasury Obligations	Up to 30 Days
Amherst Pierpont Securities LLC	0.25%	12/09/15	Open	49,312,500	49,321,404	U.S. Treasury Obligations	Open/Demand[1]
J.P. Morgan Securities LLC	0.62%	12/29/15	1/04/16	675,220,590	675,278,734	U.S. Treasury Obligations	Overnight
J.P. Morgan Securities LLC	0.75%	12/29/15	1/04/16	301,585,495	301,616,910	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.20%	12/29/15	1/04/16	67,673,392	67,675,272	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.50%	12/29/15	1/04/16	349,220,644	349,244,895	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.40%	12/29/15	1/04/16	108,075,000	108,081,004	U.S. Treasury Obligations	Overnight
Total				$2,066,353,640	$2,066,596,506

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2015	27

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Long/ (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
167	Euro-Bund 8.5 to 10.5-Year Bond Futures Put Options, Strike Price EUR 158	January 2016	USD	174,229	$(7,203)
860	Canadian Bankers Acceptance	March 2016	USD	154,145,227	19,700
80	E-Mini MSCI Emerging Markets Index Futures	March 2016	USD	3,150,000	(56,676)
170	Euro STOXX 50 Index	March 2016	USD	6,063,445	69,275
(422)	Euro-Bobl	March 2016	USD	59,926,687	518,232
(300)	Euro-Bund	March 2016	USD	51,486,138	(191,355)
(112)	Euro-OAT	March 2016	USD	18,263,582	52,414
(155)	Euro-Schatz	March 2016	USD	18,783,540	41,989
(98)	Long Gilt British	March 2016	USD	16,870,052	77,905
(71)	S&P 500 E-Mini Index	March 2016	USD	7,225,670	102,237
866	U.S. Treasury Bonds (30 Year)	March 2016	USD	133,147,500	806,626
(398)	U.S. Treasury Notes (10 Year)	March 2016	USD	50,110,688	210,117
1,949	U.S. Treasury Notes (2 Year)	March 2016	USD	423,389,799	(682,818)
(1,440)	U.S. Treasury Notes (5 Year)	March 2016	USD	170,381,251	320,123
141	U.S. Ultra Treasury Bonds	March 2016	USD	22,374,938	(72,950)
(69)	Brent Crude Oil Futures Put Options, Strike Price USD 30[1]	April 2016	USD	14,490	17,110
69	Brent Crude Oil Futures Put Options, Strike Price USD 35[1]	April 2016	USD	81,420	(15,080)
620	Euro Dollar (1 Year) Mid-Curve Options on 3-month LIBOR (Short Sterling) Futures	June 2016	USD	111,395	30,724
286	Euro Dollar Futures	September 2016	USD	70,738,525	(68,314)
(41)	Euro Dollar Futures	December 2016	USD	10,123,925	457
(286)	Euro Dollar Futures	September 2017	USD	70,316,675	78,261
(3,872)	Euro Dollar Futures	December 2017	USD	950,818,000	1,155,772
1,516	Euro Dollar Futures	September 2018	USD	371,306,300	(1,309,991)
(800)	Euro Dollar Futures	December 2018	USD	195,780,000	358,269
(1,516)	Euro Dollar Futures	September 2019	USD	370,320,900	810,509
Total					$2,265,333

[1]	All or a portion of security is held by a wholly owned subsidiary.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CLP	1,093,138,200	USD	1,540,000	Credit Suisse International	1/04/16	$2,006
USD	1,540,000	CLP	1,087,009,000	BNP Paribas S.A.	1/04/16	6,640
USD	2,227,200	ZAR	32,453,645	BNP Paribas S.A.	1/04/16	130,256
USD	1,484,800	ZAR	21,401,313	State Street Bank and Trust Co.	1/04/16	101,986
ZAR	53,618,726	USD	3,712,000	Deutsche Bank AG	1/04/16	(247,506)
BRL	3,512,174	USD	904,500	Goldman Sachs International	1/05/16	(18,372)
BRL	2,897,632	USD	736,000	Goldman Sachs International	1/05/16	(4,922)
BRL	6,121,536	USD	1,603,000	Morgan Stanley & Co. International PLC	1/05/16	(58,526)
BRL	4,437,369	USD	1,103,000	Royal Bank of Scotland PLC	1/05/16	16,556
BRL	3,397,302	USD	904,500	UBS AG	1/05/16	(47,355)
MXN	29,796,358	USD	1,797,021	Goldman Sachs International	1/05/16	(68,787)
USD	1,103,000	BRL	4,392,036	BNP Paribas S.A.	1/05/16	(5,118)
USD	736,000	BRL	2,920,890	BNP Paribas S.A.	1/05/16	(946)
USD	1,809,000	BRL	7,122,938	Deutsche Bank AG	1/05/16	11,870
USD	1,603,000	BRL	6,019,666	State Street Bank and Trust Co.	1/05/16	84,228

28	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,797,021	MXN	30,806,264	Goldman Sachs International	1/05/16	$10,211
EUR	5,791,000	USD	6,291,357	Goldman Sachs International	1/06/16	2,994
EUR	5,700,000	USD	6,182,049	Goldman Sachs International	1/06/16	13,392
USD	14,580	AUD	20,000	Royal Bank of Scotland PLC	1/06/16	11
USD	877,841	AUD	1,220,000	Standard Chartered Bank	1/06/16	(10,901)
USD	109,232	EUR	100,000	Goldman Sachs International	1/06/16	540
USD	313,776	EUR	287,000	Royal Bank of Scotland PLC	1/06/16	1,830
USD	278,555,559	EUR	262,985,000	UBS AG	1/06/16	(7,287,946)
USD	54,849,815	GBP	36,504,000	BNP Paribas S.A.	1/06/16	1,034,510
USD	625,531	HKD	4,849,000	State Street Bank and Trust Co.	1/06/16	(176)
USD	9,083,932	MXN	150,901,000	Société Générale	1/06/16	332,096
EUR	1,131,000	USD	1,245,407	Citibank N.A.	1/07/16	(16,070)
EUR	1,132,000	USD	1,242,142	Goldman Sachs International	1/07/16	(11,718)
EUR	1,130,000	USD	1,237,253	Royal Bank of Scotland PLC	1/07/16	(9,003)
USD	1,246,599	EUR	1,131,000	Goldman Sachs International	1/07/16	17,262
USD	143,886	JPY	17,682,000	Bank of America N.A.	1/07/16	(3,247)
USD	143,816	JPY	17,682,000	Morgan Stanley & Co. International PLC	1/07/16	(3,317)
USD	5,604,912	PLN	22,572,000	Citibank N.A.	1/07/16	(148,383)
EUR	2,824,337	PLN	12,182,885	State Street Bank and Trust Co.	1/08/16	(35,195)
MXN	38,841,143	USD	2,325,000	Goldman Sachs International	1/08/16	(72,658)
MXN	31,776,333	USD	1,840,000	Goldman Sachs International	1/08/16	2,664
TRY	4,600,438	USD	1,566,000	BNP Paribas S.A.	1/08/16	7,680
TRY	4,576,511	USD	1,566,000	Morgan Stanley & Co. International PLC	1/08/16	(505)
USD	1,567,000	TRY	4,571,249	Goldman Sachs International	1/08/16	3,305
USD	1,565,000	TRY	4,567,269	Royal Bank of Scotland PLC	1/08/16	2,667
MXN	20,739,839	USD	1,221,500	Morgan Stanley & Co. International PLC	1/11/16	(19,095)
TWD	85,196,760	USD	2,607,000	HSBC Bank PLC	1/11/16	(13,110)
USD	3,392,371	EUR	3,133,000	Goldman Sachs International	1/11/16	(13,376)
USD	3,402,379	EUR	3,133,000	Goldman Sachs International	1/11/16	(3,369)
USD	2,443,000	MXN	41,633,660	Goldman Sachs International	1/11/16	29,264
USD	2,607,000	TWD	86,187,420	JPMorgan Chase Bank N.A.	1/11/16	(17,052)
CHF	4,200,000	JPY	518,721,000	Bank of America N.A.	1/12/16	(121,299)
EUR	323,219	RUB	25,894,670	BNP Paribas S.A.	1/12/16	(2,159)
EUR	1,140,750	RUB	88,758,906	Deutsche Bank AG	1/12/16	28,316
EUR	1,958,281	RUB	153,020,097	Deutsche Bank AG	1/12/16	39,719
EUR	1,585,000	RUB	118,966,930	Deutsche Bank AG	1/12/16	98,839
EUR	1,521,000	RUB	117,040,950	JPMorgan Chase Bank N.A.	1/12/16	55,561
JPY	518,221,200	CHF	4,200,000	Citibank N.A.	1/12/16	117,140
JPY	272,249,820	USD	2,235,000	UBS AG	1/12/16	30,652
RUB	134,853,624	EUR	1,908,000	BNP Paribas S.A.	1/12/16	(233,076)
RUB	118,966,930	EUR	1,585,000	BNP Paribas S.A.	1/12/16	(98,839)
RUB	86,229,360	EUR	1,134,000	BNP Paribas S.A.	1/12/16	(55,512)
RUB	146,932,403	EUR	1,901,250	Deutsche Bank AG	1/12/16	(60,833)
RUB	56,960,000	USD	800,000	BNP Paribas S.A.	1/12/16	(22,357)
USD	2,235,000	JPY	269,682,028	Standard Chartered Bank	1/12/16	(9,283)
USD	800,000	RUB	56,752,000	Deutsche Bank AG	1/12/16	25,197

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2015	29

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TRY	16,928,934	USD	5,795,000	Morgan Stanley & Co. International PLC	1/14/16	$(14,419)
CAD	3,093,785	USD	2,216,500	BNP Paribas S.A.	1/15/16	19,451
CAD	3,043,702	USD	2,216,500	Royal Bank of Scotland PLC	1/15/16	(16,745)
COP	4,922,951,570	USD	1,471,000	Credit Suisse International	1/15/16	77,341
EUR	1,800,000	USD	1,922,305	Citibank N.A.	1/15/16	34,594
EUR	900,000	USD	979,690	Credit Suisse International	1/15/16	(1,240)
EUR	900,000	USD	961,750	HSBC Bank PLC	1/15/16	16,700
EUR	1,790,000	USD	1,983,696	JPMorgan Chase Bank N.A.	1/15/16	(37,669)
EUR	900,000	USD	986,303	JPMorgan Chase Bank N.A.	1/15/16	(7,853)
EUR	2,900,000	USD	3,158,677	JPMorgan Chase Bank N.A.	1/15/16	(5,896)
GBP	2,855,000	USD	4,326,436	UBS AG	1/15/16	(117,416)
MXN	24,624,846	USD	1,433,836	State Street Bank and Trust Co.	1/15/16	(6,621)
PLN	22,995,723	USD	5,798,238	Standard Chartered Bank	1/15/16	61,920
PLN	39,297,799	USD	9,941,783	Standard Chartered Bank	1/15/16	72,744
TRY	4,515,458	USD	1,513,000	Deutsche Bank AG	1/15/16	28,397
USD	1,471,000	COP	4,857,242,000	Credit Suisse International	1/15/16	(56,675)
USD	1,619,498	EUR	1,480,000	Citibank N.A.	1/15/16	10,492
USD	1,279,728	EUR	1,200,000	Morgan Stanley & Co. International PLC	1/15/16	(24,871)
USD	4,581,759	EUR	4,153,937	Royal Bank of Scotland PLC	1/15/16	65,741
USD	4,328,623	GBP	2,855,000	Citibank N.A.	1/15/16	119,603
USD	3,044,062	MXN	50,546,041	Morgan Stanley & Co. International PLC	1/15/16	114,497
USD	27,135,174	PLN	109,696,656	Citibank N.A.	1/15/16	(819,574)
USD	1,844,055	PLN	7,293,775	Goldman Sachs International	1/15/16	(14,668)
USD	1,513,000	TRY	4,573,655	Goldman Sachs International	1/15/16	(48,264)
USD	2,048,750	ZAR	32,344,641	JPMorgan Chase Bank N.A.	1/15/16	(36,837)
EUR	1,521,000	RUB	118,014,390	Deutsche Bank AG	1/18/16	45,232
RUB	119,185,560	EUR	1,521,000	Deutsche Bank AG	1/18/16	(29,270)
EUR	1,673,700	RUB	118,317,200	Deutsche Bank AG	1/19/16	207,626
MXN	25,491,600	USD	1,500,000	Deutsche Bank AG	1/19/16	(22,989)
MXN	38,371,242	USD	2,252,000	Goldman Sachs International	1/19/16	(28,729)
MXN	31,941,714	USD	1,876,000	Goldman Sachs International	1/19/16	(25,263)
MXN	19,160,512	USD	1,103,500	Goldman Sachs International	1/19/16	6,681
MXN	19,173,397	USD	1,103,500	Goldman Sachs International	1/19/16	7,427
RUB	118,318,874	EUR	1,673,700	BNP Paribas S.A.	1/19/16	(207,603)
USD	1,103,000	COP	3,665,710,200	Credit Suisse International	1/19/16	(49,437)
USD	3,237,389	EUR	2,965,000	JPMorgan Chase Bank N.A.	1/19/16	13,616
USD	2,207,000	MXN	38,407,353	Goldman Sachs International	1/19/16	(18,363)
MXN	71,090,172	USD	4,175,242	State Street Bank and Trust Co.	1/20/16	(56,508)
MXN	43,493,326	USD	2,496,601	State Street Bank and Trust Co.	1/20/16	23,261
USD	2,496,601	MXN	43,351,986	JPMorgan Chase Bank N.A.	1/20/16	(15,072)
USD	6,554,966	MXN	110,343,015	Royal Bank of Scotland PLC	1/20/16	162,049
CLP	767,536,000	USD	1,100,000	Credit Suisse International	1/21/16	(19,542)
CLP	771,353,000	USD	1,100,000	Credit Suisse International	1/21/16	(14,168)
COP	2,355,904,094	USD	753,889	Goldman Sachs International	1/21/16	(13,388)
USD	2,200,000	CLP	1,572,890,000	Credit Suisse International	1/21/16	(14,153)
USD	753,889	COP	2,511,039,436	Credit Suisse International	1/21/16	(35,373)

30	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	235,998,777	USD	1,948,000	JPMorgan Chase Bank N.A.	1/22/16	$16,395
USD	1,948,000	KRW	2,303,412,600	HSBC Bank PLC	1/22/16	(15,219)
MXN	89,598,939	USD	5,220,443	Citibank N.A.	1/26/16	(31,689)
RUB	25,999,716	EUR	323,219	BNP Paribas S.A.	1/26/16	2,079
USD	2,293,205	MXN	39,224,460	Citibank N.A.	1/26/16	21,682
USD	2,292,990	MXN	39,228,644	Morgan Stanley & Co. International PLC	1/26/16	21,225
BRL	4,414,206	USD	1,103,000	Goldman Sachs International	2/02/16	(313)
TRY	42,750,000	USD	16,327,388	Deutsche Bank AG	2/02/16	(1,810,932)
TRY	32,390,000	USD	12,357,407	Deutsche Bank AG	2/02/16	(1,358,857)
USD	1,103,000	BRL	4,483,033	Royal Bank of Scotland PLC	2/02/16	(16,881)
USD	1,663,584	EUR	1,568,799	Morgan Stanley & Co. International PLC	2/02/16	(42,738)
USD	3,624,884	TRY	10,283,432	Deutsche Bank AG	2/02/16	132,977
USD	22,857,746	TRY	64,856,568	Deutsche Bank AG	2/02/16	834,646
USD	2,296,126	MXN	39,288,199	Morgan Stanley & Co. International PLC	2/03/16	22,243
RUB	100,801,572	USD	1,436,063	BNP Paribas S.A.	2/09/16	(70,296)
USD	1,966,759	RUB	138,052,729	BNP Paribas S.A.	2/09/16	96,274
MXN	24,670,912	USD	1,446,893	State Street Bank and Trust Co.	2/10/16	(19,732)
USD	6,672,643	MXN	113,225,242	Goldman Sachs International	2/10/16	122,799
CNY	51,708,000	USD	8,000,000	HSBC Bank PLC	2/16/16	(61,205)
USD	3,846,154	CNY	24,980,769	Standard Chartered Bank	2/16/16	10,825
USD	4,153,846	CNY	26,983,385	Standard Chartered Bank	2/16/16	11,053
CNY	27,955,200	USD	4,200,000	HSBC Bank PLC	2/26/16	89,177
CNY	19,741,500	USD	3,000,000	JPMorgan Chase Bank N.A.	2/26/16	28,946
USD	3,000,000	CNY	19,741,500	HSBC Bank PLC	2/26/16	(28,946)
USD	2,907,692	CNY	19,129,708	HSBC Bank PLC	2/26/16	(27,386)
USD	1,292,308	CNY	8,564,123	HSBC Bank PLC	2/26/16	(21,689)
CNH	101,656,000	USD	15,520,000	Bank of America N.A.	3/02/16	(190,284)
USD	15,520,000	CNH	101,656,000	Standard Chartered Bank	3/02/16	190,284
CNY	18,361,000	USD	2,800,000	HSBC Bank PLC	3/10/16	14,766
USD	2,800,000	CNY	18,362,400	JPMorgan Chase Bank N.A.	3/10/16	(14,981)
CNY	18,845,213	USD	2,857,500	Bank of America N.A.	3/15/16	30,567
CNY	18,883,789	USD	2,857,500	HSBC Bank PLC	3/15/16	36,479
AUD	1,480,000	MXN	18,566,985	Deutsche Bank AG	3/16/16	3,013
AUD	3,120,000	MXN	39,202,488	Goldman Sachs International	3/16/16	2,816
AUD	1,940,000	USD	1,390,110	Morgan Stanley & Co. International PLC	3/16/16	18,192
AUD	2,260,000	USD	1,616,998	Morgan Stanley & Co. International PLC	3/16/16	23,601
CAD	2,860,000	MXN	35,774,224	HSBC Bank PLC	3/16/16	3,082
CAD	5,407,880	USD	4,000,000	Goldman Sachs International	3/16/16	(90,926)
CAD	5,725,227	USD	4,140,000	Royal Bank of Canada	3/16/16	(1,533)
CHF	3,105,816	EUR	2,855,000	Goldman Sachs International	3/16/16	2,322
CHF	2,000,000	JPY	244,210,800	JPMorgan Chase Bank N.A.	3/16/16	(32,281)
CHF	4,200,000	JPY	504,994,140	JPMorgan Chase Bank N.A.	3/16/16	(2,366)
EUR	4,200,000	CHF	4,546,752	Bank of America N.A.	3/16/16	18,846
EUR	2,855,000	CHF	3,087,226	Citibank N.A.	3/16/16	16,301

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2015	31

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	2,800,000	JPY	366,539,600	BNP Paribas S.A.	3/16/16	$(6,498)
EUR	4,085,000	PLN	17,708,884	Morgan Stanley & Co. International PLC	3/16/16	(59,560)
EUR	1,250,000	USD	1,359,563	BNP Paribas S.A.	3/16/16	1,559
EUR	4,440,000	USD	4,827,967	Deutsche Bank AG	3/16/16	6,737
EUR	2,865,000	USD	3,119,482	Goldman Sachs International	3/16/16	209
EUR	2,890,000	USD	3,143,366	HSBC Bank PLC	3/16/16	3,547
EUR	1,060,000	USD	1,157,732	UBS AG	3/16/16	(3,501)
GBP	4,150,000	USD	6,207,130	HSBC Bank PLC	3/16/16	(88,412)
GBP	2,855,000	USD	4,276,570	HSBC Bank PLC	3/16/16	(67,187)
GBP	2,000,000	USD	3,014,338	HSBC Bank PLC	3/16/16	(65,558)
GBP	2,075,000	USD	3,123,503	Morgan Stanley & Co. International PLC	3/16/16	(64,144)
JPY	244,134,400	CHF	2,000,000	Morgan Stanley & Co. International PLC	3/16/16	31,644
JPY	366,184,000	EUR	2,800,000	Citibank N.A.	3/16/16	3,533
JPY	513,723,000	USD	4,200,000	Bank of America N.A.	3/16/16	82,306
JPY	516,971,322	USD	4,200,000	BNP Paribas S.A.	3/16/16	109,383
JPY	346,999,796	USD	2,860,000	Citibank N.A.	3/16/16	32,530
JPY	393,440,576	USD	3,200,000	Citibank N.A.	3/16/16	79,652
JPY	515,449,452	USD	4,200,000	Goldman Sachs International	3/16/16	96,697
JPY	194,730,702	USD	1,590,000	HSBC Bank PLC	3/16/16	33,241
JPY	499,153,263	USD	4,105,000	Morgan Stanley & Co. International PLC	3/16/16	55,855
JPY	4,606,706,607	USD	38,020,000	Morgan Stanley & Co. International PLC	3/16/16	380,706
JPY	4,599,477,104	USD	38,020,000	Royal Bank of Scotland PLC	3/16/16	320,442
JPY	499,314,990	USD	4,145,000	UBS AG	3/16/16	17,203
MXN	36,727,314	AUD	3,000,000	Goldman Sachs International	3/16/16	(58,529)
MXN	19,913,373	AUD	1,600,000	Morgan Stanley & Co. International PLC	3/16/16	(12,434)
MXN	19,568,631	CAD	1,590,000	Goldman Sachs International	3/16/16	(20,169)
MXN	15,603,026	CAD	1,270,000	Goldman Sachs International	3/16/16	(17,683)
MXN	44,325,277	CAD	3,535,000	Goldman Sachs International	3/16/16	2,412
MXN	5,528,228	CAD	435,000	Goldman Sachs International	3/16/16	4,553
MXN	27,682,154	USD	1,585,000	BNP Paribas S.A.	3/16/16	12,329
MXN	22,192,200	USD	1,270,000	Morgan Stanley & Co. International PLC	3/16/16	10,545
MXN	70,595,624	USD	4,140,000	Royal Bank of Scotland PLC	3/16/16	(66,456)
PLN	6,849,752	EUR	1,585,000	JPMorgan Chase Bank N.A.	3/16/16	17,667
PLN	10,851,350	EUR	2,500,000	JPMorgan Chase Bank N.A.	3/16/16	39,912
USD	3,007,649	AUD	4,200,000	JPMorgan Chase Bank N.A.	3/16/16	(41,252)
USD	4,140,000	CAD	5,698,939	Goldman Sachs International	3/16/16	20,535
USD	4,000,000	CAD	5,360,748	HSBC Bank PLC	3/16/16	124,995
USD	37,805,305	EUR	34,780,000	Deutsche Bank AG	3/16/16	(66,545)
USD	2,945,978	EUR	2,750,000	Goldman Sachs International	3/16/16	(48,490)
USD	4,533,963	EUR	4,140,000	Goldman Sachs International	3/16/16	25,928
USD	3,114,619	EUR	2,865,000	TD Securities, Inc.	3/16/16	(5,072)
USD	2,939,462	EUR	2,750,000	UBS AG	3/16/16	(55,006)
USD	4,274,430	GBP	2,840,000	Bank of America N.A.	3/16/16	87,163
USD	22,576	GBP	15,000	BNP Paribas S.A.	3/16/16	460

32	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,119,560	GBP	2,075,000	Citibank N.A.	3/16/16	$60,201
USD	3,025,459	GBP	2,000,000	Citibank N.A.	3/16/16	76,680
USD	7,237,186	GBP	4,779,000	Goldman Sachs International	3/16/16	191,077
USD	6,239,344	GBP	4,150,000	Morgan Stanley & Co. International PLC	3/16/16	120,626
USD	5,775,000	JPY	698,913,600	Bank of America N.A.	3/16/16	(51,022)
USD	2,869,615	JPY	346,646,622	Bank of America N.A.	3/16/16	(19,971)
USD	4,200,000	JPY	511,690,620	Barclays Bank PLC	3/16/16	(65,364)
USD	4,200,000	JPY	517,170,906	BNP Paribas S.A.	3/16/16	(111,047)
USD	15,000	JPY	1,815,375	BNP Paribas S.A.	3/16/16	(133)
USD	3,200,000	JPY	393,411,200	Citibank N.A.	3/16/16	(79,407)
USD	4,105,000	JPY	495,987,528	HSBC Bank PLC	3/16/16	(29,466)
USD	76,040,000	JPY	9,196,634,988	Morgan Stanley & Co. International PLC	3/16/16	(621,551)
USD	1,275,385	JPY	153,886,887	Royal Bank of Scotland PLC	3/16/16	(7,390)
USD	2,860,000	JPY	347,716,226	TD Securities, Inc.	3/16/16	(38,502)
USD	4,140,000	MXN	71,398,440	Goldman Sachs International	3/16/16	20,132
USD	1,270,000	MXN	21,891,328	HSBC Bank PLC	3/16/16	6,816
USD	1,585,000	MXN	27,321,152	Morgan Stanley & Co. International PLC	3/16/16	8,501
USD	38,464,000	CNH	253,804,704	Standard Chartered Bank	6/01/16	535,146
USD	25,316,000	SAR	96,555,224	BNP Paribas S.A.	11/23/16	(127,907)
USD	25,703,333	SAR	97,981,107	Citibank N.A.	11/23/16	(116,317)
USD	19,029,000	SAR	72,319,715	Citibank N.A.	11/23/16	(28,447)
Total						$(8,673,615)

Interest Indexed Caps Purchased

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Received	Unrealized Depreciation
10Y-2Y CMS Index Cap[1]	1.30%	Bank of America N.A.	10/20/16	USD	187,100	$66,708	$193,782	$(127,074)

[1]	Fund pays the upfront premium and receives the greater of the exercise rate minus the difference of the 10-year CMS Index and 2-year CMS Index.

Exchange-Traded Options Purchased

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Barrick Gold Corp.	Call	1/15/16	USD	20.00	2,000	$2,000
Barrick Gold Corp.	Call	1/15/16	USD	12.00	627	627
E-Mini S&P 500 Index Futures	Call	1/15/16	USD	2,115.00	60	3,450
iShares iBoxx $ High Yield Corporate Bond ETF	Call	1/15/16	USD	81.00	3,824	217,968
iShares iBoxx $ High Yield Corporate Bond ETF	Call	1/15/16	USD	82.00	3,824	78,392
iShares iBoxx $ High Yield Corporate Bond ETF	Call	1/15/16	USD	85.00	471	2,826
iShares iBoxx $ High Yield Corporate Bond ETF	Call	1/15/16	USD	86.00	306	1,530
U.S. Oil Fund LP ETF[1]	Call	1/15/16	USD	20.00	3,803	3,803
U.S. Oil Fund LP ETF[1]	Call	1/15/16	USD	18.00	3,803	3,803
U.S. Treasury Notes (5 Year) Futures	Call	1/22/16	USD	119.00	170	21,250
U.S. Treasury Notes (5 Year) Futures	Call	2/19/16	USD	119.00	118	31,344
SPDR Gold Trust ETF[1]	Call	3/31/16	USD	118.00	274	4,932
CBOE Volatility Index	Put	1/06/16	USD	16.00	798	27,930

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2015	33

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Euro Dollar 90-Day Futures	Put	1/15/16	USD	98.63	832	$109,200
S&P 500 Index	Put	1/15/16	USD	2,070.00	31	119,040
S&P 500 Index	Put	1/15/16	USD	2,020.00	24	41,760
S&P 500 Index	Put	1/15/16	USD	2,050.00	21	59,220
Euro Dollar 90-Day Futures	Put	3/11/16	USD	98.38	7,797	536,044
Total						$1,265,119

[1]	All or a portion of security is held by a wholly owned subsidiary.

OTC Barrier Options Purchased

Description	Type of Options	Counterparty	Expiration Date	Strike Price		Barrier Price/Range		Notional Amount (000)		Value
EUR Currency	Down-and-In	Deutsche Bank AG	01/11/16	USD	1.07	USD	1.05	EUR	20,000	$2
EUR Currency	One-Touch	BNP Paribas S.A.	01/19/16	USD	1.07			EUR	300	71,286
Total										$71,288

OTC Options Purchased

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
USD Currency	Call	Bank of America N.A.	1/07/16	JPY	123.00	USD	11,371	$338
USD Currency	Call	BNP Paribas S.A.	1/07/16	JPY	124.00	USD	15,785	38
USD Currency	Call	Morgan Stanley Capital Services LLC	1/07/16	MXN	17.15	USD	3,329	32,037
EUR Currency	Call	Deutsche Bank AG	1/08/16	PLN	4.40	EUR	15,770	4,895
EUR Currency	Call	JPMorgan Chase Bank N.A.	1/08/16	HUF	315.00	EUR	16,000	101,308
EUR Currency	Call	JPMorgan Chase Bank N.A.	1/08/16	PLN	4.32	EUR	15,770	52,328
EUR Currency	Call	Deutsche Bank AG	1/11/16	RUB	78.50	EUR	4,845	101,582
USD Currency	Call	Morgan Stanley & Co. International PLC	1/20/16	BRL	4.05	USD	2,339	44,639
USD Currency	Call	BNP Paribas S.A.	1/22/16	RUB	73.00	USD	4,000	86,726
EUR Currency	Call	Deutsche Bank AG	2/01/16	RUB	75.00	EUR	3,199	227,310
USD Currency	Call	Bank of America N.A.	2/05/16	CNY	6.70	USD	16,000	44,128
USD Currency	Call	Deutsche Bank AG	2/05/16	CNY	6.45	USD	16,000	326,802
USD Currency	Call	HSBC Bank PLC	2/05/16	CNY	6.70	USD	8,000	22,064
EUR Currency	Call	HSBC Bank PLC	2/12/16	AUD	1.60	EUR	15,000	34,485
JPY Currency	Call	HSBC Bank PLC	2/16/16	KRW	9.85	JPY	717,000	71,126
EUR Currency	Call	BNP Paribas S.A.	2/18/16	USD	1.09	EUR	4,930	69,808
EUR Currency	Call	Deutsche Bank AG	2/22/16	USD	1.15	EUR	5,680	6,554
USD Currency	Call	Bank of America N.A.	2/29/16	CNH	6.55	USD	77,630	1,347,649
EUR Currency	Call	Deutsche Bank AG	3/03/16	USD	1.08	EUR	149,737	3,048,766
USD Currency	Call	JPMorgan Chase Bank N.A.	3/07/16	CAD	1.35	USD	4,433	147,337
JPY Currency	Call	BNP Paribas S.A.	3/09/16	KRW	9.70	JPY	288,508	54,035
JPY Currency	Call	HSBC Bank PLC	3/17/16	KRW	9.85	JPY	1,075,500	153,770
USD Currency	Call	Bank of America N.A.	5/20/16	SGD	1.43	USD	9,600	154,762
USD Currency	Call	BNP Paribas S.A.	5/20/16	TWD	32.60	USD	9,600	212,850
USD Currency	Call	Deutsche Bank AG	5/23/16	CNH	6.53	USD	38,455	1,165,486
USD Currency	Call	Standard Chartered Bank	6/17/16	CNY	6.60	USD	23,810	599,079
USD Currency	Call	HSBC Bank PLC	8/09/16	CHF	1.05	USD	19,215	233,693
USD Currency	Call	Royal Bank of Scotland PLC	8/09/16	CHF	1.04	USD	38,120	519,907
USD Currency	Call	BNP Paribas S.A.	8/15/16	SAR	3.79	USD	26,190	282,530
USD Currency	Call	BNP Paribas S.A.	8/16/16	SAR	3.78	USD	37,400	440,018
USD Currency	Call	Citibank N.A.	8/16/16	SAR	3.78	USD	37,440	440,489
USD Currency	Call	Deutsche Bank AG	9/06/16	CHF	1.03	USD	20,000	364,982

34	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
USD Currency	Call	BNP Paribas S.A.	9/20/16	SAR	3.77	USD	8,000	$117,526
EUR Currency	Call	HSBC Bank PLC	9/27/16	CHF	1.15	EUR	12,000	80,946
USD Currency	Call	Deutsche Bank AG	12/05/16	CHF	1.04	USD	38,800	755,622
USD Currency	Call	Deutsche Bank AG	12/05/16	CHF	1.04	USD	19,400	377,811
USD Currency	Call	Deutsche Bank AG	12/06/16	CHF	1.05	USD	20,000	343,430
EUR Currency	Put	BNP Paribas S.A.	1/05/16	USD	1.03	EUR	7,940	1
GBP Currency	Put	JPMorgan Chase Bank N.A.	1/08/16	USD	1.48	GBP	15,780	153,578
EUR Currency	Put	Citibank N.A.	1/11/16	USD	1.06	EUR	20,000	10,583
EUR Currency	Put	Deutsche Bank AG	1/11/16	PLN	4.20	EUR	4,790	864
EUR Currency	Put	JPMorgan Chase Bank N.A.	1/11/16	USD	1.08	EUR	20,000	76,747
EUR Currency	Put	Deutsche Bank AG	1/15/16	PLN	4.23	EUR	3,530	2,587
EUR Currency	Put	JPMorgan Chase Bank N.A.	1/15/16	USD	1.11	EUR	8,940	221,323
EUR Currency	Put	JPMorgan Chase Bank N.A.	1/21/16	PLN	4.20	EUR	6,090	3,481
EUR Currency	Put	Deutsche Bank AG	2/01/16	RUB	69.00	EUR	3,199	797
USD Currency	Put	Citibank N.A.	2/09/16	JPY	121.50	USD	3,678	58,844
AUD Currency	Put	JPMorgan Chase Bank N.A.	2/15/16	MXN	11.80	AUD	20,030	15,238
AUD Currency	Put	Morgan Stanley & Co. International PLC	2/15/16	MXN	12.00	AUD	20,030	33,982
EUR Currency	Put	Barclays Bank PLC	2/22/16	USD	1.02	EUR	11,360	13,996
EUR Currency	Put	Deutsche Bank AG	3/03/16	USD	1.08	EUR	149,737	2,231,857
EUR Currency	Put	Deutsche Bank AG	4/11/16	USD	1.05	EUR	20,000	191,126
EUR Currency	Put	JPMorgan Chase Bank N.A.	4/11/16	USD	1.07	EUR	20,000	303,685
CHF Currency	Put	Bank of America N.A.	6/17/16	JPY	122.00	CHF	24,000	796,287
GBP Currency	Put	Deutsche Bank AG	6/17/16	USD	1.45	GBP	15,920	445,076
Total								$16,626,908

OTC Interest Rate Swaptions Purchased

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	2.00%	Receive	3-month LIBOR	1/19/16	USD	166,060	$101,385
Total									$101,385

OTC Barrier Options Written

Description	Type of Options	Counterparty	Expiration Date	Strike Price		Barrier Price		Notional Amount (000)		Value
EUR Currency	Down-and-In	Citibank N.A.	01/11/16	USD	1.07	USD	1.05	EUR	20,000		$(2)

Exchange-Traded Options Written

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
iShares iBoxx $ High Yield Corporate Bond ETF	Call	1/15/16	USD	84.00	5,736	$(34,416)
iShares iBoxx $ High Yield Corporate Bond ETF	Call	1/15/16	USD	83.00	5,736	(40,152)
Total						$(74,568)

OTC Options Written

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
USD Currency	Call	Bank of America N.A.	1/07/16	JPY	124.00	USD	15,785	$(38)
EUR Currency	Call	Deutsche Bank AG	1/08/16	PLN	4.32	EUR	15,770	(52,328)

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2015	35

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
EUR Currency	Call	JPMorgan Chase Bank N.A.	1/08/16	PLN	4.40	EUR	15,770	$(4,895)
EUR Currency	Call	JPMorgan Chase Bank N.A.	1/08/16	HUF	318.00	EUR	20,000	(36,528)
EUR Currency	Call	Deutsche Bank AG	1/11/16	PLN	4.30	EUR	4,790	(32,199)
EUR Currency	Call	Deutsche Bank AG	1/11/16	RUB	74.00	EUR	4,845	(361,721)
EUR Currency	Call	Deutsche Bank AG	1/15/16	PLN	4.32	EUR	3,530	(18,268)
EUR Currency	Call	Deutsche Bank AG	1/15/16	RUB	71.00	EUR	3,985	(465,906)
USD Currency	Call	Morgan Stanley & Co. International PLC	1/20/16	BRL	4.25	USD	2,339	(13,697)
USD Currency	Call	BNP Paribas S.A.	1/22/16	RUB	69.00	USD	4,000	(250,473)
EUR Currency	Call	Deutsche Bank AG	2/01/16	RUB	72.50	EUR	3,199	(326,741)
USD Currency	Call	Deutsche Bank AG	2/05/16	CNY	6.70	USD	24,000	(71,712)
USD Currency	Call	Standard Chartered Bank	2/05/16	CNY	6.45	USD	16,000	(304,658)
EUR Currency	Call	BNP Paribas S.A.	2/12/16	AUD	1.60	EUR	15,000	(34,485)
JPY Currency	Call	HSBC Bank PLC	2/16/16	KRW	10.15	JPY	717,000	(28,722)
EUR Currency	Call	Barclays Bank PLC	2/22/16	USD	1.15	EUR	5,680	(6,554)
USD Currency	Call	Bank of America N.A.	2/29/16	CNH	6.88	USD	77,630	(232,665)
EUR Currency	Call	BNP Paribas S.A.	3/03/16	USD	1.08	EUR	149,737	(3,048,765)
JPY Currency	Call	BNP Paribas S.A.	3/09/16	KRW	10.10	JPY	288,508	(20,756)
JPY Currency	Call	HSBC Bank PLC	3/17/16	KRW	10.15	JPY	1,075,500	(79,031)
USD Currency	Call	Bank of America N.A.	5/20/16	SGD	1.50	USD	11,905	(54,011)
USD Currency	Call	BNP Paribas S.A.	5/20/16	TWD	34.20	USD	11,905	(76,630)
USD Currency	Call	Deutsche Bank AG	5/23/16	CNH	6.85	USD	49,990	(525,110)
USD Currency	Call	Deutsche Bank AG	6/01/16	CNH	6.90	USD	38,464	(372,924)
USD Currency	Call	Standard Chartered Bank	6/17/16	CNY	6.80	USD	23,810	(322,023)
USD Currency	Call	UBS AG	8/09/16	CHF	1.05	USD	19,215	(233,693)
USD Currency	Call	UBS AG	8/09/16	CHF	1.04	USD	38,120	(519,907)
USD Currency	Call	Deutsche Bank AG	9/06/16	CHF	1.08	USD	20,000	(170,660)
EUR Currency	Call	Deutsche Bank AG	9/27/16	CHF	1.15	EUR	12,000	(80,946)
USD Currency	Call	Deutsche Bank AG	12/05/16	CHF	1.10	USD	19,400	(177,052)
USD Currency	Call	Deutsche Bank AG	12/05/16	CHF	1.10	USD	38,800	(354,104)
USD Currency	Call	Deutsche Bank AG	12/06/16	CHF	1.10	USD	20,000	(183,120)
GBP Currency	Put	Deutsche Bank AG	1/08/16	USD	1.48	GBP	15,780	(153,578)
EUR Currency	Put	BNP Paribas S.A.	1/11/16	USD	1.08	EUR	20,000	(76,747)
EUR Currency	Put	JPMorgan Chase Bank N.A.	1/11/16	USD	1.06	EUR	20,000	(10,583)
EUR Currency	Put	Deutsche Bank AG	1/15/16	PLN	4.12	EUR	3,530	(75)
EUR Currency	Put	Deutsche Bank AG	2/01/16	RUB	72.00	EUR	3,199	(3,847)
AUD Currency	Put	Goldman Sachs International	2/15/16	MXN	12.00	AUD	20,030	(33,982)
AUD Currency	Put	Morgan Stanley & Co. International PLC	2/15/16	MXN	11.80	AUD	20,030	(15,238)
EUR Currency	Put	Deutsche Bank AG	2/22/16	USD	1.02	EUR	11,360	(13,996)
EUR Currency	Put	BNP Paribas S.A.	3/03/16	USD	1.08	EUR	149,737	(2,231,857)
CAD Currency	Put	Goldman Sachs International	3/08/16	MXN	12.10	CAD	8,210	(29,893)
EUR Currency	Put	Deutsche Bank AG	4/11/16	USD	1.07	EUR	20,000	(303,685)
EUR Currency	Put	JPMorgan Chase Bank N.A.	4/11/16	USD	1.05	EUR	20,000	(191,126)
CHF Currency	Put	Bank of America N.A.	6/17/16	JPY	118.00	CHF	24,000	(422,358)
GBP Currency	Put	Bank of America N.A.	6/17/16	USD	1.40	GBP	7,960	(120,545)
GBP Currency	Put	Deutsche Bank AG	6/17/16	USD	1.40	GBP	15,920	(241,089)
Total								$(12,308,921)

36	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Centrally Cleared Credit Default Swaps — Buy Protection

Index	Pay Fixed Rate	Expiration Date	Notional Amount (000)		Unrealized Appreciation
iTraxx Crossover Series 22 Version 1	5.00%	12/20/19	EUR	14,900	$1,296,952
iTraxx Crossover Series 24 Version 1	5.00%	12/20/20	EUR	9,450	76,907
Total					$1,373,859

Centrally Cleared Credit Default Swaps — Sell Protection

Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
iTraxx Crossover Series 21 Version 1	5.00%	6/20/19	BB-	EUR	3,080	$ (78,915)
iTraxx Europe Series 21 Version 1	1.00%	6/20/19	BBB+	EUR	1,445	1,041
iTraxx Crossover Series 23 Version 1	5.00%	6/20/20	B+	EUR	9,140	(32,849)
iTraxx Europe Series 23 Version 1	1.00%	6/20/20	BBB+	EUR	2,628	(15,614)
CDX.NA.HY Series 25 Version 1	5.00%	12/20/20	B+	USD	35,190	(742,801)
Total						$(869,138)

[1]	Using S&P’s rating of the underlying securities of the index.

[2]	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.65%[1]	3-month LIBOR	N/A	11/26/16	USD	12,695	$ 26,197
1.26%[1]	3-month LIBOR	1/12/16[2]	1/12/17	USD	283,520	(1,044,377)
2.13%[3]	3-month LIBOR	N/A	8/25/25	USD	2,360	9,986
2.27%[1]	3-month LIBOR	N/A	9/11/25	USD	1,800	(29,115)
Total						$(1,037,309)

[1]	Master Portfolio pays the fixed rate and receives the floating rate.

[2]	Forward swap.

[3]	Master Portfolio pays the floating rate and receives the fixed rate.

OTC Credit Default Swaps — Buy Protection

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Banca Monte dei Paschi di Siena SpA	5.00%	Deutsche Bank AG	12/20/16	EUR	750	$(16,721)	$ 40,864	$(57,585)
Transocean, Inc.	1.00%	Goldman Sachs Bank USA	12/20/16	USD	5,750	(50,383)	(10,582)	(39,801)
Banca Monte dei Paschi di Siena SpA	5.00%	JPMorgan Chase Bank N.A.	3/20/17	EUR	3,800	(100,694)	174,460	(275,154)
Republic of Ireland	1.00%	Citibank N.A.	3/20/17	USD	2,000	(22,794)	90,854	(113,648)
CDX.NA.IG Series 18 Version 1	1.00%	Credit Suisse International	6/20/17	USD	103,800	(1,006,350)	(3,600)	(1,002,750)
Energias de Portugal SA	5.00%	Citibank N.A.	9/20/17	EUR	809	(66,166)	(85,189)	19,023
Volkswagen AG	1.00%	JPMorgan Chase Bank N.A.	12/20/17	EUR	370	2,323	4,323	(2,000)
Volkswagen AG	1.00%	JPMorgan Chase Bank N.A.	12/20/17	EUR	370	2,323	4,478	(2,155)
Volkswagen AG	1.00%	Morgan Stanley & Co. International PLC	12/20/17	EUR	740	4,647	7,240	(2,593)
Republic of Italy	1.00%	Barclays Bank PLC	3/20/18	USD	6,000	(68,131)	162,714	(230,845)
iTraxx Europe Series 9 3-6%	5.00%	Citibank N.A.	6/20/18	EUR	3,780	(264,154)	269,830	(533,984)
Republic of France	0.25%	Barclays Bank PLC	6/20/18	USD	2,530	(10,375)	22,380	(32,755)
Republic of France	0.25%	Citibank N.A.	6/20/18	USD	2,740	(11,236)	27,451	(38,687)
Republic of France	0.25%	JPMorgan Chase Bank N.A.	6/20/18	USD	2,735	(11,216)	21,038	(32,254)
Abengoa SA	5.00%	BNP Paribas S.A.	9/20/18	EUR	145	148,671	123,642	25,029

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2015	37

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bayerische Motoren Werke AG	1.00%	Citibank N.A.	12/20/18	EUR	900	$(14,524)	$ (491)	$ (14,033)
iTraxx Financials Series 20 Version 1	1.00%	Barclays Bank PLC	12/20/18	EUR	1,450	(25,882)	(5,860)	(20,022)
iTraxx Financials Series 20 Version 1	1.00%	Citibank N.A.	12/20/18	EUR	3,120	(55,693)	(12,361)	(43,332)
Federative Republic of Brazil	1.00%	Bank of America N.A.	6/20/19	USD	1,187	126,224	32,220	94,004
Federative Republic of Brazil	1.00%	Citibank N.A.	6/20/19	USD	1,155	122,821	36,457	86,364
GDF Suez	1.00%	Bank of America N.A.	6/20/19	EUR	795	(16,336)	(18,757)	2,421
GDF Suez	1.00%	Citibank N.A.	6/20/19	EUR	455	(9,349)	(9,827)	478
GDF Suez	1.00%	Deutsche Bank AG	6/20/19	EUR	450	(9,247)	(10,618)	1,371
iTraxx Financials Series 21 Version 1	1.00%	Citibank N.A.	6/20/19	EUR	1,694	(29,333)	(14,029)	(15,304)
iTraxx Financials Series 21 Version 1	1.00%	Citibank N.A.	6/20/19	EUR	1,694	(29,333)	(13,727)	(15,606)
iTraxx Financials Series 21 Version 1	1.00%	Citibank N.A.	6/20/19	EUR	1,609	(27,861)	(14,092)	(13,769)
iTraxx Financials Series 21 Version 1	1.00%	Citibank N.A.	6/20/19	EUR	510	(11,208)	(5,559)	(5,649)
Republic of Portugal	1.00%	BNP Paribas S.A.	9/20/19	USD	875	9,200	19,124	(9,924)
Arrow Electronics, Inc.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	(21,723)	(8,392)	(13,331)
Avnet, Inc.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	(22,938)	(3,408)	(19,530)
CBS Corp.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	(18,792)	(13,925)	(4,867)
Computer Sciences Corp.	5.00%	Barclays Bank PLC	3/20/20	USD	1,000	(184,105)	(181,042)	(3,063)
Deutsche Lufthansa AG	1.00%	Barclays Bank PLC	3/20/20	EUR	330	224	2,481	(2,257)
Deutsche Lufthansa AG	1.00%	Barclays Bank PLC	3/20/20	EUR	330	224	2,481	(2,257)
Expedia, Inc.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	(13,142)	(2,912)	(10,230)
FirstEnergy Corp.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	(13,710)	7,408	(21,118)
Ford Motor Co.	5.00%	Barclays Bank PLC	3/20/20	USD	1,000	(163,065)	(192,437)	29,372
International Paper Co.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	(17,422)	(8,893)	(8,529)
Meadwestvaco Corp.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	(36,012)	(5,121)	(30,891)
Pitney Bowes, Inc.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	(4,166)	(2,730)	(1,436)
Quest Diagnostics, Inc.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	(18,686)	3,498	(22,184)
Boyd Gaming Corp.	5.00%	Citibank N.A.	6/20/20	USD	1,300	(141,859)	(65,299)	(76,560)
Boyd Gaming Corp.	5.00%	JPMorgan Chase Bank N.A.	6/20/20	USD	1,200	(130,946)	(65,530)	(65,416)
Marks & Spencer PLC	1.00%	Bank of America N.A.	6/20/20	EUR	670	(2,624)	(6,278)	3,654
Marks & Spencer PLC	1.00%	Citibank N.A.	6/20/20	EUR	515	(2,016)	(4,568)	2,552
Marks & Spencer PLC	1.00%	Morgan Stanley Capital Services LLC	6/20/20	EUR	670	(2,624)	(7,007)	4,383
Marks & Spencer PLC	1.00%	Morgan Stanley Capital Services LLC	6/20/20	EUR	335	(1,312)	(3,504)	2,192
Time Warner Cable, Inc.	1.00%	Citibank N.A.	6/20/20	USD	1,500	(12,631)	51,308	(63,939)
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	6/20/20	USD	7,452	181,264	58,542	122,722
Vodafone Group PLC	1.00%	Barclays Bank PLC	6/20/20	EUR	90	(686)	(722)	36
Vodafone Group PLC	1.00%	Citibank N.A.	6/20/20	EUR	130	(990)	(727)	(263)
Vodafone Group PLC	1.00%	Credit Suisse International	6/20/20	EUR	280	(2,132)	(1,289)	(843)
Vodafone Group PLC	1.00%	Credit Suisse International	6/20/20	EUR	80	(609)	(372)	(237)
Abengoa SA	5.00%	Barclays Bank PLC	9/20/20	EUR	140	143,544	97,678	45,866
Abengoa SA	5.00%	Barclays Bank PLC	9/20/20	EUR	140	143,544	99,135	44,409
Abengoa SA	5.00%	Citibank N.A.	9/20/20	EUR	335	343,480	244,199	99,281
Abengoa SA	5.00%	Citibank N.A.	9/20/20	EUR	122	125,088	68,010	57,078
Abengoa SA	5.00%	Citibank N.A.	9/20/20	EUR	72	73,822	40,137	33,685
Abengoa SA	5.00%	Citibank N.A.	9/20/20	EUR	25	25,632	18,484	7,148

38	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Abengoa SA	5.00%	Goldman Sachs International	9/20/20	EUR	226	$231,721	$ 128,274	$ 103,447
Abengoa SA	5.00%	Goldman Sachs International	9/20/20	EUR	145	148,671	78,361	70,310
Abengoa SA	5.00%	Goldman Sachs International	9/20/20	EUR	140	143,544	100,597	42,947
Abengoa SA	5.00%	Goldman Sachs International	9/20/20	EUR	90	92,278	48,638	43,640
Abengoa SA	5.00%	Goldman Sachs International	9/20/20	EUR	80	82,025	43,787	38,238
Abengoa SA	5.00%	JPMorgan Chase Bank N.A.	9/20/20	EUR	145	148,671	77,636	71,035
Abengoa SA	5.00%	JPMorgan Chase Bank N.A.	9/20/20	EUR	145	148,671	78,361	70,310
Abengoa SA	5.00%	Morgan Stanley & Co. International PLC	9/20/20	EUR	75	76,899	41,294	35,605
Abengoa SA	5.00%	Morgan Stanley & Co. International PLC	9/20/20	EUR	75	76,898	42,406	34,492
Boyd Gaming Corp.	5.00%	Citibank N.A.	9/20/20	USD	1,160	(125,314)	(107,894)	(17,420)
Louis Dreyfus Commodities BV	5.00%	Goldman Sachs International	9/20/20	EUR	100	(3,845)	(9,774)	5,929
Republic of Korea	1.00%	BNP Paribas S.A.	9/20/20	USD	2,083	(44,981)	(45,273)	292
Republic of Korea	1.00%	BNP Paribas S.A.	9/20/20	USD	500	(10,796)	(10,871)	75
Republic of Korea	1.00%	BNP Paribas S.A.	9/20/20	USD	417	(8,996)	(9,138)	142
United Mexican States	1.00%	Bank of America N.A.	9/20/20	USD	7,452	209,369	88,359	121,010
Abengoa SA	5.00%	Barclays Bank PLC	12/20/20	EUR	73	74,848	62,869	11,979
Abengoa SA	5.00%	Goldman Sachs International	12/20/20	EUR	146	149,696	124,977	24,719
Abengoa SA	5.00%	Goldman Sachs International	12/20/20	EUR	146	149,696	124,977	24,719
Abengoa SA	5.00%	Goldman Sachs International	12/20/20	EUR	146	149,696	131,069	18,627
Australia and New Zealand Banking Group Ltd.	1.00%	Deutsche Bank AG	12/20/20	USD	15,420	(143,581)	(121,556)	(22,025)
Australia and New Zealand Banking Group Ltd.	1.00%	Goldman Sachs International	12/20/20	USD	42,133	(392,315)	(235,125)	(157,190)
Australia and New Zealand Banking Group Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	4,685	(43,626)	(17,057)	(26,569)
Australia and New Zealand Banking Group Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	4,252	(39,574)	(11,921)	(27,653)
Australia and New Zealand Banking Group Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	1,205	(11,218)	(5,578)	(5,640)
Australia and New Zealand Banking Group Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	795	(7,405)	(4,056)	(3,349)
Banco Comercial Portugues SA	5.00%	BNP Paribas S.A.	12/20/20	EUR	216	(4,923)	(3,788)	(1,135)
Bank of America Corp.	1.00%	BNP Paribas S.A.	12/20/20	USD	1,200	(16,148)	(2,126)	(14,022)
BASF SE	1.00%	Bank of America N.A.	12/20/20	EUR	720	(23,691)	(24,822)	1,131
BASF SE	1.00%	Barclays Bank PLC	12/20/20	EUR	1,450	(47,712)	(50,150)	2,438
Boeing Co.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	1,200	(47,314)	(42,021)	(5,293)
Boeing Co.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	1,200	(47,315)	(41,463)	(5,852)
Boyd Gaming Corp.	5.00%	BNP Paribas S.A.	12/20/20	USD	1,000	(106,973)	(76,667)	(30,306)
Boyd Gaming Corp.	5.00%	Citibank N.A.	12/20/20	USD	800	(85,578)	(61,334)	(24,244)
Boyd Gaming Corp.	5.00%	Citibank N.A.	12/20/20	USD	500	(53,487)	(38,387)	(15,100)
Brisa Concessao Rodoviaria SA	5.00%	Goldman Sachs International	12/20/20	EUR	230	(49,827)	(51,662)	1,835
Brisa Concessao Rodoviaria SA	5.00%	Goldman Sachs International	12/20/20	EUR	230	(49,827)	(51,054)	1,227
Brisa Concessao Rodoviaria SA	5.00%	Goldman Sachs International	12/20/20	EUR	216	(46,794)	(45,061)	(1,733)
Cable & Wireless Ltd.	5.00%	Bank of America N.A.	12/20/20	EUR	54	(6,703)	(7,134)	431

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2015	39

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Cable & Wireless Ltd.	5.00%	Barclays Bank PLC	12/20/20	EUR	295	$(36,563)	$ (38,111)	$ 1,548
Cable & Wireless Ltd.	5.00%	Morgan Stanley & Co. International PLC	12/20/20	EUR	101	(12,592)	(13,402)	810
Caterpillar, Inc.	1.00%	Barclays Bank PLC	12/20/20	USD	1,200	(7,610)	(14,286)	6,676
Citigroup, Inc.	1.00%	BNP Paribas S.A.	12/20/20	USD	1,200	(10,734)	2,933	(13,667)
Commonwealth Bank of Australia	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	1,150	(10,737)	(4,187)	(6,550)
Commonwealth of Australia	1.00%	Citibank N.A.	12/20/20	USD	692	(19,728)	(17,618)	(2,110)
Commonwealth of Australia	1.00%	Citibank N.A.	12/20/20	USD	692	(19,728)	(17,112)	(2,616)
Commonwealth of Australia	1.00%	Citibank N.A.	12/20/20	USD	617	(17,597)	(15,242)	(2,355)
ConvaTec Healthcare E SA	5.00%	Morgan Stanley Capital Services LLC	12/20/20	EUR	355	(58,154)	(64,536)	6,382
Deutsche Bank AG	1.00%	Bank of America N.A.	12/20/20	EUR	13,210	(38,268)	(90,773)	52,505
Dow Chemical Co.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	1,200	(12,955)	1,275	(14,230)
EI du Pont de Nemours & Co.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	1,200	(21,211)	(17,434)	(3,777)
Energias De Portugal SA	5.00%	Barclays Bank PLC	12/20/20	EUR	98	(17,217)	(19,021)	1,804
Energias De Portugal SA	5.00%	Morgan Stanley & Co. International PLC	12/20/20	EUR	400	(70,359)	(76,929)	6,570
Expedia, Inc.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	1,200	(8,410)	1,275	(9,685)
Expedia, Inc.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	1,200	(8,411)	2,912	(11,323)
Federation of Malaysia	1.00%	Bank of America N.A.	12/20/20	USD	1,409	53,285	75,931	(22,646)
Federation of Malaysia	1.00%	Barclays Bank PLC	12/20/20	USD	1,302	49,249	66,318	(17,069)
Federation of Malaysia	1.00%	Barclays Bank PLC	12/20/20	USD	720	27,225	45,356	(18,131)
Federation of Malaysia	1.00%	BNP Paribas S.A.	12/20/20	USD	1,090	41,235	61,806	(20,571)
Federation of Malaysia	1.00%	BNP Paribas S.A.	12/20/20	USD	727	27,502	46,419	(18,917)
Federation of Malaysia	1.00%	Citibank N.A.	12/20/20	USD	1,060	40,100	55,413	(15,313)
Federation of Malaysia	1.00%	Citibank N.A.	12/20/20	USD	1,050	39,723	56,226	(16,503)
Federation of Malaysia	1.00%	HSBC Bank PLC	12/20/20	USD	1,160	43,883	63,587	(19,704)
Galapagos Holding SA	5.00%	Bank of America N.A.	12/20/20	EUR	307	22,755	14,999	7,756
Goldman Sachs Group, Inc.	1.00%	BNP Paribas S.A.	12/20/20	USD	1,200	(9,051)	5,169	(14,220)
Halliburton Co.	1.00%	Barclays Bank PLC	12/20/20	USD	1,200	(4,775)	(13,421)	8,646
Halliburton Co.	1.00%	Barclays Bank PLC	12/20/20	USD	1,200	(4,774)	(11,144)	6,370
HSBC Bank PLC	1.00%	BNP Paribas S.A.	12/20/20	EUR	11,710	(185,092)	(30,330)	(154,762)
HSBC Bank PLC	1.00%	JPMorgan Chase Bank N.A.	12/20/20	EUR	13,820	(218,443)	(207,168)	(11,275)
HSBC Bank PLC	1.00%	JPMorgan Chase Bank N.A.	12/20/20	EUR	13,600	(214,965)	(116,797)	(98,168)
HSBC Holdings PLC	1.00%	Citibank N.A.	12/20/20	EUR	16,400	(259,223)	(60,266)	(198,957)
HSBC Holdings PLC	1.00%	Citibank N.A.	12/20/20	EUR	9,360	(147,946)	(29,310)	(118,636)
JPMorgan Chase & Co.	1.00%	BNP Paribas S.A.	12/20/20	USD	1,200	(16,251)	(5,521)	(10,730)
Kinder Morgan, Inc.	1.00%	Barclays Bank PLC	12/20/20	USD	480	58,893	78,738	(19,845)
Kinder Morgan, Inc.	1.00%	Barclays Bank PLC	12/20/20	USD	313	476	48,688	(48,212)
Kinder Morgan, Inc.	1.00%	Morgan Stanley & Co. International PLC	12/20/20	USD	1,120	137,415	181,916	(44,501)
Ladbrokes PLC	1.00%	Citibank N.A.	12/20/20	EUR	210	12,287	14,939	(2,652)
Loews Corp.	1.00%	Barclays Bank PLC	12/20/20	USD	4,245	(155,634)	(159,269)	3,635
Louis Dreyfus Commodities BV	5.00%	Citibank N.A.	12/20/20	EUR	150	(5,171)	1,738	(6,909)
Louis Dreyfus Commodities BV	5.00%	Citibank N.A.	12/20/20	EUR	34	(1,172)	394	(1,566)
Louis Dreyfus Commodities BV	5.00%	Goldman Sachs International	12/20/20	EUR	120	(4,138)	(6,863)	2,725
Melia Hotels International SA	5.00%	Citibank N.A.	12/20/20	EUR	520	(101,999)	(105,672)	3,673
Melia Hotels International SA	5.00%	Citibank N.A.	12/20/20	EUR	360	(70,614)	(71,046)	432

40	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Melia Hotels International SA	5.00%	Goldman Sachs International	12/20/20	EUR	360	$(70,615)	$ (71,556)	$ 941
MetLife, Inc.	1.00%	Citibank N.A.	12/20/20	USD	322	(2,017)	(268)	(1,749)
Monitchem Holdco 3 SA	5.00%	Credit Suisse International	12/20/20	EUR	291	(23,754)	(25,763)	2,009
Monitchem Holdco 3 SA	5.00%	Credit Suisse International	12/20/20	EUR	219	(17,816)	(18,984)	1,168
Morgan Stanley	1.00%	BNP Paribas S.A.	12/20/20	USD	1,200	(9,037)	3,493	(12,530)
Pernod-Ricard SA	1.00%	JPMorgan Chase Bank N.A.	12/20/20	EUR	700	(11,458)	(6,394)	(5,064)
Prudential Financial, Inc.	1.00%	Citibank N.A.	12/20/20	USD	228	(1,618)	(619)	(999)
Prudential Financial, Inc.	1.00%	Goldman Sachs International	12/20/20	USD	217	(1,539)	(1,515)	(24)
Rallye SA	5.00%	Goldman Sachs International	12/20/20	EUR	350	83,962	54,387	29,575
Republic of Korea	1.00%	BNP Paribas S.A.	12/20/20	USD	1,572	(33,349)	(19,114)	(14,235)
Republic of Korea	1.00%	BNP Paribas S.A.	12/20/20	USD	1,428	(30,314)	(17,375)	(12,939)
Republic of Korea	1.00%	BNP Paribas S.A.	12/20/20	USD	526	(11,171)	(6,403)	(4,768)
Republic of Korea	1.00%	BNP Paribas S.A.	12/20/20	USD	498	(10,558)	(5,599)	(4,959)
Republic of Korea	1.00%	BNP Paribas S.A.	12/20/20	USD	498	(10,558)	(5,599)	(4,959)
Republic of Korea	1.00%	BNP Paribas S.A.	12/20/20	USD	479	(10,155)	(5,820)	(4,335)
Republic of South Africa	1.00%	Bank of America N.A.	12/20/20	USD	1,840	188,294	188,128	166
Republic of South Africa	1.00%	Barclays Bank PLC	12/20/20	USD	3,675	376,078	377,229	(1,151)
Republic of South Africa	1.00%	HSBC Bank PLC	12/20/20	USD	1,981	202,724	192,768	9,956
Republic of South Africa	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	1,860	190,342	192,425	(2,083)
Republic of the Philippines	1.00%	Citibank N.A.	12/20/20	USD	3,977	17,366	(5,258)	22,624
Republic of the Philippines	1.00%	Citibank N.A.	12/20/20	USD	1,989	8,683	(767)	9,450
Republic of the Philippines	1.00%	Citibank N.A.	12/20/20	USD	1,973	8,614	(761)	9,375
Russian Federation	1.00%	Barclays Bank PLC	12/20/20	USD	4,600	422,086	394,588	27,498
Russian Federation	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	4,700	431,262	420,365	10,897
Société Générale SA	1.00%	Citibank N.A.	12/20/20	EUR	900	(15,179)	(10,325)	(4,854)
Solvay SA	1.00%	Bank of America N.A.	12/20/20	EUR	350	(1,792)	(2,403)	611
Solvay SA	1.00%	Barclays Bank PLC	12/20/20	EUR	110	(563)	(771)	208
Solvay SA	1.00%	Citibank N.A.	12/20/20	EUR	210	(1,075)	(1,459)	384
Solvay SA	1.00%	JPMorgan Chase Bank N.A.	12/20/20	EUR	210	(1,075)	(1,126)	51
Standard Chartered PLC	1.00%	Bank of America N.A.	12/20/20	EUR	13,950	249,011	268,915	(19,904)
Standard Chartered PLC	1.00%	BNP Paribas S.A.	12/20/20	EUR	5,800	103,531	147,717	(44,186)
Standard Chartered PLC	1.00%	BNP Paribas S.A.	12/20/20	EUR	4,410	78,720	117,105	(38,385)
Standard Chartered PLC	1.00%	Citibank N.A.	12/20/20	EUR	13,540	241,693	152,302	89,391
Standard Chartered PLC	1.00%	Citibank N.A.	12/20/20	EUR	8,450	150,835	237,672	(86,837)
Standard Chartered PLC	1.00%	Goldman Sachs International	12/20/20	EUR	7,440	132,806	84,406	48,400
Standard Chartered PLC	1.00%	Morgan Stanley & Co. International PLC	12/20/20	EUR	5,680	101,389	92,695	8,694
Standard Chartered PLC	1.00%	Morgan Stanley & Co. International PLC	12/20/20	EUR	2,290	40,877	61,994	(21,117)
United Mexican States	1.00%	BNP Paribas S.A.	12/20/20	USD	3,000	95,304	99,967	(4,663)
Unitymedia Hessen GmbH & Co. KG	5.00%	JPMorgan Chase Bank N.A.	12/20/20	EUR	720	(114,445)	(112,176)	(2,269)
Unitymedia Hessen GmbH & Co. KG	5.00%	JPMorgan Chase Bank N.A.	12/20/20	EUR	690	(109,676)	(70,005)	(39,671)
Volkswagen AG	1.00%	Citibank N.A.	12/20/20	EUR	500	13,234	30,840	(17,606)
Volkswagen AG	1.00%	Citibank N.A.	12/20/20	EUR	350	9,263	24,912	(15,649)
Volkswagen AG	1.00%	Goldman Sachs International	12/20/20	EUR	355	9,396	19,392	(9,996)
Volkswagen AG	1.00%	Goldman Sachs International	12/20/20	EUR	355	9,396	19,562	(10,166)
Volvo AB	1.00%	Goldman Sachs International	12/20/20	EUR	350	1,549	4,329	(2,780)
Volvo AB	1.00%	JPMorgan Chase Bank N.A.	12/20/20	EUR	700	(3,564)	9,814	(13,378)

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2015	41

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Wells Fargo & Co.	1.00%	BNP Paribas S.A.	12/20/20	USD	1,200	$ (27,478)	$(18,696)	$ (8,782)
Republic of Korea	1.00%	Goldman Sachs International	3/20/21	USD	2,003	(41,771)	(40,112)	(1,659)
Total						$638,939	$3,415,992	$(2,777,053)

OTC Credit Default Swaps — Sell Protection

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Noble Group Ltd.	5.00%	BNP Paribas S.A.	3/20/16	BBB-	USD	1,053	$(25,044)	$ (10,022)	$ (15,022)
Abengoa SA	5.00%	Morgan Stanley & Co. International PLC	6/20/16	CCC-	EUR	140	(143,544)	(28,022)	(115,522)
Abengoa SA	5.00%	Morgan Stanley & Co. International PLC	6/20/16	CCC-	EUR	90	(92,278)	(10,932)	(81,346)
Banca Monte dei Paschi di Siena SpA	3.00%	BNP Paribas S.A.	9/20/16	Not Rated	EUR	2,000	779	(77,862)	78,641
Banca Monte dei Paschi di Siena SpA	5.00%	Deutsche Bank AG	9/20/16	Not Rated	EUR	750	12,590	(8,320)	20,910
Banca Monte dei Paschi di Siena SpA	3.00%	JPMorgan Chase Bank N.A.	9/20/16	Not Rated	EUR	2,200	857	(53,601)	54,458
Abengoa SA	5.00%	Goldman Sachs International	12/20/16	CCC-	EUR	150	(153,797)	(59,803)	(93,994)
Abengoa SA	5.00%	Morgan Stanley Capital Services LLC	12/20/16	CCC-	EUR	72	(73,823)	(15,326)	(58,497)
CDX.NA.IG Series 18 Version 1	1.00%	Citibank N.A.	6/20/17	BBB+	USD	103,800	1,006,627	34,231	972,396
Abengoa SA	5.00%	Credit Suisse International	12/20/17	CCC-	EUR	180	(184,557)	(64,243)	(120,314)
Abengoa SA	5.00%	Morgan Stanley & Co. International PLC	12/20/17	CCC-	EUR	220	(225,569)	(80,153)	(145,416)
Glencore International AG	5.00%	JPMorgan Chase Bank N.A.	12/20/17	BBB	EUR	350	(43,315)	(20,071)	(23,244)
Abengoa SA	5.00%	Barclays Bank PLC	3/20/18	CCC-	EUR	135	(138,418)	(9,542)	(128,876)
Abengoa SA	5.00%	Credit Suisse International	3/20/18	CCC-	EUR	200	(205,062)	(14,135)	(190,927)
Republic of Italy	1.00%	Barclays Bank PLC	3/20/18	BBB-	EUR	4,500	64,145	(133,200)	197,345
Republic of Italy	1.00%	Barclays Bank PLC	3/20/18	BBB-	USD	37	420	(1,315)	1,735
Bayerische Landesbank Gtd.	1.00%	Barclays Bank PLC	12/20/18	Not Rated	EUR	790	12,106	1,610	10,496
iTraxx Sub Financials Series 20 Version 1	5.00%	Barclays Bank PLC	12/20/18	BBB	EUR	1,160	161,326	178,713	(17,387)
iTraxx Sub Financials Series 20 Version 1	5.00%	Citibank N.A.	12/20/18	BBB	EUR	1,660	230,863	253,434	(22,571)
iTraxx Sub Financials Series 20 Version 1	5.00%	Deutsche Bank AG	12/20/18	BBB	EUR	830	115,431	127,295	(11,864)
CNH Industrial NV	5.00%	Citibank N.A.	3/20/19	BB+	EUR	240	21,344	33,551	(12,207)
CNH Industrial NV	5.00%	Citibank N.A.	3/20/19	BB+	EUR	240	21,345	34,203	(12,858)
Astaldi SpA	5.00%	Goldman Sachs International	6/20/19	B+	EUR	73	(6,286)	2,099	(8,385)
Transocean, Inc.	1.00%	Goldman Sachs International	6/20/19	BB+	USD	350	(112,255)	(7,586)	(104,669)
ArcelorMittal	1.00%	Barclays Bank PLC	9/20/19	BB	EUR	140	(35,348)	(9,256)	(26,092)
ArcelorMittal	1.00%	Barclays Bank PLC	9/20/19	BB	EUR	135	(34,086)	(9,301)	(24,785)
ArcelorMittal	1.00%	Citibank N.A.	9/20/19	BB	EUR	270	(68,172)	(18,360)	(49,812)
ArcelorMittal	1.00%	Credit Suisse International	9/20/19	BB	EUR	270	(68,172)	(17,849)	(50,323)
Abengoa SA	5.00%	Citibank N.A.	12/20/19	CCC-	EUR	5	(4,620)	(766)	(3,854)
Abengoa SA	5.00%	Credit Suisse International	12/20/19	CCC-	EUR	145	(148,671)	(31,280)	(117,391)
Abengoa SA	5.00%	Credit Suisse International	12/20/19	CCC-	EUR	105	(107,658)	(18,969)	(88,689)
Abengoa SA	5.00%	Credit Suisse International	12/20/19	CCC-	EUR	100	(102,532)	(22,962)	(79,570)
Altice Finco SA	5.00%	Citibank N.A.	12/20/19	B-	EUR	120	3,685	1,494	2,191
ArcelorMittal	1.00%	Citibank N.A.	12/20/19	BB	EUR	245	(65,438)	(16,016)	(49,422)
Transocean, Inc.	1.00%	Bank of America N.A.	12/20/19	BB+	USD	720	(260,863)	(46,036)	(214,827)

42	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Transocean, Inc.	1.00%	Bank of America N.A.	12/20/19	BB+	USD	595	$(215,573)	$ (36,790)	$(178,783)
Transocean, Inc.	1.00%	Bank of America N.A.	12/20/19	BB+	USD	595	(215,574)	(35,915)	(179,659)
Abengoa SA	5.00%	Barclays Bank PLC	3/20/20	CCC-	EUR	450	(461,391)	(61,650)	(399,741)
Abengoa SA	5.00%	Goldman Sachs International	3/20/20	CCC-	EUR	270	(276,834)	(30,763)	(246,071)
Abengoa SA	5.00%	Goldman Sachs International	3/20/20	CCC-	EUR	180	(184,556)	(20,509)	(164,047)
Novo Banco SA	5.00%	BNP Paribas S.A.	3/20/20	Not Rated	EUR	575	(106,039)	46,694	(152,733)
Novo Banco SA	5.00%	BNP Paribas S.A.	3/20/20	Not Rated	EUR	575	(106,039)	46,873	(152,912)
Transocean, Inc.	1.00%	Barclays Bank PLC	3/20/20	BB+	USD	1,100	(415,991)	(200,278)	(215,713)
Transocean, Inc.	1.00%	Barclays Bank PLC	3/20/20	BB+	USD	700	(264,722)	(149,017)	(115,705)
Transocean, Inc.	1.00%	Barclays Bank PLC	3/20/20	BB+	USD	700	(264,722)	(117,364)	(147,358)
Transocean, Inc.	1.00%	Goldman Sachs International	3/20/20	BB+	USD	1,100	(415,992)	(303,593)	(112,399)
Abengoa SA	5.00%	Barclays Bank PLC	6/20/20	CCC-	EUR	180	(184,556)	(33,824)	(150,732)
Abengoa SA	5.00%	BNP Paribas S.A.	6/20/20	B+	EUR	360	(369,113)	(66,850)	(302,263)
Abengoa SA	5.00%	BNP Paribas S.A.	6/20/20	CCC-	EUR	190	(194,810)	(30,007)	(164,803)
Abengoa SA	5.00%	BNP Paribas S.A.	6/20/20	CCC-	EUR	127	(129,874)	(19,712)	(110,162)
Abengoa SA	5.00%	BNP Paribas S.A.	6/20/20	B+	EUR	90	(92,278)	(16,713)	(75,565)
Abengoa SA	5.00%	Citibank N.A.	6/20/20	B+	EUR	180	(184,556)	(32,986)	(151,570)
Abengoa SA	5.00%	Credit Suisse International	6/20/20	CCC-	EUR	180	(184,556)	(34,246)	(150,310)
Abengoa SA	5.00%	Goldman Sachs International	6/20/20	CCC-	EUR	450	(461,391)	(61,301)	(400,090)
Abengoa SA	5.00%	Goldman Sachs International	6/20/20	CCC-	EUR	180	(184,556)	(33,824)	(150,732)
Abengoa SA	5.00%	Goldman Sachs International	6/20/20	B+	EUR	180	(184,556)	(32,986)	(151,570)
Abengoa SA	5.00%	Goldman Sachs International	6/20/20	B+	EUR	90	(92,278)	(16,785)	(75,493)
United Mexican States	1.00%	Bank of America N.A.	6/20/20	BBB+	USD	7,452	(181,263)	(67,857)	(113,406)
Vougeot Bidco PLC	5.00%	Credit Suisse International	6/20/20	B	EUR	460	39,964	48,169	(8,205)
Glencore International AG	1.00%	Citibank N.A.	9/20/20	BBB	EUR	440	(118,892)	(36,263)	(82,629)
Glencore International AG	1.00%	Citibank N.A.	9/20/20	BBB	EUR	60	(16,210)	(5,480)	(10,730)
Glencore International AG	1.00%	Credit Suisse International	9/20/20	BBB	EUR	160	(43,225)	(13,224)	(30,001)
Novo Banco SA	5.00%	BNP Paribas S.A.	9/20/20	Not Rated	EUR	570	(109,058)	51,117	(160,175)
Novo Banco SA	5.00%	BNP Paribas S.A.	9/20/20	Not Rated	EUR	360	(68,878)	(8,577)	(60,301)
People’s Republic of China	1.00%	Barclays Bank PLC	9/20/20	AA-	USD	1,000	(1,883)	(7,644)	5,761
People’s Republic of China	1.00%	Goldman Sachs International	9/20/20	AA-	USD	1,000	(1,883)	(8,083)	6,200
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	9/20/20	BBB+	USD	7,452	(209,369)	(76,976)	(132,393)
Abengoa SA	5.00%	Credit Suisse International	12/20/20	CCC-	EUR	72	(73,823)	(46,650)	(27,173)
Abengoa SA	5.00%	Morgan Stanley & Co. International PLC	12/20/20	CCC-	EUR	144	(147,645)	(94,803)	(52,842)
Astaldi SpA	5.00%	Citibank N.A.	12/20/20	B+	EUR	30	(4,498)	(2,570)	(1,928)
Casino Guichard Perrachon SA	1.00%	Barclays Bank PLC	12/20/20	BBB-	EUR	900	(122,270)	(71,262)	(51,008)
Casino Guichard Perrachon SA	1.00%	Barclays Bank PLC	12/20/20	BBB-	EUR	702	(95,370)	(55,270)	(40,100)
Casino Guichard Perrachon SA	1.00%	Barclays Bank PLC	12/20/20	BBB-	EUR	690	(93,740)	(48,564)	(45,176)
Casino Guichard Perrachon SA	1.00%	Goldman Sachs International	12/20/20	BBB-	EUR	350	(47,549)	(23,269)	(24,280)
Casino Guichard Perrachon SA	1.00%	JPMorgan Chase Bank N.A.	12/20/20	BBB-	EUR	198	(26,900)	(15,678)	(11,222)
iTraxx Asia ex-Japan IG Series 24 Version 1	1.00%	Goldman Sachs International	12/20/20	A-	USD	1,825	(30,580)	(50,621)	20,041
Republic of Indonesia	1.00%	Barclays Bank PLC	12/20/20	BB+	USD	1,421	(84,294)	(72,253)	(12,041)
Republic of Indonesia	1.00%	Barclays Bank PLC	12/20/20	BB+	USD	1,099	(65,199)	(51,963)	(13,236)

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2015	43

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Indonesia	1.00%	Barclays Bank PLC	12/20/20	BB+	USD	1,099	$(65,199)	$(51,018)	$ (14,181)
Republic of Indonesia	1.00%	Barclays Bank PLC	12/20/20	BB+	USD	1,099	(65,199)	(52,733)	(12,466)
Republic of Indonesia	1.00%	Barclays Bank PLC	12/20/20	BB+	USD	1,065	(63,221)	(55,555)	(7,666)
Republic of Indonesia	1.00%	Barclays Bank PLC	12/20/20	BB+	USD	1,000	(59,336)	(69,720)	10,384
Republic of Indonesia	1.00%	Barclays Bank PLC	12/20/20	BB+	USD	999	(59,253)	(50,057)	(9,196)
Republic of Indonesia	1.00%	Citibank N.A.	12/20/20	BB+	USD	4,373	(259,493)	(213,319)	(46,174)
Republic of Indonesia	1.00%	Citibank N.A.	12/20/20	BB+	USD	2,187	(129,747)	(108,525)	(21,222)
Republic of Indonesia	1.00%	Citibank N.A.	12/20/20	BB+	USD	2,169	(128,704)	(107,653)	(21,051)
Republic of Indonesia	1.00%	Citibank N.A.	12/20/20	BB+	USD	1,382	(82,019)	(70,315)	(11,704)
Republic of Indonesia	1.00%	HSBC Bank PLC	12/20/20	BB+	USD	1,800	(106,805)	(121,773)	14,968
Republic of Indonesia	1.00%	HSBC Bank PLC	12/20/20	BB+	USD	1,512	(89,697)	(76,884)	(12,813)
Russian Federation	1.00%	Barclays Bank PLC	12/20/20	BB+	USD	3,630	(333,057)	(300,271)	(32,786)
Volkswagen AG	1.00%	Barclays Bank PLC	12/20/20	BBB+	EUR	330	(8,734)	(21,188)	12,454
Glencore International AG	1.00%	BNP Paribas S.A.	6/20/21	BBB	EUR	160	(47,693)	(16,272)	(31,421)
Glencore International AG	1.00%	Citibank N.A.	6/20/21	BBB	EUR	320	(95,384)	(33,494)	(61,890)
Republic of France	0.25%	Barclays Bank PLC	6/20/23	AA	USD	1,550	(19,762)	(89,527)	69,765
Republic of France	0.25%	Citibank N.A.	6/20/23	AA	USD	1,670	(21,291)	(101,865)	80,574
Republic of France	0.25%	JPMorgan Chase Bank N.A.	6/20/23	AA	USD	1,670	(21,291)	(94,652)	73,361
CMBX.NA Series 7 AAA	0.50%	Morgan Stanley Capital Services LLC	1/17/47	AAA	USD	5,000	(175,458)	(168,187)	(7,271)
CMBX.NA Series 7 BBB-	3.00%	Morgan Stanley & Co. International PLC	1/17/47	BBB-	USD	1,550	(87,023)	(60,730)	(26,293)
CMBX.NA Series 3 AM	0.50%	Credit Suisse International	12/13/49	BBB-	USD	920	(13,285)	(84,837)	71,552
CMBX.NA Series 3 AM	0.50%	Goldman Sachs International	12/13/49	BBB-	USD	2,320	(33,502)	(216,643)	183,141
CMBX.NA Series 3 AM	0.50%	JPMorgan Chase Bank N.A.	12/13/49	BBB-	USD	5,000	(72,201)	(443,044)	370,843
CMBX.NA Series 4 AM	0.50%	Deutsche Bank AG	2/17/51	BB	USD	2,000	(40,405)	(278,625)	238,220
CMBX.NA Series 8 BBB-	3.00%	Barclays Bank PLC	10/17/57	BBB-	USD	1,290	(161,776)	(137,714)	(24,062)
CMBX.NA Series 8 BBB-	3.00%	Barclays Bank PLC	10/17/57	BBB-	USD	1,290	(161,775)	(134,157)	(27,618)
CMBX.NA Series 8 BBB-	3.00%	Credit Suisse International	10/17/57	NR	USD	640	(80,260)	(68,017)	(12,243)
Total							$(9,822,082)	$(5,244,340)	$(4,577,742)

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Rate Swaps

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
12.30%[1]	1-day BZDIOVER	Bank of America N.A.	N/A	1/04/16	BRL	46,303	$121,882	$—	$ 121,882
12.30%[2]	1-day BZDIOVER	Credit Suisse International	N/A	1/04/16	BRL	30,093	(79,213)	—	(79,213)
11.36%[2]	1-day BZDIOVER	Credit Suisse International	N/A	1/04/16	BRL	21,685	(105,072)	—	(105,072)
11.12%[2]	1-day BZDIOVER	Credit Suisse International	N/A	1/04/16	BRL	5,825	(33,323)	—	(33,323)
11.26%[2]	1-day BZDIOVER	Deutsche Bank AG	N/A	1/04/16	BRL	5,234	(27,611)	—	(27,611)
12.14%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/16	BRL	59,840	162,199	—	162,199
11.83%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/16	BRL	27,175	(65,369)	—	(65,369)
11.80%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/16	BRL	26,976	79,701	—	79,701
12.13%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/16	BRL	24,659	67,580	—	67,580
11.85%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/16	BRL	16,143	(56,217)	—	(56,217)
11.91%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/16	BRL	11,845	(23,449)	—	(23,449)
5.72%[2]	Colombia Overnight Interbank Reference Rate	Goldman Sachs International	N/A	2/24/16	COP	47,939,250	10,309	—	10,309
5.70%[2]	Colombia Overnight Interbank Reference Rate	Credit Suisse International	N/A	2/25/16	COP	46,693,435	4,372	—	4,372

44	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
5.70%[2]	Colombia Overnight Interbank Reference Rate	Credit Suisse International	N/A	2/25/16	COP	41,837,318	$3,917	$ —	$ 3,917
5.70%[2]	Colombia Overnight Interbank Reference Rate	Credit Suisse International	N/A	2/25/16	COP	40,595,339	3,801	—	3,801
2.25%[2]	7-day China Fixing Repo Rates	Bank of America N.A.	N/A	5/22/17	CNY	70,501	5,447	(318)	5,765
2.12%[2]	7-day China Fixing Repo Rates	Deutsche Bank AG	N/A	7/09/17	CNY	35,553	(9,207)	59	(9,266)
1.92%[2]	3-month KRW Certificate of Deposit	Deutsche Bank AG	N/A	11/10/17	KRW	10,139,328	56,177	24,852	31,325
1.69%[1]	3-month KRW Certificate of Deposit	Deutsche Bank AG	N/A	11/10/17	KRW	10,139,328	(16,140)	—	(16,140)
2.26%[2]	7-day China Fixing Repo Rates	Deutsche Bank AG	N/A	11/12/17	CNY	61,675	11,177	11	11,166
4.30%[1]	28-day MXIBTIIE	Bank of America N.A.	N/A	12/07/17	MXN	23,670	1,506	35	1,471
4.35%[1]	28-day MXIBTIIE	Citibank N.A.	N/A	12/07/17	MXN	23,670	171	37	134
4.34%[1]	28-day MXIBTIIE	Bank of America N.A.	N/A	12/15/17	MXN	31,322	1,030	137	893
4.35%[1]	28-day MXIBTIIE	Goldman Sachs International	N/A	12/15/17	MXN	347,527	9,474	1,529	7,945
4.33%[1]	28-day MXIBTIIE	Goldman Sachs International	N/A	12/15/17	MXN	305,052	13,475	1,320	12,155
4.30%[1]	28-day MXIBTIIE	Bank of America N.A.	N/A	12/18/17	MXN	269,761	28,205	357	27,848
4.30%[1]	28-day MXIBTIIE	Goldman Sachs International	N/A	12/18/17	MXN	200,794	20,994	266	20,728
4.32%[1]	28-day MXIBTIIE	UBS AG	N/A	12/18/17	MXN	179,660	14,734	243	14,491
4.55%[1]	28-day MXIBTIIE	Barclays Bank PLC	N/A	3/21/18	MXN	39,525	(2,108)	505	(2,613)
4.85%[1]	28-day MXIBTIIE	Bank of America N.A.	N/A	11/01/18	MXN	23,232	(3,411)	56	(3,467)
4.77%[1]	28-day MXIBTIIE	Citibank N.A.	N/A	12/05/18	MXN	16,034	(333)	36	(369)
4.70%[1]	28-day MXIBTIIE	Bank of America N.A.	N/A	12/06/18	MXN	16,034	1,589	34	1,555
4.76%[1]	28-day MXIBTIIE	Citibank N.A.	N/A	12/06/18	MXN	16,034	2	36	(34)
5.63%[2]	28-day MXIBTIIE	Goldman Sachs International	12/14/17[3]	12/13/18	MXN	277,500	(2,378)	—	(2,378)
5.63%[2]	28-day MXIBTIIE	Deutsche Bank AG	12/26/17[3]	12/25/18	MXN	76,954	(1,690)	—	(1,690)
5.63%[2]	28-day MXIBTIIE	Deutsche Bank AG	12/26/17[3]	12/25/18	MXN	73,102	(1,605)	—	(1,605)
5.67%[2]	28-day MXIBTIIE	Deutsche Bank AG	12/27/17[3]	12/26/18	MXN	112,444	(171)	—	(171)
4.55%[1]	3-month KLIBOR	Citibank N.A.	N/A	9/11/20	MYR	14,138	(50,287)	206	(50,493)
4.34%[1]	3-month KLIBOR	Bank of America N.A.	N/A	9/18/20	MYR	14,137	(18,768)	210	(18,978)
4.51%[1]	3-month KLIBOR	Barclays Bank PLC	N/A	9/23/20	MYR	16,754	(50,246)	384	(50,630)
4.51%[1]	3-month KLIBOR	Citibank N.A.	N/A	9/23/20	MYR	11,521	(34,552)	264	(34,816)
4.77%[1]	3-month KLIBOR	Citibank N.A.	N/A	9/29/20	MYR	14,137	(78,133)	168	(78,301)
4.38%[1]	3-month KLIBOR	Bank of America N.A.	N/A	10/09/20	MYR	14,138	(28,851)	287	(29,138)
4.41%[1]	3-month KLIBOR	Citibank N.A.	N/A	10/20/20	MYR	20,890	(46,327)	173	(46,500)
4.41%[1]	3-month KLIBOR	Citibank N.A.	N/A	10/20/20	MYR	11,398	(25,276)	94	(25,370)
4.42%[1]	3-month KLIBOR	Citibank N.A.	N/A	10/20/20	MYR	10,125	(22,991)	84	(23,075)
4.33%[1]	3-month KLIBOR	Bank of America N.A.	N/A	11/06/20	MYR	14,137	(18,421)	256	(18,677)
11.41%[1]	1-day BZDIOVER	Bank of America N.A.	N/A	1/04/21	BRL	4,756	294,833	—	294,833
12.05%[2]	1-day BZDIOVER	Bank of America N.A.	N/A	1/04/21	BRL	2,974	(157,096)	—	(157,096)
11.84%[2]	1-day BZDIOVER	HSBC Bank PLC	N/A	1/04/21	BRL	1,990	(110,268)	—	(110,268)
3.27%[1]	3-month LIBOR	Deutsche Bank AG	N/A	5/16/21	USD	9,510	(774,801)	—	(774,801)
5.84%[2]	28-day MXIBTIIE	Deutsche Bank AG	N/A	11/14/24	MXN	37,523	(64,695)	(181)	(64,514)
5.85%[2]	28-day MXIBTIIE	Deutsche Bank AG	N/A	11/14/24	MXN	16,314	(27,578)	(79)	(27,499)
5.73%[1]	28-day MXIBTIIE	Bank of America N.A.	N/A	1/03/25	MXN	23,376	52,905	296	52,609
5.55%[2]	28-day MXIBTIIE	Bank of America N.A.	N/A	1/13/25	MXN	31,430	(95,688)	(129)	(95,559)
5.56%[2]	28-day MXIBTIIE	Goldman Sachs International	N/A	1/13/25	MXN	45,012	(136,104)	(185)	(135,919)
6.33%[2]	28-day MXIBTIIE	Citibank N.A.	N/A	6/09/25	MXN	14,869	1,650	(81)	1,731
6.33%[2]	28-day MXIBTIIE	Citibank N.A.	N/A	7/17/25	MXN	36,610	(206)	(182)	(24)

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2015	45

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6.32%[2]	28-day MXIBTIIE	Morgan Stanley Capital Services LLC	N/A	7/17/25	MXN	73,475	$(1,984)	$ (364)	$ (1,620)
6.32%[2]	28-day MXIBTIIE	Goldman Sachs International	N/A	8/06/25	MXN	109,616	(1,059)	(537)	(522)
6.31%[1]	28-day MXIBTIIE	Bank of America N.A.	N/A	8/11/25	MXN	36,783	3,149	174	2,975
6.31%[1]	28-day MXIBTIIE	Bank of America N.A.	N/A	8/11/25	MXN	36,783	3,149	174	2,975
6.31%[1]	28-day MXIBTIIE	Deutsche Bank AG	N/A	8/11/25	MXN	136,536	13,349	646	12,703
6.27%[2]	28-day MXIBTIIE	Bank of America N.A.	N/A	12/05/25	MXN	4,348	(1,818)	(60)	(1,758)
6.30%[2]	28-day MXIBTIIE	Goldman Sachs International	N/A	12/05/25	MXN	81,090	(24,914)	(1,130)	(23,784)
6.27%[2]	28-day MXIBTIIE	Goldman Sachs International	N/A	12/05/25	MXN	74,139	(32,642)	(1,023)	(31,619)
6.20%[2]	28-day MXIBTIIE	Bank of America N.A.	N/A	12/08/25	MXN	65,351	(51,000)	(290)	(50,710)
6.18%[2]	28-day MXIBTIIE	Goldman Sachs International	N/A	12/08/25	MXN	49,426	(41,858)	(218)	(41,640)
6.20%[2]	28-day MXIBTIIE	UBS AG	N/A	12/08/25	MXN	44,800	(33,970)	(199)	(33,771)
Total							$(1,370,053)	$27,953	$(1,398,006)

[1]	Master Portfolio pays the fixed rate and receives the floating rate.

[2]	Master Portfolio pays the floating rate and receives the fixed rate.

[3]	Forward swap.

OTC Total Return Swaps

Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount/ Contract Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Energy Select Sector SPDR	1-month LIBOR plus 0.10%[1]	Bank of America N.A.	6/30/16	USD	39,125	$245,285	—	$ 245,285
Market Vector Semiconductor ETF	1-month LIBOR minus 1.10%[1]	BNP Paribas S.A.	6/30/16	USD	93,633	23,669	—	23,669
Market Vector Semiconductor ETF	3-month LIBOR minus 0.70%[1]	Bank of America N.A.	6/30/16	USD	46,599	(38,154)	—	(38,154)
MGM Resorts International	1-month LIBOR minus 0.35%[2]	Citibank N.A.	6/30/16	USD	124,844	(212,241)	—	(212,241)
Schlumberger NV	3-month LIBOR minus 0.25%[2]	BNP Paribas S.A.	6/30/16	USD	23,286	52,197	—	52,197
Abengoa SA, Class B	3-month Euro Denom LIBOR[2]	Credit Suisse International	11/12/16	EUR	107,952	80,208	—	80,208
Total						$150,964	—	$ 150,964

[1]	Master Portfolio receives the total return of the reference entity and pays the floating rate. Net payment made at termination.

[2]	Master Portfolio pays the total return of the reference entity and receives the floating rate. Net payment made at termination.

OTC Total Return Basket Swaps

Reference Entity	Counterparty	Expiration Dates	Net Notional Amount	Unrealized Appreciation	Net Value of Reference Entities
Equity Securities Long/Short	Bank of America N.A.	4/12/17	$2,961,064	$293,576[2]	$3,153,367

[1]

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 25-40 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Intercontinental Exchange LIBOR:

EUR 1 Week

USD 1 Week

[2]	Amount includes $101,273 of dividends.

46	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Bank of America N.A., as of December 31, 2015, expiration date 4/12/17:

	Shares	Value
Reference Entity — Long
AA PLC	50,050	$231,210
ABN AMRO Group NV	19,381	435,360
Altice NV, Class A	17,478	251,113
Banco de Sabadell SA	95,578	169,393
Barclays PLC	317,537	1,022,085
Commerzbank AG	10,828	111,730
Eurobank Ergasias SA	496,645	556,393
Lloyds Banking Group PLC	1,050,543	1,130,386
Numericable-SFR SAS	18,345	666,440
Smurfit Kappa Group Plc	18,184	465,713
Total Reference Entity — Long		5,039,823
Reference Entity — Short
Abengoa SA, Class B	(20,547)	(4,354)
APERAM SA	(1,858)	(66,061)
Banco Bilbao Vizcaya Argentaria SA	(49,966)	(365,093)
Banco Popular Espanol SA	(276,941)	(912,494)
Repsol SA	(46,789)	(515,115)
Repsol SA — Rights	(46,789)	(23,339)
Total Reference Entity — Short		(1,886,456)
Net Value of Reference Entity — Bank of America N.A.		$3,153,367

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2015	47

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$544,809,947	$160,925,905	$705,735,852
Common Stocks	$12,533,930	—	—	12,533,930
Corporate Bonds	—	2,162,544,190	1,069,595	2,163,613,785
Floating Rate Loan Interests	—	74,828,915	8,621,597	83,450,512
Foreign Agency Obligations	—	32,750,113	—	32,750,113
Foreign Government Obligations	—	216,376,811	—	216,376,811
Investment Companies	92,279,168	—	—	92,279,168
Non-Agency Mortgage-Backed Securities	—	520,433,798	51,595,137	572,028,935
Other Interests	—	—	925	925
Preferred Securities	24,208,676	106,339,077	1,545,034	132,092,787
Taxable Municipal Bonds	—	203,383,391	—	203,383,391
U.S. Government Sponsored Agency Securities	—	5,454,727,431	3,850,665	5,458,578,096
U.S. Treasury Obligations	—	2,683,611,339	—	2,683,611,339
Short-Term Securities:
Borrowed Bond Agreements	—	118,457,133	—	118,457,133
Money Market Funds	44,099,841	17,160	—	44,117,001
Options Purchased:
Equity Contracts	567,281	—	—	567,281
Foreign Currency Exchange Contracts	—	16,698,196	—	16,698,196
Interest Rate Contracts	697,838	101,385	—	799,223
Liabilities:
Investments:
TBA Sale Commitments	—	(3,377,676,670)	—	(3,377,676,670)
Borrowed Bonds	—	(117,052,364)	—	(117,052,364)
Unfunded floating rate loan interests[1]	—	(114,481)	—	(114,481)

Total	$174,386,734	$8,640,235,371	$227,608,858	$9,042,230,963

[1] Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Commodity contracts	$ 17,110	—	—	$ 17,110
Credit contracts	—	$ 5,656,912	—	5,656,912
Equity contracts	171,512	694,935	—	866,447
Foreign currency exchange contracts	—	7,686,276	—	7,686,276
Interest rate contracts	4,481,098	993,246	—	5,474,344
Liabilities:
Commodity contracts	(15,080)	—	—	(15,080)
Credit contracts	—	(12,506,986)	—	(12,506,986)
Equity contracts	(131,244)	(250,395)	—	(381,639)
Foreign currency exchange contracts	—	(28,668,814)	—	(28,668,814)
Interest rate contracts	(2,332,631)	(3,555,635)	—	(5,888,266)

Total	$ 2,190,765	$(29,950,461)	—	$ (27,759,696)

[1]

Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

48	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2015

Consolidated Schedule of Investments (concluded)	Master Total Return Portfolio

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$10,298,737	—	—	$10,298,737
Foreign currency at value	12,296,138	—	—	12,296,138
Cash held for swaps	500,000	—	—	500,000
Cash pledged as collateral for OTC derivatives	10,107,000	—	—	10,107,000
Cash pledged for financial futures contracts	6,971,010	—	—	6,971,010
Cash pledged for centrally cleared swaps	2,725,630	—	—	2,725,630
Liabilities:
Reverse repurchase agreements	—	$(2,066,596,506)	—	(2,066,596,506)
Cash received as collateral for borrowed bonds	—	(654,000)	—	(654,000)
Cash received as collateral for TBA commitments	—	(2,954,000)	—	(2,954,000)

Total	$42,898,515	$(2,070,204,506)	—	$(2,027,305,991)

During the period ended December 31, 2015, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Master Portfolio had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Other Interests	Preferred Securities	U.S. Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of September 30, 2015	$140,664,025	—	$9,415,789	$48,193,804	$ 1	$1,504,998	—	$199,778,617
Transfers into Level 3	4,522,703	$1,128,457	—	—	—	—	$4,111,216	9,762,376
Transfers out of Level 3	(2,137,939)	—	(100,566)	(9,088,413)	—	—	—	(11,326,918)
Accrued discounts/premiums	66,435	2,992	3,658	50,100	—	—	2	123,187
Net realized gain (loss)	230,523	5,590	47	95,218	—	—	4	331,382
Net change in unrealized appreciation (depreciation)[1]	(1,790,013)	30,913	(190,679)	(406,164)	924	40,036	(136,292)	(2,451,275)
Purchases	40,510,976	—	—	15,433,492	—	—	—	55,944,468
Sales	(21,140,805)	(98,357)	(506,652)	(2,682,900)	—	—	(124,265)	(24,552,979)

Closing Balance, as of December 31, 2015	$160,925,905	$1,069,595	$8,621,597	$51,595,137	$925	$1,545,034	$3,850,665	$227,608,858

Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2015[3]	$ (1,728,651)	$ 30,913	$ (193,119)	$ (406,164)	$924	$ 40,036	$ (136,292)	$ (2,392,353)

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2015, is generally due to investments no longer held or categorized as Level 3 at period end.

The Master Portfolio’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2015	49

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Balanced Capital Fund, Inc., Master Large Cap Core Portfolio of Master Large Cap Series, LLC and Master Total Return Portfolio of Master Bond LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Balanced Capital Fund, Inc., Master Large Cap Core Portfolio of Master Large Cap Series, LLC and Master Total Return Portfolio of Master Bond LLC

Date:	February 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Balanced Capital Fund, Inc., Master Large Cap Core Portfolio of Master Large Cap Series, LLC and Master Total Return Portfolio of Master Bond LLC

Date:	February 23, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Balanced Capital Fund, Inc., Master Large Cap Core Portfolio of Master Large Cap Series, LLC and Master Total Return Portfolio of Master Bond LLC

Date:	February 23, 2016